UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor

New York, NY 10004

(Address of principal executive offices) (Zip code)

Daniel O’Neill

33 Whitehall Street, 10th Floor

New York, NY 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-476-7523

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2011

33 Whitehall Street, 10th Floor New York, New York 10004 www.direxionshares.com

1X BEAR FUNDS

SECTOR FUNDS

Direxion Total Market Bear 1X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares

3X BULL FUNDS	3X BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS

Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

INTERNATIONAL FUNDS

Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares
(formerly Direxion Daily BRIC Bull 2X Shares)	(formerly Direxion Daily BRIC Bear 2X Shares)
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares
(formerly Direxion Daily India Bull 2X Shares)	(formerly Direxion Daily India Bear 2X Shares)
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares

SECTOR FUNDS

Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
(formerly Direxion Daily Gold Miners Bull 2X Shares)	(formerly Direxion Daily Gold Miners Bear 2X Shares)
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
(formerly Direxion Daily Natural Gas Related Bull 2X Shares)	(formerly Direxion Daily Natural Gas Related Bear 2X Shares)
Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares
(formerly Direxion Daily Retail Bull 2X Shares)	(formerly Direxion Daily Retail Bear 2X Shares)
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

SPECIALTY FUNDS

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Annual Report for the Direxion Shares covers the period from November 1, 2010 or date of commencement of investment operations to October 31, 2011 (the “Annual Period”). Domestic equity markets generally provided positive total returns for the Annual Period but volatility was high and international markets fared poorly. Structural concerns over the sovereign debt of European nations have deepened and led to equity market declines and unease. U.S. Treasuries rallied substantially over the period in a flight to safety and away from European assets, even as U.S. debt was downgraded by the Standard and Poors Ratings Agency. Political gridlock, weakening growth, and low interest rates drove the U.S. Dollar lower. Gold soared to new highs due to fear and a weak dollar, while oil rallied to over $110 per barrel, then fell to finish the period at $93. Other commodities such as grains and livestock have been volatile due to drought and other natural disasters.

The global investment environment was difficult across most asset classes as the twin market shocks of the U.S downgrade in August and the boiling over of the Eurozone debt crisis into the core countries of the region spurred streaky markets and heightened volatility, up over 30% during the period (as measured by the VIX Index). As economic growth in the emerging world has slowed, hopes of sustained global economic recovery on the back of emerging market expansion have begun to erode. Signs of tightening in the credit markets and the perceived need to stimulate business activity to reignite the recovery have forced into action several of the world’s leading central banks. This includes notably, a coordinated effort by the world’s developed central banks to open U.S. dollar swap lines at below market rates; longer term refinancing to European financial institutions directly from the European Central Bank; additional rounds of quantitative easing via bond purchases from the Bank of England; currency intervention to stem appreciation of the Yen by the Bank of Japan; rate cuts in Australia; and continued easing of monetary conditions by the U.S. Fed using a range of instruments. The coordinated action by these reserve banks reflects the severity of global growth concerns and the heightened uncertainty in markets throughout much of the second half of 2011.

The discussion below relates to the performance of the Direxion Shares exchange traded funds (the “ETFs”) for the Annual Period. The Leveraged ETFs seek to provide a daily return of 300% or -300% of the daily return of a particular benchmark. Effective December 1, 2011, after the Annual Period, the names and investment objectives of ten funds changed from seeking to provide a daily return of 200% or -200% of the daily return of a particular benchmark to seeking to provide a daily return of 300% or -300% of the daily return of a particular benchmark. The Funds effected were the Direxion Daily BRIC Bull 3X Shares, the Direxion Daily BRIC Bear 3X Shares, the Direxion Daily India Bull 3X Shares, the Direxion Daily India Bear 3X Shares, the Direxion Daily Gold Miners Bull 3X Shares, the Direxion Daily Gold Miners Bear 3X Shares, the Direxion Daily Natural Gas Related Bull 3X Shares, the Direxion Daily Natural Gas Related Bear 3X Shares, the Direxion Daily Retail Bull 3X Shares, and the Direixon Daily Retail Bear 3X Shares. The Inverse ETFs seek to provide -100% of the daily return of a particular benchmark. We are required to discuss the annual performance of each of the funds relative to its target index. However, the funds should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

In seeking to achieve each ETF’s daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each ETF makes and the techniques it employs. Rafferty relies upon a pre-determined investment model to generate orders that result in repositioning each ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF’s objective.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the fund to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETF’s have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Target Index”). The models and a description of how they work, are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not

4	DIREXION ANNUAL REPORT

take into account the size of an ETF, the ETF’s expense ratios or any transaction or trading fees associated with creating or maintaining an ETF’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the ETFs during the Annual Period is as follows below.

The Direxion Daily Total Market Bear 1X Shares seeks to provide -100% of the daily return of the MSCI US Broad Market Index. For the period June 15, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned -1.06%. Given the daily investment objective of the fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the fund. The Direxion Daily Total Market Bear 1X Shares returned -1.30% compared to the model expected return of -2.87%.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 7-10 Year Treasury Bond Index. For the period March 23, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned 11.85%. Given the daily investment objective of the fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the fund. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -11.60% compared to the model expected return of -10.97%.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 20 Year Plus Treasury Bond Index. For the period March 23, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned 27.49%. Given the daily investment objective of the fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the fund. The Direxion Daily 20+ Year Treasury Bear 1X Shares returned -24.40% compared to the model expected return of -23.85%.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Barclays Capital U.S. Aggregate Bond Index. For the period March 23, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned 6.02%. Given the daily investment objective of the fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the fund. The Direxion Daily Total Bond Market Bear 1X Shares returned -6.30% compared to the model expected return of -5.77%.

The Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Index. For the Annual Period, the Target Index returned 8.01%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Large Cap Bull 3X Shares returned 5.49% compared to the model expected return of 8.64%. The Direxion Daily Large Cap Bear 3X Shares returned -41.49% compared to the model expected return of -40.43%.

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell Midcap® Index. For the Annual Period, the Target Index returned 7.85%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index along should not generate expectations of annual performance for the funds. The Direxion Daily Mid Cap Bull 3X Shares returned 1.64% compared to the model expected return of 3.62%. The Direxion Daily Mid Cap Bear 3X Shares returned -46.03% compared to the model expected return of -44.80%.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 2000® Index. For the Annual Period, the Target Index returned 6.71%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Small Cap Bull 3X Shares returned -10.01% compared to the model expected return of -8.65%. The Direxion Daily Small Cap Bear 3X Shares returned -54.88% compared to the model expected return of -52.81%.

The Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares) and the Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares) seek to provide 300% and -300%, respectively, of the daily return

DIREXION ANNUAL REPORT	5

of The Bank of New York Mellon BRIC Select ADR® Index. Effective December 1, 2011, the Funds changed their names and investment objectives. Prior to December 1, 2011, the Funds sought to provide 200% and -200% respectively, of the Target Index and the return values displayed reflect this investment objective. For the Annual Period, the Target Index returned -11.71%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily BRIC Bull 3X Shares returned -29.38% compared to the model expected return of -28.06%. The Direxion Daily BRIC Bear 3X Shares returned -1.31% compared to the model expected return of -1.62%.

The Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of The Bank of New York Mellon China Select ADR® Index. For the Annual Period, the Target Index returned -16.10%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily China Bull 3X Shares returned -54.98% compared to the model expected return of -54.25%. The Direxion Daily China Bear 3X Shares returned -4.12% compared to the model expected return of 3.17%. The tracking error for the Direxion Daily China Bear 3X Shares was 7.29%. This tracking error was the result of higher financing costs associated with the Fund’s generation of short exposure through total return swaps during periods of abnormally high demand to borrow the securities that comprise the benchmark index.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI EAFE® Index. For the Annual Period, the Target Index returned -5.46%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Developed Markets Bull 3X Shares returned -33.56% compared to the model expected return of -33.92%. The Direxion Daily Developed Markets Bear 3X Shares returned -27.75% compared to the model expected return of -26.05%.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI Emerging Markets Index™. For the Annual Period, the Target Index returned -9.92%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Emerging Markets Bull 3X Shares returned -46.33% compared to the model expected return of -44.63%. The Direxion Daily Emerging Markets Bear 3X Shares returned -21.67% compared to the model expected return of -19.46%.

The Direxion Daily India Bull 3X Shares (formerly the Direxion Daily India Bull 2X Shares) and the Direxion Daily India Bear 3X Shares (formerly the Direxion Daily India Bear 2X Shares) seek to provide 300% and -300%, respectively, of the daily return of the Indus India Index. Effective December 1, 2011, the Funds changed their names and investment objectives. Prior to December 1, 2011, the Funds sought to provide 200% and -200% respectively, of the Target Index and the return values displayed reflect this investment objective. For the Annual Period, the Target Index returned -21.38%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily India Bull 3X Shares returned -43.93% compared to the model expected return of -43.51%. The Direxion Daily India Bear 3X Shares returned 17.21% compared to the model expected return of 24.00%. The tracking error for the Direxion Daily India Bear 3X Shares was 6.79%. This tracking error was the result of higher financing costs associated with the Fund’s generation of short exposure through total return swaps during periods of abnormally high demand to borrow the securities that comprise the benchmark index.

The Direxion Daily Latin America Bull 3X Shares and the Direxion Daily Latin America Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Latin America 40 Index. For the Annual Period, the Target Index returned -10.96%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Latin America Bull 3X Shares returned -46.60% compared to the model expected return of -44.11%. The Direxion Daily Latin America Bear 3X Shares returned -15.61% compared to the model expected return of

6	DIREXION ANNUAL REPORT

-8.86%. The tracking error for the Direxion Daily Latin America Bear 3X Shares was 6.75%. This tracking error was the result of higher financing costs associated with the Fund’s generation of short exposure through total return swaps during periods of abnormally high demand to borrow the securities that comprise the benchmark index.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the DAX Global Russia + Index. For the period May 25, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned -17.50%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Russia Bull 3X Shares returned -58.73% compared to the model expected return of -58.51%. The Direxion Daily Russia Bear 3X Shares returned -11.70% compared to the model expected return of -9.21%.

The Direxion Daily Agribusiness Bull 3X Shares and the Direxion Daily Agribusiness Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the DAX Global Agribusiness Index For the period May 25, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned 2.74%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Agribusiness Bull 3X Shares returned -31.20% compared to the model expected return of -30.79%. The Direxion Daily Agribusiness Bear 3X Shares returned -20.68% compared to the model expected return of -18.18%.

The Direxion Daily Basic Materials Bull 3X Shares and the Direxion Daily Basic Materials Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P® Materials Select Sector Index. For the period June 15, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned -6.35%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Basic Materials Bull 3X Shares returned -38.05% compared to the model expected return of -36.56%. The Direxion Daily Basic Materials Bear 3X Shares returned -9.95% compared to a model expected return of -8.55%.

The Direxion Daily Gold Miners Bull 3X Shares (formerly the Direxion Daily Gold Miners Bull 2X Shares) and the Direxion Daily Gold Miners Bear 3X Shares (formerly the Direxion Daily Gold Miners Bear 2X Shares) seek to provide 300% and -300%, respectively, of the daily return of the NYSE Arca Gold Miners Index. Effective December 1, 2011, the Funds changed their names and investment objectives. Prior to December 1, 2011, the Funds sought to provide 200% and -200% respectively, of the Target Index and the return values displayed reflect this investment objective. For the period December 8, 2010 (commencement of investment operations) to October 31, 2011, the Target Index returned -2.63%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Gold Miners Bull 3X Shares returned -18.60% compared to the model expected return of -16.96%. The Direxion Daily Gold Miners Bear 3X Shares returned -16.98% compared to the model expected return of -16.36%.

The Direxion Daily Healthcare Bull 3X Shares and the Direxion Daily Healthcare Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of The S&P® Health Care Select Sector Index. For the period June 15, 2011 (commencement of investment operations) to October 31, 2011, the Target Index returned -2.53%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Healthcare Bull 3X Shares returned -18.33% compared to the model expected return of -17.90%. The Direxion Daily Healthcare Bear 3X Shares returned -3.68% compared to the model expected return of -3.64%.

The Direxion Daily Natural Gas Related Bull 3X Shares (formerly the Direxion Daily Natural Gas Related Bull 2X Shares) and the Direxion Daily Natural Gas Related Bear 3X Shares (formerly the Direxion Daily Natural Gas Related Bear 2X Shares) seek to provide 300% and -300%, respectively, of the daily return of the ISE-Revere Natural Gas Index. Effective December 1, 2011, the Funds changed their names and investment objectives. Prior to December 1, 2011, the Funds sought to provide 200% and -200% respectively, of the Target Index and the return values displayed reflect this investment objective. For the Annual Period, the Target Index returned 12.59%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not

DIREXION ANNUAL REPORT	7

generate expectations of annual performance of the funds. The Direxion Daily Natural Gas Related Bull 3X Shares returned 11.07% compared to the model expected return of 12.60%. The Direxion Daily Natural Gas Related Bear 3X Shares returned -45.22% compared to the model expected return of -44.03%.

The Direxion Daily Retail Bull 3X Shares (formerly the Direxion Daily Retail Bull 2X Shares) and the Direxion Daily Retail Bear 3X Shares (formerly the Direxion Daily Retail Bear 2X Shares) seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Retail Index. Effective December 1, 2011, the Funds changed their names and investment objectives. Prior to December 1, 2011, the Funds sought to provide 200% and -200% respectively, of the Target Index and the return values displayed reflect this investment objective. For the Annual Period, the Target Index returned 15.08%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Retail Bull 3X Shares returned 25.25% compared to the model expected return of 27.41%. The Direxion Daily Retail Bear 3X Shares returned -33.66% compared to the model expected return of -32.69%.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the PHLX Semiconductor Sector Index. For the Annual Period, the Target Index returned -5.06%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Semiconductor Bull 3X Shares returned -12.27% compared to the model expected return of -10.46%. The Direxion Daily Semiconductor Bear 3X Shares returned -49.74% compared to the model expected return of -48.14%.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Energy Index. For the Annual Period, the Target Index returned 18.57%. Given the daily investment objectives the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Energy Bull 3X Shares returned 25.97% compared to the model expected return of 28.94%. The Direxion Daily Energy Bear 3X Shares returned -64.19% compared to the model expected return of -63.32%.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Financial Services Index. For the Annual Period, the Target Index returned -3.60%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Financial Bull 3X Shares returned -33.94% compared to the model expected return of -32.07%. The Direxion Daily Financial Bear 3X Shares returned -36.75% compared to the model expected return of -34.93%.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI US REIT IndexSM. For the Annual Period, the Target Index returned 10.59%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Real Estate Bull 3X Shares returned 2.51% compared to the model expected return of 5.19%. The Direxion Daily Real Estate Bear 3X Shares returned -56.93% compared to the model expected return of -55.30%.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Technology Index. For the Annual Period, the Target Index returned 8.22%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily Technology Bull 3X Shares returned 5.82% compared to the model expected return of 8.73%. The Direxion Daily Technology Bear 3X Shares returned -42.85% compared to the model expected return of -41.54%.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the NYSE 7-10 Year Treasury Bond Index. For the Annual Period, the Target Index returned 7.73%. Given the daily investment objectives of the funds and the path dependency

8	DIREXION ANNUAL REPORT

of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 22.76% compared to the model expected return of 22.41%. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -27.19% compared to the model expected return of -23.33%.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the NYSE 20 Year Plus Treasury Bond Index. For the Annual Period, the Target Index returned 20.40%. Given the daily investment objectives of the funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the funds. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 51.23% compared to the model expected return of 55.18%. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned -56.54% compared to the model expected return of -54.81%.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill

President

DIREXION ANNUAL REPORT	9

Past performance is not indicative of future results. Recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. This and other information can be found in the Funds’ prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the funds will achieve their objective. Investing in the funds may be more volatile than investing in broadly diversified funds. The use of leverage by a fund means the Funds are riskier than alternatives which do not use leverage.

The ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments. The Funds are not designed to track the underlying index over a longer period of time.

Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. For additional information, see the fund’s prospectus.

The risks associated with the funds are detailed in the prospectus which include adverse market condition risk, adviser’s investment strategy risk, aggressive investment techniques risk, concentration risk, counterparty risk, credit and lower quality debt securities risk, equity securities risk, currency exchange risk, daily correlation risk, daily rebalancing and market volatility risk, early close/trading halt risk, depository receipt risk, foreign and emerging markets securities risk, sector securities risk, interest rate risk, inverse correlation risk, leverage risk, market risk, non-diversification risk, retail sector risk, shorting risk, small and mid cap company risk, tracking error risk, market timing activity and high portfolio turnover risk, commodities securities risk, geographic concentration risk, valuation time risk, derivatives risk, risks of investing in small- and/or mid-capitalization companies, natural gas sector risk, negative implications of daily goals in volatile markets risk, risks of investing in mining and metal industry securities, commodity-linked derivatives risk, wholly-owned subsidiary risk, tax and distribution risk, options and futures contracts risks, security selection risk, Debt Instrument Risk, Gain Limitation Risk, Real Estate Investment Risk, U.S. Government Securities Risk, and Special Risks of Exchange-Traded Funds.

The views of this letter were those of the Fund Manager as of October 31, 2011 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

10	DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Management Discussion & Analysis

October 31, 2011

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in order to achieve the stated goal for each Fund. The Bull Funds magnify the returns of their respective indexes for a one-day period and the Bear Funds inversely magnify the returns of their respective indexes for a one-day period. Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs.

To meet its objectives, each Bull and Bear Fund invests in some combination of financial instruments so it generates economically “leveraged” exposure consistent with the Fund’s investment objective. Each Fund invests significantly in swap agreements and futures contracts to achieve the Fund’s investment objective. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Investments in derivatives such as swaps and futures contracts, in general, are subject to market risks that may cause their prices to fluctuate over time. Such financial instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

No Fund attempts, or should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a single day.

Factors Affecting Fund Performance:

—

Benchmark Performance – The daily performance of each Fund’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

—

Leverage – Each Fund seeks daily investment results (before fees and expenses) of either 200%[1] or 300% (for the Bull Funds) or -100%, -200% or -300% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund’s gains or losses and increases the investment’s risk and volatility. The Bear Funds seek to achieve inverse magnified correlation to their respective underlying indexes.

—

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily returns of an underlying index. Over periods longer than a single day, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the Funds over longer periods are greater or less than the Fund’s daily stated goal. Periods of high volatility that lack a clear trend hurt a Fund’s performance while trending, low volatility markets enhance a Fund’s performance.

—

Cost of Financing – In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR plus a spread and a Bear Fund receives LIBOR[2] minus a spread as applied to the borrowed portion of the Fund’s exposure. Because

[1]

Effective December 1, 2011, all the Funds that sought investments results of 200% or -200% of the performance of a target index changes their names and investment objective to seek investment results of 300% or -300% of a target index.

[2]

London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION ANNUAL REPORT	11

LIBOR is very low, financing costs create only a small drag on a Bull Fund’s performance while a Bear Fund receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position.

—

Optimized Baskets – Each Bull Fund holds a basket of securities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull Funds hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

—

Equity Dividends and Bond Interest – Equity Bull Funds are positively impacted by equity and index dividends as the Funds receive those payments. Equity Bear Funds are negatively impacted as they are obligated to pay the dividends. Treasury Bull Funds receive interest, accrued on a daily basis, to account for the Treasury’s semi-annual coupon payments while the Treasury Bear Funds pay interest, accrued on a daily basis.

—

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each Fund’s prospectus and may be larger than many traditional index funds’ fees which cause a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the Fund’s use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Market Conditions Affecting Fund Performance:

Fifteen Funds were launched during the most recent fiscal year ending October 31, 2011. A general review of economic conditions and market events, as well as index performance, is below for the period described.

Economy:

As we are experiencing a slow and painful recovery, it is evident Western economies will not emerge from the global financial crisis in the same fashion as other recent recessions. Austerity programs in Europe have further slowed growth, and there are significant worries about slowing economies in Emerging Markets. Growth in the United States has been recovering at a sluggish pace, and as a result, fears of a double-dip recession have surfaced. Unemployment remains high at 9.1% and manufacturing levels are unfortunately low, hindering economic growth. A new round of stimulus in the form of more quantitative easing (QE3), or a jobs plan, has dominated the news as we move through the second half of 2011. Furthermore, as focus shifts to the 2012 Presidential election, we believe some sort of further stimulus is likely.

The European economy is suffering through slow growth and severe debt concerns. Crushing deficits and lack of fiscal flexibility have caused government borrowing rates to rise for several European countries include Italy and Portugal. As the less industrious nations in the European Union (Greece, Spain, Portugal, Italy, etc.) try to stay afloat given very high borrowing costs, the holders of their debt suffer the consequences. French and German banks are the two largest holders of this debt and it is weighing very heavily on their balance sheets. Both the individual countries and the banks holding their debt are struggling to stay afloat. Concerns over the future of the Euro are rising.

Fortunately, economic growth in major developing economies has been stronger. China has become the second largest economy in the world and we believe it will to continue to grow at 8-9% annually despite concerns over a potential short term slowdown. Debt strapped nations have continually looked to China with their large cash reserves to buy the nations’ newly issued debt. Despite the Western economies economic outlook, the United States government bond yields are near record lows, signaling both significant interest in U.S. debt and a flight to safety on the part of investors.

Over the fiscal year, Rafferty managed Funds with four different categories of indices – broad market, sector, international and fixed-income.

Domestic broad market indexes were up on the year, but not without a degree of volatility due mainly to European sovereign debt concerns. Continued quantitative easing in the broad markets kept interest rates low and sent

12	DIREXION ANNUAL REPORT

investors searching for yield in U.S. equity markets. The following seven leveraged or inverse ETFs track broad market indexes:

Direxion Daily Total Market Bear 1X Shares	MSCI US Broad Market Index
Direxion Daily Large Cap Bull 3X Shares	Russell 1000® Index
Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index
Direxion Daily Small Cap Bull 3X Shares	Russell 2000® Index
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index
Direxion Daily Mid Cap Bull 3X Shares	Russell Midcap® Index
Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap® Index

Energy and Retail led the various sectors due to increased demand for oil and reviving consumer spending. The Russell 1000® Financial Services Index sector significantly lagged the broad market and returned -3.56%. The Technology sector preformed broadly inline with the broad market, reflecting its transition to a mature sector and dominance by blue chip stocks. Listed below are the 22 leveraged or inverse ETFs that Rafferty manages that are benchmarked to sector indexes.

Direxion Daily Agribusiness Bull 3X Shares	DAX Global Agribusiness Index
Direxion Daily Agribusiness Bear 3X Shares	DAX Global Agribusiness Index
Direxion Daily Basic Materials Bull 3X Shares	The S&P® Materials Select Sector Index
Direxion Daily Basic Materials Bear 3X Shares	The S&P® Materials Select Sector Index
Direxion Daily Gold Miners Bull 3X Shares	NYSE Arca Gold Miners Index
Direxion Daily Gold Miners Bear 3X Shares	NYSE Arca Gold Miners Index
Direxion Daily Healthcare Bull 3X Shares	The S&P® Health Care Select Sector Index
Direxion Daily Healthcare Bear 3X Shares	The S&P® Health Care Select Sector Index
Direxion Daily Natural Gas Related Bull 3X Shares	ISE-Revere Natural Gas Index
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas Index
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index
Direxion Daily Retail Bear 3X Shares	Russell 1000® Retail Index
Direxion Daily Semiconductor Bull 3X Shares	PHLX Semiconductor Sector Index
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index
Direxion Daily Energy Bull 3X Shares	Russell 1000® Energy Index
Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index
Direxion Daily Financial Bull 3X Shares	Russell 1000® Financial Services Index
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index
Direxion Daily Real Estate Bull 3X Shares	MSCI US REIT IndexSM
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT IndexSM
Direxion Daily Technology Bull 3X Shares	Russell 1000® Technology Index
Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index

Developed markets declined on sovereign debt concerns and fears of prolonged downturns. Emerging Markets began the year strong, but fell sharply in August and September as high volatility returned to the market. Chinese companies were sharply devalued and underperformed both broad measures of Emerging Markets as well as Developed Markets. Listed below are the 14 leveraged ETFs that Rafferty manages that are benchmarked to international indexes.

Direxion Daily BRIC Bull 3X Shares (formerly the Direxion Daily BRIC Bull 2X Shares)	The Bank of New York Mellon BRIC Select ADR® Index
Direxion Daily BRIC Bear 3X Shares (formerly the Direxion Daily BRIC Bear 2X Shares)	The Bank of New York Mellon BRIC Select ADR® Index
Direxion Daily China Bull 3X Shares	The Bank of New York Mellon China Select ADR® Index
Direxion Daily China Bear 3X Shares	The Bank of New York Mellon China Select ADR® Index
Direxion Daily Developed Market Bull 3X Shares	MSCI EAFE® Index

DIREXION ANNUAL REPORT	13

Direxion Daily Developed Market Bear 3X Shares	MSCI EAFE® Index
Direxion Daily Emerging Market Bull 3X Shares	MSCI Emerging Markets IndexSM
Direxion Daily Emerging Market Bear 3X Shares	MSCI Emerging Markets IndexSM
Direxion Daily India Bull 3X Shares (formerly the Direxion Daily India Bull 2X Shares)	Indus India Index
Direxion Daily India Bear 3X Shares (formerly the Direxion Daily India Bear 2X Shares)	Indus India Index
Direxion Daily Latin America Bull 3X Shares	S&P® Latin America 40 Index
Direxion Daily Latin America Bear 3X Shares	S&P® Latin America 40 Index
Direxion Daily Russia Bull 3X Shares	DAX Global Russia+ Index
Direxion Daily Russia Bear 3X Shares	DAX Global Russia+ Index

Prices of Treasuries gained throughout the Annual Period causing yields to drop to near historic lows. Fears in the markets, especially due to the European debt crisis caused investors to seek the shelter of U.S. Treasuries, even while the U.S. government debt was downgraded as a result of budgetary gridlock. Rafferty manages the following seven leveraged or inverse ETFs that are benchmarked to fixed-income indexes.

Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index
Direxion Daily 7-10 Year Treasury Bull 3X Shares	NYSE 7-10 Year Treasury Bond Index
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index
Direxion Daily 20+ Year Treasury Bull 3X Shares	NYSE 20 Year Plus Treasury Bond Index
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index

Index Volatility:

Market volatility was tame for the first portion of year as compared to the volatility of the market in recent years. The VIX fell briefly fell below 15 in April. However, from the beginning on August through the end of the fiscal year, equity markets experienced abnormally high volatility. Higher volatility negatively impacts a Fund’s performance as described in the previous section. The volatility of each Index used as a benchmark for Direxion’s Funds is below:

Index	Annualized Volatility As of October 31, 2011
Russell 1000® Index	22.05%
Russell 2000® Index	30.57%
Russell Midcap® Index	24.98%
Russell 1000® Financial Services Index	30.08%
Russell 1000® Technology Index	22.50%
Russell 1000® Energy Index	28.94%
Russell 1000® Retail Index	19.66%
MSCI Emerging Markets IndexSM	30.05%
MSCI EAFE® Index	28.42%
MSCI US REIT IndexSM	28.83%
MSCI US Broad Market Index	22.59%
NYSE 7-10 Year Treasury Bond Index	8.40%
NYSE 20 Year Plus Treasury Bond Index	19.80%
NYSE Arca Gold Miners Index	31.82%
Barclays Capital U.S. Aggregate Bond Index	4.21%
The Bank of New York Mellon China Select ADR® Index	28.93%
S&P Latin America 40 Index	27.57%

14	DIREXION ANNUAL REPORT

Index	Annualized Volatility As of October 31, 2011
The S&P® Health Care Select Sector Index	18.32%
The S&P® Materials Select Sector Index	28.66%
Indus India Index	29.90%
The Bank of New York Mellon BRIC Select ADR® Index	28.20%
PHLX Semiconductor Sector Index	29.14%
ISE-Revere Natural Gas Index	34.08%
DAX Global Agribusiness Index	29.31%

Rafferty does not invest the assets of the Funds based on its view of the investment merit of a particular security, instrument or company. In addition, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. One cannot invest directly in an index.

VIX is the ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 Index options.

ADR (American Depository Receipt) is a negotiable certificate issued by a US bank representing a specified number of shares (or one share) in a foreign stock that is traded on a US exchange.

DIREXION ANNUAL REPORT	15

Direxion Daily Total Market Bear 1X Shares

June 15, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Total Market Bear 1X Shares (NAV)	(1.30)%
Direxion Daily Total Market Bear 1X Shares (Market Price)	(3.30)%
MSCI US Broad Market Index	(1.06)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.75%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through April 1, 2012 to the extent the Net Annual Operating Expenses exceed .65% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 100% or -100%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI US Broad Market Index is sponsored by Morgan Stanley Capital International Inc. and represents the universe of companies in the U.S. equity market, including large, mid, small and micro cap companies. The Index targets for inclusion 99.5% or more of the total market capitalization of all U.S. common stocks regularly traded on the New York Stock Exchange and the NASDAQ over-the-counter market. The Index is the aggregation of the MSCI US Investible Market 2500 Index, which targets for inclusion 2,500 companies representing the investible universe of the U.S. equity market, and the MSCI US Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. equity market capitalization.

Market Exposure

The fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

16	DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 1X Shares

March 23, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily 7-10 Year Treasury Bear 1X Shares (NAV)	(11.60)%
Direxion Daily 7-10 Year Treasury Bear 1X Shares (Market Price)	(10.45)%
NYSE 7-10 Year Treasury Bond Index	11.85%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.73%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through April 1, 2012 to the extent the Net Annual Operating Expenses exceed .65% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 100% or -100%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE 7-10 Year Treasury Bond Index (AXSVTN) is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The performance of the NYSE 7-10 Year Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	17

Direxion Daily 20+ Year Treasury Bear 1X Shares

March 23, 20111—October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily 20+ Year Treasury Bear 1X Shares (NAV)	(24.40)%
Direxion Daily 20+ Year Treasury Bear 1X Shares (Market Price)	(21.23)%
NYSE 20 Year Plus Treasury Bond Index	27.49%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.73%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through April 1, 2012 to the extent the Net Annual Operating Expenses exceed .65% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 100% or -100%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE 20 Year Plus Treasury Bond Index (AXTWEN) is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The performance of the NYSE 20 Year Plus Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

18	DIREXION ANNUAL REPORT

Direxion Daily Total Bond Market Bear 1X Shares

March 23, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Total Bond Market Bear 1X Shares (NAV)	(6.30)%
Direxion Daily Total Bond Market Bear 1X Shares (Market Price)	(6.08)%
Barclays Capital U.S. Aggregate Bond Index	6.02%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 0.75%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through April 1, 2012 to the extent the Net Annual Operating Expenses exceed .65% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 100% or -100%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Barclays Capital US Aggregate Bond Index measures the performance of the investment grade; U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Index is capitalization weighted and rebalanced monthly.

Market Exposure

The fund seeks daily exposure of -100% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	19

Direxion Daily Large Cap Bull 3X Shares

November 5, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Large Cap Bull 3X Shares (NAV)	5.49%	6.87%
Direxion Daily Large Cap Bull 3X Shares (Market Price)	5.19%	6.79%
Russell 1000® Index	8.01%	10.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.28%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000® Index measures the large cap segment of the U.S. equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 1000® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

20	DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bear 3X Shares

November 5, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Large Cap Bear 3X Shares (NAV)	(41.49)%	(52.63)%
Direxion Daily Large Cap Bear 3X Shares (Market Price)	(41.37)%	(52.64)%
Russell 1000® Index	8.01%	10.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.10%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000® Index measures the large cap segment of the U.S. equity universe. It consists of the largest 1,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 1000® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	21

Direxion Daily Mid Cap Bull 3X Shares

January 8, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Mid Cap Bull 3X Shares (NAV)	1.64%	39.55%
Direxion Daily Mid Cap Bull 3X Shares (Market Price)	1.56%	39.70%
Russell Midcap® Index	7.85%	21.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.80%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The performance of the Russell Midcap® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

22	DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

January 8, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Mid Cap Bear 3X Shares (NAV)	(46.03)%	(64.22)%
Direxion Daily Mid Cap Bear 3X Shares (Market Price)	(46.05)%	(64.22)%
Russell Midcap® Index	7.85%	21.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.52%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The performance of the Russell Midcap Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	23

Direxion Daily Small Cap Bull 3X Shares

November 5, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Small Cap Bull 3X Shares (NAV)	(10.01)%	(3.35)%
Direxion Daily Small Cap Bull 3X Shares (Market Price)	(9.77)%	(3.26)%
Russell 2000® Index	6.71%	12.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.14%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 2000® Index measures the small cap segment of the U.S.equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

24	DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

November 5, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Small Cap Bear 3X Shares (NAV)	(54.88)%	(67.76)%
Direxion Daily Small Cap Bear 3X Shares (Market Price)	(54.90)%	(67.73)%
Russell 2000® Index	6.71%	12.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.23%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 2000® Index measures the small cap segment of the U.S.equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	25

Direxion Daily BRIC Bull 3X Shares

formerly Direxion Daily BRIC Bull 2X Shares

March 11, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily BRIC Bull 3X Shares (NAV)	(29.38)%	(14.81)%
Direxion Daily BRIC Bull 3X Shares (Market Price)	(28.44)%	(14.19)%
The Bank of New York Mellon BRIC Select ADR® index	(11.71)%	(3.13)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.82%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon BRIC Select ADR® Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon BRIC Select ADR® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of 200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

26	DIREXION ANNUAL REPORT

Direxion Daily BRIC Bear 3X Shares

formerly Direxion Daily BRIC Bear 2X Shares

March 11, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily BRIC Bear 3X Shares (NAV)	(1.31)%	(18.15)%
Direxion Daily BRIC Bear 3X Shares (Market Price)	(1.86)%	(18.48)%
The Bank of New York Mellon BRIC Select ADR® index	(11.71)%	(3.13)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.03%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon BRIC Select ADR® Index is a free-float adjusted modified market capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon BRIC Select ADR® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of -200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	27

Direxion Daily China Bull 3X Shares

December 3, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily China Bull 3X Shares (NAV)	(54.98)%	(23.91)%
Direxion Daily China Bull 3X Shares (Market Price)	(54.90)%	(23.67)%
The Bank of New York Mellon China Select ADR® Index	(16.10)%	(0.95)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.27%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon China Select ADR® Index is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon China Select ADR® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

28	DIREXION ANNUAL REPORT

Direxion Daily China Bear 3X Shares

December 3, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily China Bear 3X Shares (NAV)	(4.12)%	(37.52)%
Direxion Daily China Bear 3X Shares (Market Price)	(4.60)%	(37.69)%
The Bank of New York Mellon China Select ADR® Index	(16.10)%	(0.95)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.79%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Bank of New York Mellon China Select ADR® Index is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”). The performance of The Bank of New York Mellon China Select ADR® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	29

Direxion Daily Developed Markets Bull 3X Shares

December 17, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Developed Markets Bull 3X Shares (NAV)	(33.56)%	(2.44)%
Direxion Daily Developed Markets Bull 3X Shares (Market Price)	(33.52)%	(2.20)%
MSCI EAFE® Index	(5.46)%	8.40%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

30	DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares

December 17, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Developed Markets Bear 3X Shares (NAV)	(27.75)%	(53.16)%
Direxion Daily Developed Markets Bear 3X Shares (Market Price)	(27.72)%	(53.17)%
MSCI EAFE® Index	(5.46)%	8.40%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.08. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE® Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	31

Direxion Daily Emerging Markets Bull 3X Shares

December 17, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Emerging Markets Bull 3X Shares (NAV)	(46.33)%	17.73%
Direxion Daily Emerging Markets Bull 3X Shares (Market Price)	(46.26)%	17.85%
MSCI Emerging Markets IndexSM	(9.92)%	18.61%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.07%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

32	DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares

December 17, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Emerging Markets Bear 3X Shares (NAV)	(21.67)%	(69.99)%
Direxion Daily Emerging Markets Bear 3X Shares (Market Price)	(21.87)%	(70.01)%
MSCI Emerging Markets IndexSM	(9.92)%	18.61%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.26%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	33

Direxion Daily India Bull 3X Shares

formerly Direxion Daily India Bull 2X Shares

March 11, 20101—October 31, 2010 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily India Bull 3X Shares (NAV)	(43.93)%	(18.54)%
Direxion Daily India Bull 3X Shares (Market Price)	(43.41)%	(18.26)%
Indus India index	(21.38)%	(5.75)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.28%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The performance of the Indus India Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of 200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

34	DIREXION ANNUAL REPORT

Direxion Daily India Bear 3X Shares

formerly Direxion Daily India Bear 2X Shares

March 11, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily India Bear 3X Shares (NAV)	17.21%	(15.43)%
Direxion Daily India Bear 3X Shares (Market Price)	16.49%	(15.55)%
Indus India index	(21.38)%	(5.75)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.04%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The performance of the Indus India Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of -200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	35

Direxion Daily Latin America Bull 3X Shares

December 3, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Latin America Bull 3X Shares (NAV)	(46.60)%	(27.91)%
Direxion Daily Latin America Bull 3X Shares (Market Price)	(46.63)%	(28.02)%
S&P® Latin America 40 Index	(10.96)%	(0.57)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.65%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P® Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The performance of the S&P® Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

36	DIREXION ANNUAL REPORT

Direxion Daily Latin America Bear 3X Shares

December 3, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Latin America Bear 3X Shares (NAV)	(15.61)%	(35.28)%
Direxion Daily Latin America Bear 3X Shares (Market Price)	(15.40)%	(35.11)%
S&P® Latin America 40 Index	(10.96)%	(0.57)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.39%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P® Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The performance of the S&P® Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	37

Direxion Daily Russia Bull 3X Shares

May 25, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Russia Bull 3X Shares (NAV)	(58.73)%
Direxion Daily Russia Bull 3X Shares (Market Price)	(58.78)%
DAX Global Russia+ Index	(17.50)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.03%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The DAX Global Russia+ Index is an index comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Index being daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization and reviewed and changed quarterly. The Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

38	DIREXION ANNUAL REPORT

Direxion Daily Russia Bear 3X Shares

May 25, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Russia Bear 3X Shares (NAV)	(11.70)%
Direxion Daily Russia Bear 3X Shares (Market Price)	(11.70)%
DAX Global Russia+ Index	(17.50)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.05%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The DAX Global Russia+ Index is an index comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Index being daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization and reviewed and changed quarterly. The Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	39

Direxion Daily Agribusiness Bull 3X Shares

May 25, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Agribusiness Bull 3X Shares (NAV)	(31.20)%
Direxion Daily Agribusiness Bull 3X Shares (Market Price)	(30.93)%
DAX Global Agribusiness Index	2.74%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.03%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The DAX Global Agribusiness Index is comprised of companies that generate more than 50% of their revenues with agribusiness. The largest agribusiness companies in the world are chosen without considering their country of origin. Companies may be chosen from any continent and from economies classified as either developed or emerging. Firms in the Index are involved in the production of agricultural products such as grains, corn, corn starch, soybeans, cotton, sugar, coffee, cocoa, flour, vegetable oil, rubber, fruits, juice, crop seeds, spices, edible nuts, ethanol, biodiesel, or livestock. Firms may be involved in any phase of these operations including logistics, production of equipment or chemicals, or the processing and production of end products. Selection is based on market capitalization as well as average daily trading and turnover volume. Screening these characteristics to high standards and rebalancing them quarterly creates a broad portfolio index concept that is easily replicable based on the underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

40	DIREXION ANNUAL REPORT

Direxion Daily Agribusiness Bear 3X Shares

May 25, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Agribusiness Bear 3X Shares (NAV)	(20.68)%
Direxion Daily Agribusiness Bear 3X Shares (Market Price)	(20.98)%
DAX Global Agribusiness Index	2.74%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.05%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The DAX Global Agribusiness Index is comprised of companies that generate more than 50% of their revenues with agribusiness. The largest agribusiness companies in the world are chosen without considering their country of origin. Companies may be chosen from any continent and from economies classified as either developed or emerging. Firms in the Index are involved in the production of agricultural products such as grains, corn, corn starch, soybeans, cotton, sugar, coffee, cocoa, flour, vegetable oil, rubber, fruits, juice, crop seeds, spices, edible nuts, ethanol, biodiesel, or livestock. Firms may be involved in any phase of these operations including logistics, production of equipment or chemicals, or the processing and production of end products. Selection is based on market capitalization as well as average daily trading and turnover volume. Screening these characteristics to high standards and rebalancing them quarterly creates a broad portfolio index concept that is easily replicable based on the underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	41

Direxion Daily Basic Materials Bull 3X Shares

June 15, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Basic Materials Bull 3X Shares (NAV)	(38.05)%
Direxion Daily Basic Materials Bull 3X Shares (Market Price)	(37.85)%
The S&P® Materials Select Sector Index	(6.35)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.08%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P® Materials Select Sector Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

42	DIREXION ANNUAL REPORT

Direxion Daily Basic Materials Bear 3X Shares

June 15, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Basic Materials Bear 3X Shares (NAV)	(9.95)%
Direxion Daily Basic Materials Bear 3X Shares (Market Price)	(10.35)%
The S&P® Materials Select Sector Index	(6.35)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.09%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P® Materials Select Sector Index is provided by Standard & Poor’s (the “Index Provider”) and includes domestic companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	43

Direxion Daily Gold Miners Bull 3X Shares

formerly Direxion Daily Gold Miners Bull 2X Shares

December 8, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Gold Miners Bull 3X Shares (NAV)	(18.60)%
Direxion Daily Gold Miners Bull 3X Shares (Market Price)	(18.78)%
NYSE Arca Gold Miners Index	(2.63)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.03%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of 200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

44	DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Bear 3X Shares

formerly Direxion Daily Gold Miners Bear 2X Shares

December 8, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Gold Miners Bear 3X Shares (NAV)	(16.98)%
Direxion Daily Gold Miners Bear 3X Shares (Market Price)	(16.80)%
NYSE Arca Gold Miners Index	(2.63)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.05%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of -200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	45

Direxion Daily Healthcare Bull 3X Shares

June 15, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Healthcare Bull 3X Shares (NAV)	(18.33)%
Direxion Daily Healthcare Bull 3X Shares (Market Price)	(15.73)%
S&P® Health Care Select Sector Index	(2.53)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.08%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P® Health Care Select Sector Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Index represents approximately 90% of the U.S. market and has an average market capitalization of $14.4 billion dollars and a median market capitalization of $5.3 billion dollars as of December 31, 2010.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

46	DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bear 3X Shares

June 15, 20111—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

Total Return[2]
Since Inception
Direxion Daily Healthcare Bear 3X Shares (NAV)	(3.68)%
Direxion Daily Healthcare Bear 3X Shares (Market Price)	(1.40)%
S&P® Health Care Select Sector Index	(2.53)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.09%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The S&P® Health Care Select Sector Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Index represents approximately 90% of the U.S. market and has an average market capitalization of $14.4 billion dollars and a median market capitalization of $5.3 billion dollars as of December 31, 2010.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	47

Direxion Daily Natural Gas Related Bull 3X Shares

formerly Direxion Daily Natural Gas Related Bull 2X Shares

July 14, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Natural Gas Related Bull 3X Shares (NAV)	11.07%	15.62%
Direxion Daily Natural Gas Related Bull 3X Shares (Market Price)	11.65%	16.04%
ISE-Revere Natural Gas Index	12.59%	13.86%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.74%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The ISE-Revere Natural Gas Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The performance of the ISE-Revere Natural Gas Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of 200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

48	DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 3X Shares

formerly Direxion Daily Natural Gas Related Bear 2X Shares

July 14, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Natural Gas Related Bear 3X Shares (NAV)	(45.22)%	(44.32)%
Direxion Daily Natural Gas Related Bear 3X Shares (Market Price)	(45.25)%	(44.32)%
ISE-Revere Natural Gas Index	12.59%	13.86%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.54%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The ISE-Revere Natural Gas Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The performance of the ISE-Revere Natural Gas Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of -200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	49

Direxion Daily Retail Bull 3X Shares

formerly Direxion Daily Retail Bull 2X Shares

July 14, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Retail Bull 3X Shares (NAV)	25.25%	41.09%
Direxion Daily Retail Bull 3X Shares (Market Price)	25.59%	41.32%
Russell 1000® Retail Index	15.08%	22.71%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 3.83%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. The performance of the Russell 1000® Retail Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of 200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

50	DIREXION ANNUAL REPORT

Direxion Daily Retail Bear 3X Shares

formerly Direxion Daily Retail Bear 2X Shares

July 14, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Retail Bear 3X Shares (NAV)	(33.66)%	(40.71)%
Direxion Daily Retail Bear 3X Shares (Market Price)	(33.79)%	(40.84)%
Russell 1000® Retail Index	15.08%	22.71%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 4.32%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. The performance of the Russell 1000® Retail Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets. Prior to December 1, 2011, the fund sought daily exposure of -200% of its NAV.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	51

Direxion Daily Semiconductor Bull 3X Shares

March 11, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Semiconductor Bull 3X Shares (NAV)	(12.27)%	(11.21)%
Direxion Daily Semiconductor Bull 3X Shares (Market Price)	(12.34)%	(11.23)%
PHLX Semiconductor Sector Index	(5.06)%	5.89%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.35%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. The performance of the Philadelphia Semiconductor Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

52	DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

March 11, 20101—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Semiconductor Bear 3X Shares (NAV)	(49.74)%	(52.95)%
Direxion Daily Semiconductor Bear 3X Shares (Market Price)	(49.65)%	(52.90)%
PHLX Semiconductor Sector Index	(5.06)%	5.89%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.95%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. The performance of the Philadelphia Semiconductor Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	53

Direxion Daily Energy Bull 3X Shares

November 6, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Energy Bull 3X Shares (NAV)	25.97%	(2.85)%
Direxion Daily Energy Bull 3X Shares (Market Price)	26.57%	(2.74)%
Russell 1000® Energy Index	18.57%	11.12%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.07%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Energy Index measures the performance of all energy related securities in the Russell 1000® Index. The performance of the Russell 1000® Energy Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

54	DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

November 6, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Energy Bear 3X Shares (NAV)	(64.19)%	(65.09)%
Direxion Daily Energy Bear 3X Shares (Market Price)	(64.26)%	(65.12)%
Russell 1000® Energy Index	18.57%	11.12%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.36%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Energy Index – measures the performance of all energy related securities in the Russell 1000® Index. The performance of the Russell 1000® Energy Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	55

Direxion Daily Financial Bull 3X Shares

November 6, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Financial Bull 3X Shares (NAV)	(33.94)%	(47.28)%
Direxion Daily Financial Bull 3X Shares (Market Price)	(33.65)%	(47.17)%
Russell 1000® Financial Services Index	(3.60)%	0.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.05%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Financial Services Index measures the performance of all financial services related securities in the Russell 1000® Index. The performance of the Russell 1000® Financial Services Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

56	DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

November 6, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Financial Bear 3X Shares (NAV)	(36.75)%	(76.50)%
Direxion Daily Financial Bear 3X Shares (Market Price)	(37.02)%	(76.52)%
Russell 1000® Financial Services Index	(3.60)%	0.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.19%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Financial Services Index measures the performance of all financial services related to securities in the Russell 1000® Index. The performance of the Russell 1000® Financial Services Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	57

Direxion Daily Real Estate Bull 3X Shares

July 16, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Real Estate Bull 3X Shares (NAV)	2.51%	84.76%
Direxion Daily Real Estate Bull 3X Shares (Market Price)	2.47%	84.70%
MSCI US REIT IndexSM	10.59%	35.62%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.12%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

MSCI U.S.REIT IndexSM is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The performance of the MSCI US REIT Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

58	DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

July 16, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Real Estate Bear 3X Shares (NAV)	(56.93)%	(78.48)%
Direxion Daily Real Estate Bear 3X Shares (Market Price)	(56.97)%	(78.49)%
MSCI US REIT IndexSM	10.59%	35.62%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.30%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

MSCI US REIT IndexSM is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The performance of the MSCI US REIT Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	59

Direxion Daily Technology Bull 3X Shares

December 17, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Technology Bull 3X Shares (NAV)	5.82%	54.47%
Direxion Daily Technology Bull 3X Shares (Market Price)	5.62%	54.69%
Russell 1000® Technology Index	8.22%	23.42%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 2.30%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of the Russell 1000® Technology Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

60	DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

December 17, 20081—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily Technology Bear 3X Shares (NAV)	(42.85)%	(63.92)%
Direxion Daily Technology Bear 3X Shares (Market Price)	(42.79)%	(63.95)%
Russell 1000® Technology Index	8.22%	23.42%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.29%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000® Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of the Russell 1000® Technology Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	61

Direxion Daily 7-10 Year Treasury Bull 3X Shares

April 16, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily 7-10 Year Treasury Bull 3X Shares (NAV)	22.76%	13.04%
Direxion Daily 7-10 Year Treasury Bull 3X Shares (Market Price)	22.71%	12.95%
NYSE 7-10 Year Treasury Bond Index	7.73%	6.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.92%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE 7-10 Year Treasury Bond Index (AXSVTN) is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the US Treasury bond market. The performance of the NYSE 7-10 Year Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

62	DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

April 16, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily 7-10 Year Treasury Bear 3X Shares (NAV)	(27.19)%	(21.26)%
Direxion Daily 7-10 Year Treasury Bear 3X Shares (Market Price)	(27.22)%	(21.11)%
NYSE 7-10 Year Treasury Bond Index	7.73%	6.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.39%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE 7-10 Year Treasury Bond Index (AXSVTN) is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the USTreasury bond market. The performance of the NYSE 7-10 Year Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of -300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	63

Direxion Daily 20+ Year Treasury Bull 3X Shares

April 16, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily 20+ Year Treasury Bull 3X Shares (NAV)	51.23%	9.08%
Direxion Daily 20+ Year Treasury Bull 3X Shares (Market Price)	51.16%	8.75%
NYSE 20 Year Plus Treasury Bond Index	20.40%	8.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.69%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE 20 Year Plus Treasury Bond Index (AXTWEN) is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The performance of the NYSE 20 Year Plus Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

64	DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

April 16, 20091—October 31, 2011 (Unaudited)

Since Inception at Net Asset Value

	Average Annual
	Total Return[2]
	1 Year	Since Inception
Direxion Daily 20+ Year Treasury Bear 3X Shares (NAV)	(56.54)%	(36.67)%
Direxion Daily 20+ Year Treasury Bear 3X Shares (Market Price)	(56.54)%	(36.48)%
NYSE 20 Year Plus Treasury Bond Index	20.40%	8.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.14%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for other expenses through December 1, 2012 to the extent the Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE 20 Year Plus Treasury Bond Index (AXTWEN) is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The performance of the NYSE 20 Year Plus Treasury Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. “Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of investment operations.
[2]	As of October 31, 2011.

DIREXION ANNUAL REPORT	65

Expense Examples

October 31, 2011 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period May 1, 2011 to October 31, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratios	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011
Direxion Daily Total Market Bear 1X Shares*
Based on actual fund return	0.65%	$1,000.00	$987.00	$2.46
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	892.03	3.10
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	766.54	2.89
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	948.14	3.19
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31
Direxion Daily Large Cap Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	680.96	4.03
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Large Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	992.28	4.77
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

66	DIREXION ANNUAL REPORT

Expense Examples

October 31, 2011 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.97%	$1,000.00	$602.19	$3.92
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,012.48	4.82
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	500.47	3.63
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	954.69	4.73
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)†
Based on actual fund return	0.95%	1,000.00	639.34	3.93
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)†
Based on actual fund return	0.95%	1,000.00	1,194.35	5.25
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily China Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	400.35	3.42
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily China Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,306.83	5.58
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	484.94	3.59
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,146.72	5.19
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	444.90	3.50
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,165.53	5.19
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)†
Based on actual fund return	0.95%	1,000.00	645.15	3.94
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)†
Based on actual fund return	0.95%	1,000.00	1,186.33	5.24
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	501.75	3.63
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Latin America Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,097.00	5.02
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

DIREXION ANNUAL REPORT	67

Expense Examples

October 31, 2011 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011
Direxion Daily Russia Bull 3X Shares**
Based on actual fund return	0.96%	$1,000.00	$412.75	$2.97
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Russia Bear 3X Shares**
Based on actual fund return	0.96%	1,000.00	883.00	3.96
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Agribusiness Bull 3X Shares**
Based on actual fund return	0.95%	1,000.00	688.00	3.51
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Agribusiness Bear 3X Shares**
Based on actual fund return	0.95%	1,000.00	793.25	3.73
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Basic Materials Bull 3X Shares*
Based on actual fund return	0.95%	1,000.00	619.50	2.93
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Basic Materials Bear 3X Shares*
Based on actual fund return	0.96%	1,000.00	900.50	3.47
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)†
Based on actual fund return	0.95%	1,000.00	834.44	4.39
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)†
Based on actual fund return	0.95%	1,000.00	913.12	4.58
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Healthcare Bull 3X Shares*
Based on actual fund return	0.95%	1,000.00	816.75	3.29
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Healthcare Bear 3X Shares*
Based on actual fund return	0.96%	1,000.00	963.25	3.59
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)†
Based on actual fund return	0.97%	1,000.00	591.25	3.89
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)†
Based on actual fund return	0.95%	1,000.00	1,137.03	5.12
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)†
Based on actual fund return	0.97%	1,000.00	978.49	4.84
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)†
Based on actual fund return	0.95%	1,000.00	887.82	4.52
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

68	DIREXION ANNUAL REPORT

Expense Examples

October 31, 2011 (Unaudited)

	Annualized Expense Ratios	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.97%	$1,000.00	$535.23	$3.75
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,051.23	4.96
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	524.05	3.69
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	1.03%	1,000.00	1,026.88	5.26
Based on hypothetical 5% return	1.03%	1,000.00	1,020.01	5.24
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	477.89	3.58
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	1,014.50	4.93
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	707.44	4.17
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	735.79	4.16
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	814.60	4.39
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	836.99	4.40
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,352.98	5.69
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	694.13	4.06
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,813.51	6.81
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.92%	1,000.00	412.37	3.28
Based on hypothetical 5% return	0.92%	1,000.00	1,020.57	4.69

*	The Fund commenced investment operations on June 15, 2011. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 139 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one half year period).
**	The Fund commenced investment operations on May 25, 2011. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 160 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one half year period).
(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

DIREXION ANNUAL REPORT	69

Allocation of Portfolio Holdings

October 31, 2011

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily Total Market Bear 1X Shares	104%	—	—	(4)%	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	107%	—	—	(7)%	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	106%	—	—	(6)%	100%
Direxion Daily Total Bond Market Bear 1X Shares	101%	—	—	(1)%	100%
Direxion Daily Large Cap Bull 3X Shares	78%	—	14%	8%	100%
Direxion Daily Large Cap Bear 3X Shares	111%	—	—	(11)%	100%
Direxion Daily Mid Cap Bull 3X Shares	58%	31%	—	11%	100%
Direxion Daily Mid Cap Bear 3X Shares	102%	—	—	(2)%	100%
Direxion Daily Small Cap Bull 3X Shares	67%	—	18%	15%	100%
Direxion Daily Small Cap Bear 3X Shares	110%	—	—	(10)%	100%
Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)†	70%	18%	—	12%	100%
Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)†	119%	—	—	(19)%	100%
Direxion Daily China Bull 3X Shares	71%	16%	—	13%	100%
Direxion Daily China Bear 3X Shares	102%	—	—	(2)%	100%
Direxion Daily Developed Markets Bull 3X Shares	71%	—	30%	(1)%	100%
Direxion Daily Developed Markets Bear 3X Shares	89%	—	—	11%	100%
Direxion Daily Emerging Markets Bull 3X Shares	58%	—	35%	7%	100%
Direxion Daily Emerging Markets Bear 3X Shares	101%	—	—	(1)%	100%
Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)†	90%	—	19%	(9)%	100%
Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)†	94%	—	—	6%	100%
Direxion Daily Latin America Bull 3X Shares	61%	—	27%	12%	100%
Direxion Daily Latin America Bear 3X Shares	113%	—	—	(13)%	100%
Direxion Daily Russia Bull 3X Shares	52%	—	27%	21%	100%
Direxion Daily Russia Bear 3X Shares	64%	—	—	36%	100%
Direxion Daily Agribusiness Bull 3X Shares	58%	—	34%	8%	100%
Direxion Daily Agribusiness Bear 3X Shares	132%	—	—	(32)%	100%
Direxion Daily Basic Materials Bull 3X Shares	70%	—	14%	16%	100%
Direxion Daily Basic Materials Bear 3X Shares	76%	—	—	24%	100%
Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)†	74%	—	27%	(1)%	100%
Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)†	99%	—	—	1%	100%
Direxion Daily Healthcare Bull 3X Shares	58%	—	41%	1%	100%
Direxion Daily Healthcare Bear 3X Shares	90%	—	—	10%	100%
Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)†	71%	24%	—	5%	100%
Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)†	98%	—	—	2%	100%
Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)†	67%	20%	—	13%	100%
Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)†	122%	—	—	(22)%	100%
Direxion Daily Semiconductor Bull 3X Shares	60%	24%	—	16%	100%
Direxion Daily Semiconductor Bear 3X Shares	119%	—	—	(19)%	100%
Direxion Daily Energy Bull 3X Shares	61%	21%	—	18%	100%
Direxion Daily Energy Bear 3X Shares	109%	—	—	(9)%	100%
Direxion Daily Financial Bull 3X Shares	61%	26%	—	13%	100%
Direxion Daily Financial Bear 3X Shares	121%	—	—	(21)%	100%
Direxion Daily Real Estate Bull 3X Shares	65%	20%	—	15%	100%
Direxion Daily Real Estate Bear 3X Shares	109%	—	—	(9)%	100%
Direxion Daily Technology Bull 3X Shares	59%	24%	—	17%	100%
Direxion Daily Technology Bear 3X Shares	116%	—	—	(16)%	100%

70	DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings

October 31, 2011

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily 7-10 Year Treasury Bull 3X Shares	86%	—	—	14%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	128%	—	—	(28)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	80%	—	14%	6%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	114%	—	—	(14)%	100%

*	Cash, cash equivalents and other assets less liabilities.
†	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

DIREXION ANNUAL REPORT	71

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 65.1%
Money Market Funds - 65.1%
2,570,025	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	$2,570,025

	TOTAL SHORT TERM INVESTMENTS (Cost $2,570,025)	$2,570,025

	TOTAL INVESTMENTS (Cost $2,570,025) - 65.1% (b)	$2,570,025
	Other Assets in Excess of Liabilities - 34.9% (c)	1,378,177

	TOTAL NET ASSETS - 100.0%	$3,948,202

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,570,025.

(c)	Includes $120,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Total Market Bear 1X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	49,810	$3,112,774	0.245%	07/19/2012	$(121,354)
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	11,615	723,146	(0.205%)	09/19/2012	(23,503)

			$3,835,920			$(144,857)

ETF — Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

72	DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

October 31, 2011

As of October 31, 2011, the Fund had no reportable holdings.

Value

Other Assets in Excess of Liabilities - 100.0% (a)	$3,535,823

TOTAL NET ASSETS - 100.0%	$3,535,823

Percentages are stated as a percent of net assets.

(a)	Includes $690,114 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	34,160	$3,321,962	(0.255%)	9/24/2012	$(252,397)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	73

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 29.0%
Money Market Funds - 29.0%
876,756	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$876,756

	TOTAL SHORT TERM INVESTMENTS (Cost $876,756)	$876,756

	TOTAL INVESTMENTS (Cost $876,756) - 29.0% (b)	$876,756
	Other Assets in Excess of Liabilities - 71.0% (c)	2,146,796

	TOTAL NET ASSETS - 100.0%	$3,023,552

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $876,756.

(c)	Includes $1,480,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily 20+ Year Treasury Bear 1X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	26,090	$2,863,836	(0.455%)	09/17/2015	$(171,016)

The accompanying notes are an integral part of these financial statements.

74	DIREXION ANNUAL REPORT

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

October 31, 2011

As of October 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$43,100,242

TOTAL NET ASSETS - 100.0%	$43,100,242

Percentages are stated as a percent of net assets.

(a)	Includes $12,260,098 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Total Bond Market Bear 1X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	146,809	$15,949,479	(0.105%)	9/24/2012	$(290,822)
Morgan Stanley Capital Services	iShares Barclays Aggregate Bond Fund	244,905	26,771,400	(0.105%)	9/17/2012	(294,808)

			$42,720,879			$(585,630)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	75

Direxion Daily Large Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

INVESTMENT COMPANIES - 14.3%
Investment Companies - 14.3%
598,859	iShares Russell 1000® Index Fund	$41,590,758

	TOTAL INVESTMENT COMPANIES (Cost $40,990,804)	$41,590,758

SHORT TERM INVESTMENTS - 34.1%
Money Market Funds - 34.1%
73,618,368	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	73,618,368
25,937,109	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	25,937,109

	TOTAL SHORT TERM INVESTMENTS (Cost $99,555,477)	$99,555,477

	TOTAL INVESTMENTS (Cost $140,546,281) -48.4% (b)	$141,146,235
	Other Assets in Excess of Liabilities - 51.6% (c)	150,776,080

	TOTAL NET ASSETS - 100.0%	$291,922,315

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $141,146,235.

(c)	Includes $64,264,392 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Large Cap Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Index	95,000	$64,115,420	0.595%	1/20/2012	$2,200,270
Morgan Stanley Capital Services	Russell 1000® Index	86,300	54,551,497	0.495%	2/22/2012	6,492,193
Merrill Lynch International	Russell 1000® Index	96,828	70,007,027	0.545%	3/26/2012	(2,677,138)
Credit Suisse Capital, LLC	Russell 1000® Index	519,850	363,706,155	0.495%	7/27/2012	(2,494,030)
BNP Paribas	Russell 1000® Index	61,800	39,748,916	0.495%	10/18/2012	3,146,172
Deutsche Bank AG London	Russell 1000® Index	345,100	223,086,171	0.595%	8/21/2014	15,956,964

			$815,215,186			$22,624,431

The accompanying notes are an integral part of these financial statements.

76	DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 59.2%
Money Market Funds - 59.2%
95,096,267	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$95,096,267
22,505,041	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	22,505,041

	TOTAL SHORT TERM INVESTMENTS (Cost $117,601,308)	$117,601,308

	TOTAL INVESTMENTS (Cost $117,601,308) - 59.2% (b)	$117,601,308
	Other Assets in Excess of Liabilities - 40.8% (c)	81,052,688

	TOTAL NET ASSETS - 100.0%	$198,653,996

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,601,308.

(c)	Includes $29,398,582 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Large Cap Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Index	267,225	$185,514,808	(0.055%)	11/7/2011	$68,869
Citibank N.A.	Russell 1000® Index	90,000	56,178,862	(0.305%)	1/17/2012	(6,562,117)
Morgan Stanley Capital Services	Russell 1000® Index	60,210	38,214,266	(0.055%)	2/22/2012	(4,554,861)
Merrill Lynch International	Russell 1000® Index	72,396	52,987,728	(0.205%)	3/26/2012	2,567,175
BNP Paribas	Russell 1000® Index	46,365	29,286,917	(0.005%)	10/18/2012	(2,917,178)
Deutsche Bank AG London	Russell 1000® Index	324,520	214,708,781	(0.105%)	6/30/2014	(10,091,257)

			$576,891,362			$(21,489,369)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	77

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
COMMON STOCKS - 30.5%
Aerospace & Defense - 0.3%
2,233	BE Aerospace, Inc.*	$84,251
725	Goodrich Corp.	88,907

		173,158

Air Freight & Logistics - 0.2%
1,133	C.H. Robinson Worldwide, Inc.	78,664
1,235	Expeditors International of Washington, Inc.	56,316

		134,980

Airlines - 0.1%
188	Copa Holdings SA Class A	12,985
4,926	Delta Air Lines, Inc.*	41,970

		54,955

Auto Components - 0.6%
2,016	Autoliv, Inc.	116,464
640	BorgWarner, Inc.*	48,954
3,156	Gentex Corp.	95,059
2,257	Lear Corp.	105,876
588	Visteon Corp.*	32,704

		399,057

Automobiles - 0.1%
298	Tesla Motors, Inc.*	8,752
1,029	Thor Industries, Inc.	27,207

		35,959

Beverages - 0.3%
901	Beam, Inc.	44,536
600	Brown-Forman Corp. Class B	44,838
1,892	Coca-Cola Enterprises, Inc.	50,744
420	Hansen Natural Corp.*	37,418

		177,536

Biotechnology - 0.2%
2,303	Dendreon Corp.*	25,195
1,569	Human Genome Sciences, Inc.*	16,098
514	Pharmasset, Inc.*	36,185
427	Regeneron Pharmaceuticals, Inc.*	23,613
1,204	United Therapeutics Corp.*	52,651

		153,742

Building Products - 0.1%
471	Armstrong World Industries, Inc.	20,060
310	Lennox International, Inc.	9,979
847	Owens Corning, Inc.*	24,038

		54,077

Capital Markets - 0.5%
305	Affiliated Managers Group, Inc.*	28,246
1,409	Ameriprise Financial, Inc.	65,772
3,033	Invesco Ltd.	60,872
802	LPL Investment Holdings, Inc.*	23,266
1,899	SEI Investments Co.	30,745
1,514	T. Rowe Price Group, Inc.	80,000

Shares		Value
Capital Markets (continued)
1,274	TD Ameritrade Holding Corp.	$21,378

		310,279

Chemicals - 1.1%
461	Ashland, Inc.	24,415
1,122	Eastman Chemical Co.	44,083
1,350	Ecolab, Inc.	72,684
1,347	Huntsman Corp.	15,814
1,217	Intrepid Potash, Inc.*	33,869
506	Kronos Worldwide, Inc.	11,228
1,716	Nalco Holding Co.	64,710
923	PPG Industries, Inc.	79,756
523	Sherwin-Williams Co.	43,257
2,145	Sigma-Aldrich Corp.	140,455
2,847	Solutia, Inc.*	46,264
2,235	Valspar Corp.	77,935
723	W.R. Grace & Co.*	30,214
467	Westlake Chemical Corp.	19,245

		703,929

Commercial Banks - 0.5%
1,109	Bank of Hawaii Corp.	46,833
4,638	CapitalSource, Inc.	29,498
1,165	Comerica, Inc.	29,766
1,240	Cullen/Frost Bankers, Inc.	60,810
867	East West Bancorp, Inc.	16,880
5,349	Fifth Third Bancorp	64,241
126	First Citizens BancShares, Inc. Class A	20,544
3,127	SunTrust Banks, Inc.	61,696
4,706	Synovus Financial Corp.	7,059

		337,327

Commercial Services & Supplies - 0.3%
624	Avery Dennison Corp.	16,598
739	Cintas Corp.	22,089
1,385	Copart, Inc.*	60,317
4,261	Pitney Bowes, Inc.	86,839
1,263	R.R. Donnelley & Sons Co.	20,587

		206,430

Communications Equipment - 0.2%
471	F5 Networks, Inc.*	48,960
1,029	Polycom, Inc.*	17,009
893	Riverbed Technology, Inc.*	24,629
7,426	Tellabs, Inc.	32,155

		122,753

Computers & Peripherals - 0.2%
462	Lexmark International, Inc. Class A*	14,645
1,388	SanDisk Corp.*	70,330
1,876	Western Digital Corp.*	49,977

		134,952

Construction & Engineering - 0.2%
1,018	Fluor Corp.	57,873
735	Jacobs Engineering Group, Inc.*	28,518
1,256	Quanta Services, Inc.*	26,238

		112,629

The accompanying notes are an integral part of these financial statements.

78	DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
Consumer Finance - 0.1%
3,176	Discover Financial Services	$74,827

Containers & Packaging - 0.1%
391	AptarGroup, Inc.	18,756
958	Owens-Illinois, Inc.*	19,237
1,127	Sealed Air Corp.	20,061
630	Temple-Inland, Inc.	20,040

		78,094

Distributors - 0.0%†
850	LKQ Corp.*	24,803

Diversified Consumer Services - 0.2%
2,813	Apollo Group, Inc. Class A*	133,195
675	Career Education Corp.*	10,888
285	Weight Watchers International, Inc.	21,267

		165,350

Diversified Financial Services - 0.2%
703	Interactive Brokers Group, Inc. Class A	10,812
693	IntercontinentalExchange, Inc.*	90,007
1,280	Leucadia National Corp.	34,342

		135,161

Diversified Telecommunication Services - 0.2%
11,877	Windstream Corp.	144,543

Electric Utilities - 0.6%
681	DPL, Inc.	20,668
1,034	Entergy Corp.	71,522
5,258	Pepco Holdings, Inc.	104,109
3,847	PPL Corp.	112,986
1,716	Progress Energy, Inc.	89,404

		398,689

Electrical Equipment - 0.5%
684	Babcock & Wilcox Co.*	15,041
2,984	GrafTech International Ltd.*	46,879
1,308	Hubbell, Inc. Class B	78,205
699	Polypore International, Inc.*	36,663
1,560	Roper Industries, Inc.	126,516

		303,304

Electronic Equipment, Instruments & Components - 0.4%
1,027	Amphenol Corp. Class A	48,772
925	Avnet, Inc.*	28,037
313	Itron, Inc.*	11,515
3,146	Molex, Inc.	77,675
528	National Instruments Corp.	14,103
1,137	Trimble Navigation Ltd.*	45,946
3,543	Vishay Intertechnology, Inc.*	38,087

		264,135

Energy Equipment & Services - 0.8%
2,612	Cameron International Corp.*	128,354
649	Diamond Offshore Drilling, Inc.	42,535
1,222	Dresser-Rand Group, Inc.*	59,145
3,167	FMC Technologies, Inc.*	141,945
298	Oil States International, Inc.*	20,744

Shares		Value
Energy Equipment & Services (continued)
983	Patterson-UTI Energy, Inc.	$19,975
2,846	Rowan Cos, Inc.*	98,158
1,852	Superior Energy Services, Inc.*	52,078

		562,934

Food & Staples Retailing - 0.1%
897	Whole Foods Market, Inc.	64,692

Food Products - 1.1%
857	Bunge Ltd.	52,937
2,380	ConAgra Foods, Inc.	60,285
1,067	Dean Foods Co.*	10,371
2,604	Flowers Foods, Inc.	52,575
788	Green Mountain Coffee Roasters, Inc.*	51,236
1,874	H.J. Heinz Co.	100,147
2,089	Hershey Co.	119,553
676	J.M. Smucker Co.	52,066
1,190	Mead Johnson Nutrition Co.	85,501
8,821	Sara Lee Corp.	157,014

		741,685

Gas Utilities - 0.3%
1,822	AGL Resources, Inc.	76,415
810	National Fuel Gas Co.	49,645
1,046	ONEOK, Inc.	79,548

		205,608

Health Care Equipment & Supplies - 0.9%
499	Alere, Inc.*	13,004
8,898	Boston Scientific Corp.*	52,409
3,278	DENTSPLY International, Inc.	121,155
538	Gen-Probe, Inc.*	32,334
232	Intuitive Surgical, Inc.*	100,656
935	Teleflex, Inc.	55,969
2,729	Varian Medical Systems, Inc.*	160,247
1,118	Zimmer Holdings, Inc.*	58,840

		594,614

Health Care Providers & Services - 0.9%
1,021	AMERIGROUP Corp.*	56,798
1,593	AmerisourceBergen Corp.	64,994
565	Brookdale Senior Living, Inc.*	9,368
994	Catalyst Health Solutions, Inc.*	54,640
553	Community Health Systems, Inc.*	9,667
1,451	Coventry Health Care, Inc.*	46,156
554	DaVita, Inc.*	38,780
2,568	Health Management Associates, Inc. Class A*	22,496
2,109	Health Net, Inc.*	58,609
585	Laboratory Corp. of America Holdings*	49,052
303	LifePoint Hospitals, Inc.*	11,714
2,697	Omnicare, Inc.	80,425
914	Quest Diagnostics, Inc.	51,001
4,185	Tenet Healthcare Corp.*	19,795
499	VCA Antech, Inc.*	10,140

		583,635

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	79

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
Health Care Technology - 0.1%
1,285	SXC Health Solutions Corp.*	$60,164

Hotels, Restaurants & Leisure - 0.6%
343	Chipotle Mexican Grill, Inc.*	115,289
171	Choice Hotels International, Inc.	6,120
1,029	Hyatt Hotels Corp. Class A*	38,268
1,618	Marriott International, Inc. Class A	50,967
2,053	MGM Resorts International*	23,651
1,136	Starwood Hotels & Resorts Worldwide, Inc.	56,925
7,368	Wendy’s Co.	37,282
462	Wynn Resorts Ltd.	61,354

		389,856

Household Durables - 0.5%
1,132	Mohawk Industries, Inc.*	59,600
3,806	Newell Rubbermaid, Inc.	56,329
135	NVR, Inc.*	86,771
1,454	Tupperware Brands Corp.	82,209
443	Whirlpool Corp.	22,509

		307,418

Household Products - 0.3%
775	Clorox Co.	51,878
1,621	Energizer Holdings, Inc.*	119,614

		171,492

Independent Power Producers - 0.1%
17,963	GenOn Energy, Inc.*	54,787

Insurance - 1.9%
1,870	American Financial Group, Inc.	67,002
1,924	Aon Corp.	89,697
1,649	Aspen Insurance Holdings Ltd.	43,682
825	Assurant, Inc.	31,796
2,589	Assured Guaranty Ltd.	32,984
2,711	Brown & Brown, Inc.	59,859
622	CNA Financial Corp.	16,545
643	Erie Indemnity Co. Class A	50,765
592	Everest Re Group Ltd.	53,233
2,858	Genworth Financial, Inc. Class A*	18,234
1,058	Hanover Insurance Group, Inc.	40,373
4,991	Hartford Financial Services Group, Inc.	96,077
2,650	HCC Insurance Holdings, Inc.	70,516
1,165	Kemper Corp.	31,327
228	Markel Corp.*	88,122
3,194	Marsh & McLennan Cos., Inc.	97,800
6,038	Old Republic International Corp.	53,376
8,814	Progressive Corp.	167,554
624	Protective Life Corp.	11,606
1,053	StanCorp Financial Group, Inc.	35,739
1,795	Validus Holdings Ltd.	49,111
2,660	W.R. Berkley Corp.	92,595

		1,297,993

Shares		Value
Internet & Catalog Retail - 0.1%
3,500	Liberty Interactive Corp. Class A*	$57,505
303	Netflix, Inc.*	24,870

		82,375

Internet Software & Services - 0.4%
3,036	Akamai Technologies, Inc.*	81,790
951	IAC/InterActiveCorp*	38,829
2,052	Monster Worldwide, Inc.*	18,940
3,348	VeriSign, Inc.	107,437

		246,996

IT Services - 1.1%
1,189	Alliance Data Systems Corp.*	121,801
2,579	Fiserv, Inc.*	151,826
85	FleetCor Technologies, Inc.*	2,377
564	Gartner, Inc.*	21,725
1,718	NeuStar, Inc. Class A*	54,615
2,438	Teradata Corp.*	145,451
946	Total System Services, Inc.	18,816
11,084	Western Union Co.	193,637

		710,248

Leisure Equipment & Products - 0.2%
4,049	Mattel, Inc.	114,344

Life Sciences Tools & Services - 0.1%
1,041	Life Technologies Corp.*	42,337
1,841	PerkinElmer, Inc.	38,054

		80,391

Machinery - 1.7%
615	CNH Global NV*	22,866
1,778	Donaldson Co., Inc.	113,881
2,091	Dover Corp.	116,113
2,570	Eaton Corp.	115,187
1,412	Graco, Inc.	60,631
1,549	IDEX Corp.	54,912
3,832	Ingersoll-Rand PLC	119,290
1,968	Lincoln Electric Holdings, Inc.	71,635
2,704	Pall Corp.	138,364
947	Parker Hannifin Corp.	77,228
576	Pentair, Inc.	20,707
1,356	Snap-On, Inc.	72,777
982	Stanley Black & Decker, Inc.	62,701
529	Valmont Industries, Inc.	45,362
397	Wabtec Corp.	26,670

		1,118,324

Marine - 0.1%
971	Alexander & Baldwin, Inc.	40,306

Media - 0.6%
341	Charter Communications, Inc. Class A*	15,666
1,620	Discovery Communications, Inc. Class A*	70,405
1,166	DISH Network Corp. Class A*	28,182
1,426	Liberty Global, Inc. Class A*	57,297
1,772	McGraw-Hill Cos, Inc.	75,310
1,635	Omnicom Group, Inc.	72,725

The accompanying notes are an integral part of these financial statements.

80	DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
Media (continued)
22,974	Sirius XM Radio, Inc.*	$41,123
1,846	Virgin Media, Inc.	45,005
29	Washington Post Co. Class B	9,865

		415,578

Metals & Mining - 0.5%
638	AK Steel Holding Corp.	5,315
616	Allegheny Technologies, Inc.	28,582
788	Cliffs Natural Resources, Inc.	53,757
329	Molycorp, Inc.*	12,591
4,238	Nucor Corp.	160,112
437	Reliance Steel & Aluminum Co.	19,311
514	Schnitzer Steel Industries, Inc. Class A	24,055
922	United States Steel Corp.	23,382
363	Walter Energy, Inc.	27,461

		354,566

Multiline Retail - 0.1%
196	Dillard’s, Inc. Class A	10,100
2,476	Macy’s, Inc.	75,592

		85,692

Multi-Utilities - 1.1%
647	Alliant Energy Corp.	26,385
4,539	Ameren Corp.	144,703
1,704	Consolidated Edison, Inc.	98,610
3,943	DTE Energy Co.	205,470
4,398	MDU Resources Group, Inc.	90,643
6,509	NiSource, Inc.	143,784
567	OGE Energy Corp.	29,337
672	SCANA Corp.	28,412

		767,344

Office Electronics - 0.1%
10,055	Xerox Corp.	82,250

Oil, Gas & Consumable Fuels - 1.7%
611	Cabot Oil & Gas Corp.	47,487
902	Cobalt International Energy, Inc.*	9,309
2,339	Denbury Resources, Inc.*	36,722
4,477	El Paso Corp.	111,970
787	EQT Corp.	49,974
665	Forest Oil Corp.*	7,754
514	HollyFrontier Corp.	15,775
1,126	Murphy Oil Corp.	62,347
2,847	Noble Energy, Inc.	254,351
1,576	Peabody Energy Corp.	68,351
3,282	Plains Exploration & Production Co.*	103,383
1,384	SM Energy Co.	114,747
3,784	Spectra Energy Corp.	108,336
3,348	Tesoro Corp.*	86,847
3,320	Valero Energy Corp.	81,672

		1,159,025

Paper & Forest Products - 0.1%
2,546	International Paper Co.	70,524
983	MeadWestvaco Corp.	27,436

		97,960

Shares		Value
Personal Products - 0.1%
2,505	Avon Products, Inc.	$45,791

Pharmaceuticals - 0.4%
2,714	Endo Pharmaceuticals Holdings, Inc.*	87,689
2,522	Forest Laboratories, Inc.*	78,939
1,343	Watson Pharmaceuticals, Inc.*	90,196

		256,824

Professional Services - 0.3%
1,150	IHS, Inc. Class A*	96,588
1,913	Manpower, Inc.	82,527

		179,115

Real Estate Investment Trusts - 1.9%
361	Alexandria Real Estate Equities, Inc.	23,859
4,732	Annaly Capital Management, Inc.	79,734
696	Apartment Investment & Management Co. Class A	17,170
1,021	AvalonBay Communities, Inc.	136,498
848	Boston Properties, Inc.	83,944
11,037	Chimera Investment Corp.	33,221
1,716	Equity Residential	100,695
2,359	HCP, Inc.	94,006
2,874	Hospitality Properties Trust	69,062
2,279	Liberty Property Trust	72,928
2,474	Prologis, Inc.	73,626
785	Rayonier, Inc.	32,758
524	Regency Centers Corp.	21,463
1,641	SL Green Realty Corp.	113,213
2,801	Ventas, Inc.	155,764
1,072	Vornado Realty Trust	88,772
2,811	Weingarten Realty Investors	65,243

		1,261,956

Real Estate Management & Development - 0.1%
2,785	CBRE Group, Inc.*	49,517
169	Howard Hughes Corp.*	8,109
454	Jones Lang LaSalle, Inc.	29,337

		86,963

Road & Rail - 0.2%
1,289	Con-Way, Inc.	37,987
1,769	Hertz Global Holdings, Inc.*	20,520
642	Kansas City Southern*	40,555
1,114	Landstar System, Inc.	49,718

		148,780

Semiconductors & Semiconductor Equipment - 1.1%
1,878	Altera Corp.	71,214
1,743	Analog Devices, Inc.	63,741
2,723	Atmel Corp.*	28,755
3,914	Cypress Semiconductor Corp.*	74,796
716	International Rectifier Corp.*	17,392
2,925	Intersil Corp. Class A	35,012
728	Lam Research Corp.*	31,297
1,324	Linear Technology Corp.	42,778
2,959	Marvell Technology Group Ltd.*	41,396

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	81

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
Semiconductors & Semiconductor Equipment (continued)
1,718	Maxim Integrated Products, Inc.	$44,943
5,051	Micron Technology, Inc.*	28,235
3,492	NVIDIA Corp.*	51,682
2,589	ON Semiconductor Corp.*	19,599
1,034	Silicon Laboratories, Inc.*	44,203
579	SunPower Corp. Class A*	5,802
4,320	Teradyne, Inc.*	61,862
566	Varian Semiconductor Equipment Associates, Inc.*	35,528
1,545	Xilinx, Inc.	51,696

		749,931

Software - 1.1%
2,462	Activision Blizzard, Inc.	32,966
1,336	Autodesk, Inc.*	46,226
1,029	BMC Software, Inc.*	35,768
2,235	CA, Inc.	48,410
1,095	Citrix Systems, Inc.*	79,749
1,934	Electronic Arts, Inc.*	45,159
2,792	Fortinet, Inc.*	64,383
1,759	Intuit, Inc.	94,405
2,641	Nuance Communications, Inc.*	69,934
1,125	Red Hat, Inc.*	55,856
2,947	Synopsys, Inc.*	79,009
3,866	TIBCO Software, Inc.*	111,689

		763,554

Specialty Retail - 1.4%
1,865	Aaron’s, Inc.	49,907
952	AutoNation, Inc.*	37,071
1,449	Bed Bath & Beyond, Inc.*	89,606
1,844	Best Buy Co., Inc.	48,368
2,194	Dick’s Sporting Goods, Inc.*	85,764
123	DSW, Inc. Class A	6,438
2,353	Gap, Inc.	44,472
4,067	Limited Brands, Inc.	173,702
2,474	RadioShack Corp.	29,465
684	Ross Stores, Inc.	60,007
2,212	Sally Beauty Holdings, Inc.*	42,448
1,704	Signet Jewelers Ltd.	73,460
4,150	Staples, Inc.	62,084
743	Tiffany & Co.	59,239
420	Tractor Supply Co.	29,795
1,333	Urban Outfitters, Inc.*	36,324

		928,150

Textiles, Apparel & Luxury Goods - 0.4%
2,246	Hanesbrands, Inc.*	59,227
1,392	PVH Corp.	103,579
451	Ralph Lauren Corp.	71,614
798	Under Armour, Inc. Class A*	67,359

		301,779

Thrifts & Mortgage Finance - 0.2%
777	BankUnited, Inc.	16,931
6,087	People’s United Financial, Inc.	77,609
1,859	TFS Financial Corp.*	17,121

		111,661

Shares		Value
Tobacco - 0.1%
837	Lorillard, Inc.	$92,622

Trading Companies & Distributors - 0.3%
407	MSC Industrial Direct Co., Inc. Class A	27,680
1,108	W.W. Grainger, Inc.	189,812

		217,492

Wireless Telecommunication Services - 0.2%
1,692	Crown Castle International Corp.*	69,981
994	NII Holdings, Inc.*	23,389
2,105	Telephone and Data Systems, Inc.	48,794

		142,164

	TOTAL COMMON STOCKS (Cost $21,357,314)	$20,377,728

SHORT TERM INVESTMENTS - 38.2%
Money Market Funds - 38.2%
14,366,949	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$14,366,949
11,091,546	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	11,091,546

	TOTAL SHORT TERM INVESTMENTS (Cost $25,458,495)	$25,458,495

	TOTAL INVESTMENTS (Cost $46,815,809) - 68.7% (b)	$45,836,223
	Other Assets in Excess of Liabilities - 31.3% (c)	20,926,510

	TOTAL NET ASSETS - 100.0%	$66,762,733

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,836,223.

(c)	Includes $4,117,423 cash segregated as collateral for swap contracts at October 31, 2011.

The accompanying notes are an integral part of these financial statements.

82	DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	Russell Midcap® Index	44,543	$44,358,168	0.345%	2/22/2012	$28,355
Credit Suisse Capital, LLC	Russell Midcap® Index	81,165	73,715,740	0.345%	6/25/2012	6,335,979
BNP Paribas	Russell Midcap® Index	8,059	7,345,536	0.495%	11/23/2012	605,058
BNP Paribas	Russell Midcap® Index	48,745	47,775,865	0.495%	12/20/2012	281,544

			$173,195,309			$7,250,936

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	83

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

SHORT TERM INVESTMENTS - 53.0%
Money Market Funds - 53.0%
4,199,278	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$4,199,278
5,056,825	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	5,056,825

	TOTAL SHORT TERM INVESTMENTS (Cost $9,256,103)	$9,256,103

	TOTAL INVESTMENTS (Cost $9,256,103) - 53.0% (b)	$9,256,103
	Other Assets in Excess of Liabilities - 47.0% (c)	8,208,069

	TOTAL NET ASSETS - 100.0%	$17,464,172

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,256,103.

(c)	Includes $2,873,094 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Mid Cap Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell Midcap® Index	18,600	$19,404,493	(0.105%)	2/22/2012	$939,844
BNP Paribas	Russell Midcap® Index	9,820	9,212,656	(0.555%)	9/20/2012	(517,207)
Credit Suisse Capital, LLC	Russell Midcap® Index	10,555	9,757,935	(0.105%)	11/5/2012	(650,760)
BNP Paribas	Russell Midcap® Index	14,180	13,865,115	(0.555%)	12/20/2012	(114,875)

			$52,240,199			$(342,998)

The accompanying notes are an integral part of these financial statements.

84	DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 17.7%
Investment Companies - 17.7%
2,235,245	iShares Russell 2000 Index Fund	$165,341,073

	TOTAL INVESTMENT COMPANIES (Cost $168,877,146)	$165,341,073

SHORT TERM INVESTMENTS - 43.9%
Money Market Funds - 43.9%
281,857,322	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	281,857,322
128,354,337	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	128,354,337

	TOTAL SHORT TERM INVESTMENTS (Cost $410,211,659)	$410,211,659

	TOTAL INVESTMENTS (Cost $579,088,805) - 61.6% (b)	$575,552,732
	Other Assets in Excess of Liabilities - 38.4% (c)	358,622,670

	TOTAL NET ASSETS - 100.0%	$934,175,402

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $575,552,732.

(c)	Includes $24,120,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Small Cap Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 2000® Index	354,500	$249,609,012	0.095%	2/09/2012	$14,751,146
Morgan Stanley Capital Services	Russell 2000® Index	415,000	300,898,117	(0.205%)	2/22/2012	10,303,657
Merrill Lynch International	Russell 2000® Index	540,400	387,526,508	0.145%	3/26/2012	13,610,281
BNP Paribas	Russell 2000® Index	86,500	70,340,295	0.495%	5/17/2012	(5,788,785)
Credit Suisse Capital, LLC	Russell 2000® Index	942,005	617,845,703	(0.205%)	6/25/2012	80,929,042
Deutsche Bank AG London	Russell 2000® Index	880,260	624,027,171	(0.005%)	8/22/2014	28,542,187
BNP Paribas	Russell 2000® Index	200,000	147,611,017	0.495%	9/20/2012	913,831
BNP Paribas	Russell 2000® Index	140,000	103,912,178	0.495%	12/20/2012	(159,008)

			$2,501,770,001			$143,102,351

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	85

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

SHORT TERM INVESTMENTS - 51.7%
Money Market Funds - 51.7%
322,901,526	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$322,901,526
155,638,640	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	155,638,640

	TOTAL SHORT TERM INVESTMENTS (Cost $478,540,166)	$478,540,166

	TOTAL INVESTMENTS (Cost $478,540,166) - 51.7% (b)	$478,540,166
	Other Assets in Excess of Liabilities - 48.3% (c)	447,176,888

	TOTAL NET ASSETS - 100.0%	$925,717,054

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $478,540,166.

(c)	Includes $239,857,482 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Small Cap Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 2000® Index	335,500	$227,894,912	(1.055%)	2/10/2012	$(21,713,763)
Morgan Stanley Capital Services	Russell 2000® Index	215,100	176,252,639	(0.905%)	2/22/2012	14,167,802
BNP Paribas	Russell 2000® Index	91,600.00	73,222,716	(1.005%)	4/19/2012	4,242,850
BNP Paribas	Russell 2000® Index	53,400	45,371,918	(1.005%)	5/17/2012	5,234,256
BNP Paribas	Russell 2000® Index	138,000	117,455,964	(1.005%)	6/21/2012	13,868,422
Credit Suisse Capital, LLC	Russell 2000® Index	1,277,125	884,221,375	(0.905%)	9/10/2012	(62,775,017)
Merrill Lynch International	Russell 2000® Index	488,300	348,708,073	(1.005%)	4/29/2013	(14,666,852)
Deutsche Bank AG London	Russell 2000® Index	1,148,930	818,635,615	(1.255%)	6/30/2014	(33,202,943)

			$2,691,763,212			$(94,845,245)

The accompanying notes are an integral part of these financial statements.

86	DIREXION ANNUAL REPORT

Direxion Daily BRIC Bull 3X Shares

(formerly Direxion Daily BRIC Bull 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 18.1%
Brazil - 9.8%
2,077	Banco Bradesco SA Preference Shares ADR	$37,801
781	Banco Santander Brasil SA ADS	7,107
127	Brasil Telecom SA Preference Shares ADR	2,610
148	Braskem SA Preference A Shares-SP ADR	2,670
940	BRF - Brasil Foods SA ADR	19,787
525	Centrais Eletricas Brasileiras SA ADR	5,224
299	Centrais Eletricas Brasileiras SA Preference B Shares ADR	4,171
174	Cia Brasileira de Distribuicao Grupo PAO de Acucar Preference Shares ADR	6,819
945	Cia de Bebidas DAS Americas Preference Shares ADR	31,865
75	Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,070
478	Cia Energetica de Minas Gerais Preference Shares ADR	8,145
144	Cia Paranaense de Energia Preference Shares ADR	2,906
952	Cia Siderurgica Nacional SA ADR	8,911
85	CPFL Energia SA ADR	2,209
175	Embraer SA ADR	4,869
311	Fibria Celulose SA ADR	2,759
376	Gafisa SA ADR	2,797
1,091	Gerdau SA Preference Shares ADR	9,841
169	Gol Linhas Aereas Inteligentes SA Preference Shares ADR	1,355
2,310	Itau Unibanco Holding SA Preference Shares ADR	44,167
1,894	Petroleo Brasileiro SA ADR	51,157
2,446	Petroleo Brasileiro SA Preference Shares-SP ADR	61,859
118	Tam SA Preference Shares Preference Shares ADR	2,371
317	Tele Norte Leste Participacoes SA Preference Shares ADR	3,439
279	Tim Participacoes SA ADR	7,265
584	Ultrapar Participacoes SA ADR	10,372
1,499	Vale SA ADR	38,090
2,334	Vale SA Preference A Shares ADR	55,082

		439,718

China - 3.6%
16	51job, Inc. ADR*	739
29	7 Days Group Holdings Ltd. ADR*	479
202	Aluminum Corp. of China Ltd. ADR	2,685
51	AutoNavi Holdings Ltd. ADR*	656
186	Baidu, Inc. ADR*	26,073
16	Changyou.com Ltd. ADR*	421
80	China Eastern Airlines Corp. Ltd. ADS*	1,544
40	China Kanghui Holdings, Inc. ADR*	627

Shares		Value

China (continued)
396	China Life Insurance Co. Ltd. ADR	$15,345
42	China Lodging Group Ltd. ADS*	652
198	China Petroleum & Chemical Corp. ADR	18,691
55	China Southern Airlines Co. Ltd. ADR*	1,514
167	China Telecom Corp. Ltd. ADR	10,204
54	CNinsure, Inc. ADR*	408
198	Ctrip.com International Ltd. ADR*	6,902
103	E-House China Holdings Ltd. ADS	809
142	Focus Media Holding Ltd. ADR*	3,860
165	Giant Interactive Group, Inc. ADR	642
50	Guangshen Railway Co. Ltd. ADR	862
36	Home Inns & Hotels Management, Inc. ADR*	1,230
99	Huaneng Power International, Inc. ADR	1,779
81	iSoftStone Holdings Ltd. ADS*	868
260	JA Solar Holdings Co. Ltd. ADR*	575
113	LDK Solar Co. Ltd. ADR*	468
118	Mindray Medical International Ltd. ADR	3,221
101	NetEase.com, Inc. ADR*	4,784
169	New Oriental Education & Technology Group, Inc. ADR*	5,009
74	Perfect World Co. Ltd. ADR*	963
206	PetroChina Co. Ltd. ADR	26,700
19	Qihoo 360 Technology Co. Ltd. ADR*	384
106	Renren, Inc. ADR*	746
709	Semiconductor Manufacturing International Corp. ADR*	1,879
120	Shanda Games Ltd. ADR*	611
47	Shanda Interactive Entertainment Ltd. ADR*	1,868
37	Sinopec Shanghai Petrochemical Co. Ltd. ADR	1,345
64	Spreadtrum Communications, Inc. ADR	1,700
183	Suntech Power Holdings Co. Ltd. ADR*	501
140	Trina Solar Ltd. ADR*	1,130
83	VanceInfo Technologies, Inc. ADR*	964
121	WuXi PharmaTech Cayman, Inc. ADR*	1,504
267	Yanzhou Coal Mining Co. Ltd. ADR	6,595
161	Yingli Green Energy Holding Co. Ltd. ADR*	654
118	Youku.com, Inc. ADR*	2,506

		161,097

Hong Kong - 2.3%
1,199	China Mobile Ltd. ADR	57,024
525	China Unicom Hong Kong Ltd. ADR	10,558
176	CNOOC Ltd. ADR	33,195

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	87

Direxion Daily BRIC Bull 3X Shares

(formerly Direxion Daily BRIC Bull 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value

Hong Kong (continued)
344	Melco Crown Entertainment Ltd. ADR*	$3,946

		104,723

India - 2.1%
177	Dr. Reddy’s Laboratories Ltd. ADR	5,867
680	HDFC Bank Ltd. ADR	21,529
507	ICICI Bank Ltd. ADR	18,840
439	Infosys Ltd. ADR	25,721
493	Sterlite Industries India Ltd. ADR	5,088
60	Tata Communications Ltd. ADR	481
470	Tata Motors Ltd. ADR	9,423
589	Wipro Ltd. ADR	6,161

		93,110

Russia - 0.3%
97	Mechel ADR	1,275
628	Mobile TeleSystems ADR	8,974

Shares		Value

Russia (continued)
403	VimpelCom Ltd. ADR	$4,425

		14,674

	TOTAL COMMON STOCKS (Cost $790,512)	$813,322

SHORT TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
306,851	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††† (a)	306,851

	TOTAL SHORT TERM INVESTMENTS (Cost $306,851)	$306,851

	TOTAL INVESTMENTS (Cost $1,097,363) - 24.9% (b)	$1,120,173
	Other Assets in Excess of Liabilities - 75.1% (c)	3,381,653

	TOTAL NET ASSETS - 100.0%	$4,501,826

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$4,869	0.1%
Airlines	6,784	0.2
Automobiles	9,423	0.2
Beverages	31,865	0.7
Chemicals	4,015	0.1
Commercial Banks	129,444	2.9
Diversified Consumer Services	5,009	0.1
Diversified Telecommunication Services	27,292	0.6
Electric Utilities	22,655	0.5
Food & Staples Retailing	6,819	0.2
Food Products	19,787	0.4
Health Care Equipment & Supplies	3,848	0.1
Hotels, Restaurants & Leisure	13,209	0.3
Household Durables	2,797	0.1
Independent Power Producers & Energy Traders	1,779	0.0	††
Insurance	15,753	0.4
Internet Software & Services	34,494	0.8
IT Services	32,750	0.7
Life Sciences Tools & Services	1,504	0.0	††
Media	3,860	0.1
Metals & Mining	120,971	2.7
Oil, Gas & Consumable Fuels	208,569	4.6
Paper & Forest Products	2,759	0.1
Pharmaceuticals	5,867	0.1
Professional Services	739	0.0	††
Real Estate Management & Development	809	0.0	††
Road & Rail	862	0.0	††
Semiconductors & Semiconductor Equipment	6,907	0.2
Software	6,125	0.1
Water Utilities	4,070	0.1
Wireless Telecommunication Services	77,688	1.7
Short Term Investments	306,851	6.8

Total Investments	1,120,173	24.9
Other Assets in Excess of Liabilities	3,381,653	75.1

Net Assets	$4,501,826	100.0%

The accompanying notes are an integral part of these financial statements.

88	DIREXION ANNUAL REPORT

Direxion Daily BRIC Bull 3X Shares

(formerly Direxion Daily BRIC Bull 2X Shares)†

Schedule of Investments

October 31, 2011

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

ADR	— American Depositary Receipts.

ADS	— American Depositary Shares.

(*)	Non-Income producing security.

(††)	Less than 0.05%.

(†††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,120,173.

(c)	Includes $909,199 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily BRIC Bull 3X Shares

(formerly Direxion Daily BRIC Bull 2X Shares)†

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	1,386	$5,846,718	0.245%	10/15/2012	$448,082
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	423	1,849,371	0.895%	3/26/2013	69,076

			$7,696,089			$517,158

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	89

Direxion Daily BRIC Bear 3X Shares

(formerly Direxion Daily BRIC Bear 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value

SHORT TERM INVESTMENTS - 7.7%
Money Market Funds - 7.7%
220,387	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)(b)	$220,387

	TOTAL SHORT TERM INVESTMENTS (Cost $220,387)	$220,387

	TOTAL INVESTMENTS (Cost $220,387) - 7.7%	$220,387
	Other Assets in Excess of Liabilities - 92.3% (c)	2,655,485

	TOTAL NET ASSETS - 100.0%	$2,875,872

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $220,387.

(c)	Includes $1,457,906 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily BRIC Bear 3X Shares

(formerly Direxion Daily BRIC Bear 2X Shares)†

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	1,036	$4,209,558	(0.755%)	10/15/2012	$(491,747)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	235	1,023,033	(0.955%)	3/26/2013	(43,338)

			$5,232,591			$(535,085)

The accompanying notes are an integral part of these financial statements.

90	DIREXION ANNUAL REPORT

Direxion Daily China Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 15.9%
Airlines - 0.4%
3,919	China Eastern Airlines Corp. Ltd. ADS*	$75,637
3,030	China Southern Airlines Co. Ltd. ADR*	83,416

		159,053

Diversified Consumer Services - 0.4%
6,267	New Oriental Education & Technology Group, Inc. ADS*	185,754

Diversified Telecommunication Services - 1.4%
5,057	China Telecom Corp. Ltd. ADR	308,983
16,370	China Unicom Hong Kong Ltd. ADR	329,200

		638,183

Health Care Equipment & Supplies - 0.4%
2,704	China Kanghui Holdings, Inc. ADR*	42,371
5,669	Mindray Medical International Ltd. ADR	154,764

		197,135

Hotels, Restaurants & Leisure - 1.2%
2,682	7 Days Group Holdings Ltd. ADR*	44,280
3,352	China Lodging Group Ltd. ADR*	52,057
6,311	Ctrip.com International Ltd. ADR*	220,001
2,294	Home Inns & Hotels Management, Inc. ADR*	78,363
11,553	Melco Crown Entertainment Ltd. ADR*	132,513

		527,214

Independent Power Producers & Energy Traders - 0.2%
6,072	Huaneng Power International, Inc. ADR	109,114

Insurance - 1.2%
13,439	China Life Insurance Co. Ltd. ADR	520,761
4,497	CNinsure, Inc. ADR*	33,953

		554,714

Internet Software & Services - 1.9%
3,497	Baidu, Inc. ADR*	490,209
3,923	NetEase.com, Inc. ADR*	185,832
1,818	Qihoo 360 Technology Co. Ltd. ADR*	36,742
7,218	Renren, Inc. ADR*	50,815
5,291	Youku.com, Inc. ADR*	112,381

		875,979

IT Services - 0.3%
4,267	hiSoft Technology International Ltd. ADR*	52,825
5,919	iSoftStone Holdings Ltd. ADR*	63,452

		116,277

Shares		Value

Life Sciences Tools & Services - 0.2%
6,615	WuXi PharmaTech Cayman, Inc. ADR*	$82,224

Media - 0.3%
5,292	Focus Media Holding Ltd. ADR*	143,837

Metals & Mining - 0.3%
10,013	Aluminum Corp. of China Ltd. ADR	133,073

Oil, Gas & Consumable Fuels - 4.2%
4,712	China Petroleum & Chemical Corp. ADR	444,813
3,409	CNOOC Ltd. ADR	642,971
4,852	PetroChina Co. Ltd. ADR	628,868
8,859	Yanzhou Coal Mining Co. Ltd. ADR	218,817

		1,935,469

Professional Services - 0.1%
1,166	51job, Inc. ADR*	53,846

Real Estate Management & Development - 0.1%
7,415	E-House China Holdings Ltd. ADS	58,208

Semiconductors & Semiconductor Equipment - 0.7%
17,444	JA Solar Holdings Co. Ltd. ADR*	38,551
10,150	LDK Solar Co. Ltd. ADR*	42,021
4,055	Spreadtrum Communications, Inc. ADR	107,741
14,606	Suntech Power Holdings Co. Ltd. ADR*	40,021
7,163	Trina Solar Ltd. ADR*	57,805
12,694	Yingli Green Energy Holding Co. Ltd. ADR*	51,538

		337,677

Software - 0.8%
3,529	AutoNavi Holdings Ltd. ADR*	45,418
1,361	Changyou.com Ltd. ADR*	35,835
10,453	Giant Interactive Group, Inc. ADR	40,662
3,961	Perfect World Co. Ltd. ADR*	51,533
10,164	Shanda Games Ltd. ADR*	51,735
2,444	Shanda Interactive Entertainment Ltd. ADR*	97,149
5,261	VanceInfo Technologies, Inc. ADR*	61,080

		383,412

Wireless Telecommunication Services - 1.8%
17,217	China Mobile Ltd. ADR	818,840

	TOTAL COMMON STOCKS (Cost $6,537,435)	$7,310,009

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	91

Direxion Daily China Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

SHORT TERM INVESTMENTS - 48.4%
Money Market Funds - 48.4%
9,993,716	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$9,993,716
12,161,161	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	12,161,161

	TOTAL SHORT TERM INVESTMENTS (Cost $22,154,877)	$22,154,877

	TOTAL INVESTMENTS (Cost $28,692,312) - 64.3% (b)	$29,464,886
	Other Assets in Excess of Liabilities - 35.7% (c)	16,334,354

	TOTAL NET ASSETS - 100.0%	$45,799,240

Percentages are stated as a percent of net assets.

ADS — American Depositary Shares.

ADR — American Depositary Receipt.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,464,886.

(c)	Includes $3,831,412 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily China Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	11,278	$38,110,339	0.445%	7/6/2012	$2,049,245
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	14,397	47,361,235	0.445%	11/26/2012	3,907,677
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	4,680	17,466,117	0.496%	12/20/2012	(799,119)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	6,173	21,046,530	0.445%	12/18/2014	933,016

			$123,984,221			$6,090,819

The accompanying notes are an integral part of these financial statements.

92	DIREXION ANNUAL REPORT

Direxion Daily China Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 58.6%
Money Market Funds - 58.6%
3,376,511	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$3,376,511
2,820,179	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	2,820,179

	TOTAL SHORT TERM INVESTMENTS (Cost $6,196,690)	$6,196,690

	TOTAL INVESTMENTS (Cost $6,196,690) - 58.6% (b)	$6,196,690
	Other Assets in Excess of Liabilities - 41.4% (c)	4,378,615

	TOTAL NET ASSETS - 100.0%	$10,575,305

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,196,690.

(c)	Includes $2,181,649 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily China Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	2,473	$9,613,744	(1.755%)	7/23/2012	$698,891
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,289	4,681,462	(1.405%)	10/18/2012	79,904
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	2,188	7,361,499	(1.755%)	11/5/2012	(434,513)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	2,958	9,946,221	(1.555%)	12/18/2014	(594,884)

			$31,602,926			$(250,602)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	93

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

INVESTMENT COMPANIES - 30.2%
Investment Companies - 30.2%
125,641	iShares MSCI EAFE® Index Fund	$6,579,819

	TOTAL INVESTMENT COMPANIES (Cost $7,463,778)	$6,579,819

SHORT TERM INVESTMENTS - 33.6%
Money Market Funds - 33.6%
5,702,721	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	5,702,721
1,610,078	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,610,078

	TOTAL SHORT TERM INVESTMENTS (Cost $7,312,799)	$7,312,799

	TOTAL INVESTMENTS (Cost $14,776,577) - 63.8% (b)	$13,892,618
	Other Assets in Excess of Liabilities - 36.2% (c)	7,873,267

	TOTAL NET ASSETS - 100.0%	$21,765,885

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,892,618.

(c)	Includes $3,855,448 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Developed Markets Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	144,000	$8,003,681	0.395%	2/22/2012	$63,782
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	484,360	26,687,551	0.395%	6/25/2012	(1,111,382)
BNP Paribas	iShares MSCI EAFE® Index Fund	62,020	3,283,375	0.495%	10/18/2012	(38,134)
BNP Paribas	iShares MSCI EAFE® Index Fund	28,300	1,475,291	0.495%	11/23/2012	6,476
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	402,680	20,383,912	0.445%	4/29/2016	699,634

			$59,833,810			$(379,624)

The accompanying notes are an integral part of these financial statements.

94	DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 30.2%
Money Market Funds - 30.2%
3,995,390	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$3,995,390
506,268	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	506,268

	TOTAL SHORT TERM INVESTMENTS (Cost $4,501,658)	$4,501,658

	TOTAL INVESTMENTS (Cost $4,501,658) - 30.2% (b)	$4,501,658
	Other Assets in Excess of Liabilities - 69.8% (c)	10,420,266

	TOTAL NET ASSETS - 100.0%	$14,921,924

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,501,658.

(c)	Includes $4,721,846 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Developed Markets Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	iShares MSCI EAFE® Index Fund	84,690	$4,637,840	(0.555%)	2/16/2012	$177,826
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	191,280	10,058,203	0.045%	2/22/2012	(163,414)
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	408,350	23,556,591	0.045%	7/11/2012	1,846,745
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	170,600	8,710,301	(0.055%)	4/29/2016	(224,194)

			$46,962,935			$1,636,963

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	95

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 35.0%
Investment Companies - 35.0%
3,524,261	iShares MSCI Emerging Markets Index Fund	$143,789,849

	TOTAL INVESTMENT COMPANIES (Cost $145,410,565)	$143,789,849

SHORT TERM INVESTMENTS - 38.2%
Money Market Funds - 38.2%
112,492,741	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	112,492,741
44,582,650	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	44,582,650

	TOTAL SHORT TERM INVESTMENTS (Cost $157,075,391)	$157,075,391

	TOTAL INVESTMENTS (Cost $302,485,956) -73.2% (b)	$300,865,240
	Other Assets in Excess of Liabilities - 26.8% (c)	109,914,550

	TOTAL NET ASSETS - 100.0%	$410,779,790

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $300,865,240.

(c)	Includes $24,768,168 cash segregated as collateral for swap contracts at October 31, 2011.

The accompanying notes are an integral part of these financial statements.

96	DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares

Swap Equity Contracts

October 31, 2011

The accompanying notes are an integral part of these financial statements.

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	2,575,000	$105,793,905	0.495%	2/3/2012	$(696,355)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	2,158,400	97,361,242	0.395%	2/22/2012	(7,287,506)
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	2,195,190	91,223,926	0.695%	3/26/2012	(1,669,755)
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	9,792,320	391,606,303	0.395%	6/25/2012	7,738,265
BNP Paribas	iShares MSCI Emerging Markets Index Fund	2,519,320	102,586,095	0.495%	12/20/2012	144,606
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	7,441,445	274,092,689	0.445%	6/30/2014	29,435,969

			$1,062,664,160			$27,665,224

DIREXION ANNUAL REPORT	97

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

SHORT TERM INVESTMENTS - 51.4%
Money Market Funds - 51.4%
43,126,610	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$43,126,610
15,437,941	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	15,437,941

	TOTAL SHORT TERM INVESTMENTS (Cost $58,564,551)	$58,564,551

	TOTAL INVESTMENTS (Cost $58,564,551) - 51.4% (b)	$58,564,551
	Other Assets in Excess of Liabilities - 48.6% (c)	55,377,791

	TOTAL NET ASSETS - 100.0%	$113,942,342

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,564,551.

(c)	Includes $25,488,926 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Emerging Markets Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	2,203,930	$84,947,293	0.095%	11/7/2011	$(4,969,839)
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	720,000	34,622,574	(0.705%)	2/10/2012	4,922,731
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	636,800	30,379,745	0.095%	2/22/2012	3,981,717
BNP Paribas	iShares MSCI Emerging Markets Index Fund	110,000	5,161,200	(0.655%)	3/22/2012	646,736
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	783,240	31,708,377	(0.455%)	3/26/2012	(249,351)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	196,000	9,053,389	(0.655%)	4/19/2012	1,015,625
BNP Paribas	iShares MSCI Emerging Markets Index Fund	72,000	3,407,798	(0.655%)	5/17/2012	455,995
BNP Paribas	iShares MSCI Emerging Markets Index Fund	250,000	9,998,000	(0.655%)	10/18/2012	(211,276)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	1,374,970	56,087,556	(0.655%)	12/20/2012	(11,230)
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	2,032,165	76,386,912	(0.755%)	9/23/2015	(6,552,340)

			$341,752,844			$(971,232)

The accompanying notes are an integral part of these financial statements.

98	DIREXION ANNUAL REPORT

Direxion Daily India Bull 3X Shares

(formerly Direxion Daily India Bull 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 19.1%
Investment Companies - 19.1%
136,463	PowerShares India Portfolio	$2,707,426

	TOTAL INVESTMENT COMPANIES (Cost $3,128,938)	$2,707,426

SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
7,161,016	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	7,161,016

	TOTAL SHORT TERM INVESTMENTS (Cost $7,161,016)	$7,161,016

	TOTAL INVESTMENTS (Cost $10,289,954) - 69.5% (b)	$9,868,442
	Other Assets in Excess of Liabilities - 30.5% (c)	4,321,689

	TOTAL NET ASSETS - 100.0%	$14,190,131

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,868,442.

(c)	Includes $1,380,010 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily India Bull 3X Shares

(formerly Direxion Daily India Bull 2X Shares)†

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	PowerShares India Portfolio	43,581	$865,504	0.745%	3/28/2012	$(1,644)
Credit Suisse Capital, LLC	PowerShares India Portfolio	612,260	11,869,234	(0.755%)	10/15/2012	287,729
Morgan Stanley Capital Services	PowerShares India Portfolio	638,175	14,249,878	(0.755%)	4/12/2013	(1,553,462)

			$26,984,616			$(1,267,377)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	99

Direxion Daily India Bear 3X Shares

(formerly Direxion Daily India Bear 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 46.1%
Money Market Funds - 46.1%
8	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$8
1,400,410	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,400,410

	TOTAL SHORT TERM INVESTMENTS (Cost $1,400,418)	$1,400,418

	TOTAL INVESTMENTS (Cost $1,400,418) - 46.1% (b)	$1,400,418
	Other Assets in Excess of Liabilities - 53.9% (c)	1,636,623

	TOTAL NET ASSETS - 100.0%	$3,037,041

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,400,418.

(c)	Includes $690,547 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily India Bear 3X Shares

(formerly Direxion Daily India Bear 2X Shares)†

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	PowerShares India Portfolio	36,136	$712,899	(4.255%)	8/29/2012	$(7,528)
Credit Suisse Capital, LLC	PowerShares India Portfolio	134,435	2,561,868	(1.755%)	10/15/2012	(106,856)
Morgan Stanley Capital Services	PowerShares India Portfolio	135,595	3,004,301	(1.755%)	4/12/2013	296,786

			$6,279,068			$182,402

The accompanying notes are an integral part of these financial statements.

100	DIREXION ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

INVESTMENT COMPANIES - 27.4%
Investment Companies - 27.4%
260,652	iShares S&P Latin America 40 Index Fund	$11,857,059

	TOTAL INVESTMENT COMPANIES (Cost $12,389,995)	$11,857,059

SHORT TERM INVESTMENTS - 47.1%
Money Market Funds - 47.1%
9,603,065	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	9,603,065
10,781,125	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (a)	10,781,125

	TOTAL SHORT TERM INVESTMENTS (Cost $20,384,190)	$20,384,190

	TOTAL INVESTMENTS (Cost $32,774,185) - 74.5% (b)	$32,241,249
	Other Assets in Excess of Liabilities - 25.5% (c)	11,035,144

	TOTAL NET ASSETS - 100.0%	$43,276,393

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,241,249.

(c)	Includes $1,310,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Latin America Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	667,570	$31,706,121	0.395%	3/5/2012	$(279,218)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	945,900	39,441,670	0.395%	7/6/2012	3,579,456
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	980,005	42,703,596	0.495%	12/18/2014	1,854,962

			$113,851,387			$5,155,200

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	101

Direxion Daily Latin America Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
1,600,193	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,600,193
900,015	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	900,015

	TOTAL SHORT TERM INVESTMENTS (Cost $2,500,208)	$2,500,208

	TOTAL INVESTMENTS (Cost $2,500,208) - 52.2% (b)	$2,500,208
	Other Assets in Excess of Liabilities - 47.8% (c)	2,293,832

	TOTAL NET ASSETS - 100.0%	$4,794,040

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,500,208.

(c)	Includes $1,502,124 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Latin America Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	96,515	$4,611,613	(0.055%)	3/5/2012	$140,648
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	110,795	4,641,275	(0.055%)	9/10/2012	(398,857)
BNP Paribas	iShares S&P Latin America 40 Index Fund	53,100	2,206,925	(1.655%)	11/23/2012	(210,014)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	55,795	2,365,353	(0.505%)	12/18/2014	(173,363)

			$13,825,166			$(641,586)

The accompanying notes are an integral part of these financial statements.

102	DIREXION ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

INVESTMENT COMPANIES - 27.0%
Investment Companies - 27.0%
87,656	Market Vectors® Russia ETF	$2,670,002

	TOTAL INVESTMENT COMPANIES (Cost $2,430,917)	$2,670,002

SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
824,025	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	824,025
4,349,964	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	4,349,964

	TOTAL SHORT TERM INVESTMENTS (Cost $5,173,989)	$5,173,989

	TOTAL INVESTMENTS (Cost $7,604,906) - 79.2% (b)	$7,843,991
	Other Assets in Excess of Liabilities - 20.8% (c)	2,061,729

	TOTAL NET ASSETS - 100.0%	$9,905,720

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,843,991.

(c)	Includes $230,119 cash segregated collateral for swap contracts at October 31, 2011.

Direxion Daily Russia Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital,LLC	Market Vectors® Russia ETF	307,675	$8,156,769	(0.255%)	6/25/2012	$1,216,979
Morgan Stanley Capital Services	Market Vectors® Russia ETF	222,420	6,129,384	(0.555%)	7/2/2012	647,931
BNP Paribas	Market Vectors® Russia ETF	40,000	1,298,260	0.496%	12/20/2012	(80,019)
Merrill Lynch International	Market Vectors® Russia ETF	317,950	9,430,883	0.545%	2/26/2013	251,078

			$25,015,296			$2,035,969

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	103

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 48.0%
Money Market Funds - 48.0%
134,959	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$134,959
1,560,019	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,560,019

	TOTAL SHORT TERM INVESTMENTS (Cost $1,694,978)	$1,694,978

	TOTAL INVESTMENTS (Cost $1,694,978) - 48.0% (b)	$1,694,978
	Other Assets in Excess of Liabilities - 52.0% (c)	1,836,830

	TOTAL NET ASSETS - 100.0%	$3,531,808

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,694,978.

(c)	Includes $1,180,233 cash segregated collateral for swap contracts at October 31, 2011.

Direxion Daily Russia Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	158,310	$5,856,209	(1.255%)	6/25/2012	$1,003,219
Morgan Stanley Capital Services	Market Vectors® RussiaETF	61,735	2,186,834	(1.555%)	7/6/2012	297,939
BNP Paribas	Market Vectors® Russia ETF	40,000	1,242,779	(1.504%)	12/20/2012	24,357
Merrill Lynch International	Market Vectors® Russia ETF	87,850	2,617,123	(0.855%)	2/26/2013	(59,168)

			$11,902,945			$1,266,347

The accompanying notes are an integral part of these financial statements.

104	DIREXION ANNUAL REPORT

Direxion Daily Agribusiness Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

INVESTMENT COMPANIES - 34.1%
Investment Companies - 34.1%
37,500	Market Vectors® Agribusiness ETF	$1,876,125

	TOTAL INVESTMENT COMPANIES (Cost $1,987,088) (a)	$1,876,125

SHORT TERM INVESTMENTS - 12.7%
Money Market Funds - 12.7%
700,007	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)(b)	700,007

	TOTAL SHORT TERM INVESTMENTS (Cost $700,007)	$700,007

	TOTAL INVESTMENTS (Cost $2,687,095) - 46.8%	$2,576,132
	Other Assets in Excess of Liabilities - 53.2% (c)	2,927,156

	TOTAL NET ASSETS - 100.0%	$5,503,288

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,576,132.

(b)	Represents annualized seven-day yield at October 31, 2011.

(c)	Includes $1,140,098 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Agribusiness Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	264,095	$12,691,423	(0.005%)	6/25/2012	$521,878
Merrill Lynch International	Market Vectors® Agribusiness ETF	28,425	1,485,787	(0.205%)	4/26/2013	(63,600)

			$14,177,210			$458,278

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	105

Direxion Daily Agribusiness Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 12.6%
Money Market Funds - 12.6%
200,008	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)(b)	$200,008

	TOTAL SHORT TERM INVESTMENTS (Cost $200,008)	$200,008

	TOTAL INVESTMENTS (Cost $200,008) - 12.6%	$200,008
	Other Assets in Excess of Liabilities - 87.4% (c)	1,386,386

	TOTAL NET ASSETS - 100.0%	$1,586,394

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $200,008.

(c)	Includes $240,231 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Agribusiness Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	14,830	$721,335	(1.505%)	9/10/2012	$(20,791)
Morgan Stanley Capital Services	Market Vectors® Agribusiness ETF	49,190	2,021,305	(2.055%)	10/25/2012	(442,915)
Merrill Lynch International	Market Vectors® Agribusiness ETF	31,115	1,506,932	(2.005%)	12/27/2012	(51,513)

			$4,249,572			$(515,219)

ETF — Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

106	DIREXION ANNUAL REPORT

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 13.8%
Investment Companies - 13.8%
14,931	Materials Select Sector SPDR Fund	$513,776

	TOTAL INVESTMENT COMPANIES (Cost $560,659)	$513,776

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
1,279,770	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	1,279,770

	TOTAL SHORT TERM INVESTMENTS (Cost $1,279,770)	$1,279,770

	TOTAL INVESTMENTS (Cost $1,840,429) - 48.2% (b)	$1,793,546
	Other Assets in Excess of Liabilities - 51.8% (c)	1,922,954

	TOTAL NET ASSETS - 100.0%	$3,716,500

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,793,546.

(c)	Includes $646,347 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Basic Materials Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	138,087	$4,596,473	0.495%	7/30/2012	$158,483
BNP Paribas	Materials Select Sector SPDR Fund	4,850	174,580	0.496%	12/20/2012	(7,759)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	166,200	5,262,210	0.345%	6/17/2016	457,299

			$10,033,263			$608,023

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	107

Direxion Daily Basic Materials Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 50.0%
Money Market Funds - 50.0%
1,801,660	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,801,660

	TOTAL SHORT TERM INVESTMENTS (Cost $1,801,660)	$1,801,660

	TOTAL INVESTMENTS (Cost $1,801,660) - 50.0% (b)	$1,801,660
	Other Assets in Excess of Liabilities - 50.0% (c)	1,800,062

	TOTAL NET ASSETS - 100.0%	$3,601,722

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,801,660.

(c)	Includes $240,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Basic Materials Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	35,367	$1,298,770	(0.005%)	7/16/2012	$75,207
BNP Paribas	Materials Select Sector SPDR Fund	48,685	1,674,916	(0.105%)	12/20/2012	(335)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	229,995	8,772,187	(0.105%)	6/17/2016	774,374

			$11,745,873			$849,246

The accompanying notes are an integral part of these financial statements.

108	DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Bull 3X Shares

(formerly Direxion Daily Gold Miners Bull 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 27.0%
Investment Companies - 27.0%
500,000	Market Vectors® Gold Miners ETF	$29,415,000

	TOTAL INVESTMENT COMPANIES (Cost $28,351,871)	$29,415,000

SHORT TERM INVESTMENTS - 26.6%
Money Market Funds - 26.6%
15,933,301	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	15,933,301
13,100,087	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	13,100,087

	TOTAL SHORT TERM INVESTMENTS (Cost $29,033,388)	$29,033,388

	TOTAL INVESTMENTS (Cost $57,385,259) - 53.6% (b)	$58,448,388
	Other Assets in Excess of Liabilities - 46.4% (c)	50,624,715

	TOTAL NET ASSETS - 100.0%	$109,073,103

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,448,388.

(c)	Includes $1,710,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Gold Miners Bull 3X Shares

(formerly Direxion Daily Gold Miners Bull 2X Shares)†

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	1,422,260	$84,123,540	(0.185%)	6/11/2012	$(421,850)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	553,820	30,874,196	(0.155%)	6/21/2012	1,710,512
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	1,232,075	74,654,410	0.345%	12/10/2015	(2,196,818)

			$189,652,146			$(908,156)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	109

Direxion Daily Gold Miners Bear 3X Shares

(formerly Direxion Daily Gold Miners Bear 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 23.0%
Money Market Funds - 23.0%
828,293	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$828,293
1,080,029	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,080,029

	TOTAL SHORT TERM INVESTMENTS (Cost $1,908,322)	$1,908,322

	TOTAL INVESTMENTS (Cost $1,908,322) - 23.0% (b)	$1,908,322
	Other Assets in Excess of Liabilities - 77.0% (c)	6,395,156

	TOTAL NET ASSETS - 100.0%	$8,303,478

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,908,322.

(c)	Includes $2,000,397 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Gold Miners Bear 3X Shares

(formerly Direxion Daily Gold Miners Bear 2X Shares)†

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	165,680	$9,972,115	(0.635%)	6/11/2012	$217,953
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	64,280	3,552,994	(0.605%)	6/18/2012	(229,048)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	52,340	3,184,293	(0.255%)	12/10/2015	104,452

			$16,709,402			$93,357

ETF — Exchange-Traded Fund.

The accompanying notes are an integral part of these financial statements.

110	DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 41.1%
Investment Companies - 41.1%
59,934	Health Care Select Sector SPDR Fund	$2,013,183

	TOTAL INVESTMENT COMPANIES (Cost $2,096,274)	$2,013,183

SHORT TERM INVESTMENTS - 0.0%††
Money Market Funds - 0.0%††
2	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	2

	TOTAL SHORT TERM INVESTMENTS (Cost $2)	$2

	TOTAL INVESTMENTS (Cost $2,096,276) - 41.1% (b)	$2,013,185
	Other Assets in Excess of Liabilities - 58.9% (c)	2,887,486

	TOTAL NET ASSETS - 100.0%	$4,900,671

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,013,185.

(c)	Includes $1,100,677 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Healthcare Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	374,416	$12,545,869	0.495%	7/16/2012	$69,060
Merrill Lynch International	Health Care Select Sector SPDR Fund	3,350	114,650	0.596%	5/29/2013	(2,169)

			$12,660,519			$66,891

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	111

Direxion Daily Healthcare Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 0.0%††
Money Market Funds - 0.0%††
5	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	$5

	TOTAL SHORT TERM INVESTMENTS (Cost $5)	$5

	TOTAL INVESTMENTS (Cost $5) - 0.0% (b)	$5
	Other Assets in Excess of Liabilities - 100.0% (c)	3,853,178

	TOTAL NET ASSETS - 100.0%	$3,853,183

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5.

(c)	Includes $1,650,000 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Healthcare Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	311,481	$10,957,990	(0.005%)	7/16/2012	$403,229
Merrill Lynch International	Health Care Select Sector SPDR Fund	32,670	1,092,138	(0.155%)	2/26/2013	(5,254)

			$12,050,128			$397,975

The accompanying notes are an integral part of these financial statements.

112	DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

(formerly Direxion Daily Natural Gas Related Bull 2X Share)†

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 24.2%
Gas Utilities - 0.9%
6,264	Questar Corp.	$120,707

Oil, Gas & Consumable Fuels - 23.3%
1,587	Anadarko Petroleum Corp.	124,579
1,166	Apache Corp.	116,168
1,580	Cabot Oil & Gas Corp.	122,798
3,649	Chesapeake Energy Corp.	102,610
1,701	Cimarex Energy Co.	108,864
6,187	Comstock Resources, Inc.*	112,851
1,726	ConocoPhillips	120,216
1,755	Devon Energy Corp.	113,987
4,844	Encana Corp.	105,115
1,299	EOG Resources, Inc.	116,169
8,906	EXCO Resources, Inc.	112,305
1,561	Exxon Mobil Corp.	121,898
8,271	Forest Oil Corp.*	96,440
9,294	McMoRan Exploration Co.*	113,201
2,209	Murphy Oil Corp.	122,312
2,330	Newfield Exploration Co.*	93,806
1,353	Noble Energy, Inc.	120,877
20,392	PetroQuest Energy, Inc.*	148,658
3,365	QEP Resources, Inc.	119,626
12,803	Quicksilver Resources, Inc.*	98,583
1,766	Range Resources Corp.	121,571
1,737	Royal Dutch Shell PLC ADR Class A	123,171
16,139	SandRidge Energy, Inc.*	123,625
1,500	SM Energy Co.	124,365
3,088	Southwestern Energy Co.*	129,819
4,981	Statoil ASA ADR	126,667
4,954	Stone Energy Corp.*	120,333
7,353	Talisman Energy, Inc.	104,413
3,551	Ultra Petroleum Corp.*	113,135

		3,378,162

	TOTAL COMMON STOCKS (Cost $3,380,167)	$3,498,869

Shares		Value

SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 21.7%
1,753,166	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,753,166
1,390,018	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	1,390,018

	TOTAL SHORT TERM INVESTMENTS (Cost $3,143,184)	$3,143,184

	TOTAL INVESTMENTS (Cost $6,523,351) - 45.9% (b)	$6,642,053
	Other Assets in Excess of Liabilities - 54.1% (c)	7,838,847

	TOTAL NET ASSETS - 100.0%	$14,480,900

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(††)	Less than 0.005%

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,642,053.

(c)	Includes $532,143 cash segregated collateral for swap contracts at October 31,2011.

Direxion Daily Natural Gas Related Bull 3X Shares

(formerly Direxion Daily Natural Gas Related Bull 2X Share)†

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	102,720	$10,919,376	(0.055%)	01/17/2012	$887,062
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	42,699	4,834,518	(0.055%)	05/01/2012	91,927
Deutsche Bank AG London	ISE-Revere Natural Gas Index	76,215	8,998,332	0.395%	07/17/2015	(238,840)

			$24,752,226			$740,149

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	113

Direxion Daily Natural Gas Related Bear 3X Shares

(formerly Direxion Daily Natural Gas Related Bear 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 21.9%
Money Market Funds - 21.9%
352,931	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$352,931
260,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	260,000

	TOTAL SHORT TERM INVESTMENTS (Cost $612,931)	$612,931

	TOTAL INVESTMENTS (Cost $612,931) - 21.9% (b)	$612,931
	Other Assets in Excess of Liabilities - 78.1% (c)	2,188,063

	TOTAL NET ASSETS - 100.0%	$2,800,994

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(††)	Less than 0.005%

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $612,931.

(c)	Includes $600,600 cash segregated collateral for swap contracts at October 31, 2011.

Direxion Daily Natural Gas Related Bear 3X Shares

(formerly Direxion Daily Natural Gas Related Bear 2X Shares)†

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	15,162	$1,685,062	(0.455%)	9/24/2012	$(59,015)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	14,759	1,578,347	(0.455%)	11/5/2012	(118,085)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	18,842	2,396,921	(0.205%)	07/17/2015	225,040

			$5,660,330			$47,940

The accompanying notes are an integral part of these financial statements.

114	DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

(formerly Direxion Daily Retail Bull 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 20.1%
Food & Staples Retailing - 4.7%
462	Costco Wholesale Corp.	$38,462
1,878	Wal-Mart Stores, Inc.	106,520

		144,982

Internet & Catalog Retail - 3.1%
385	Amazon.com, Inc.*	82,201
636	Liberty Interactive Corp. Class A*	10,449
56	Netflix, Inc.*	4,597

		97,247

Multiline Retail - 3.7%
69	Big Lots, Inc.*	2,601
33	Dillard’s, Inc. Class A	1,701
105	Dollar General Corp.*	4,164
129	Dollar Tree, Inc.*	10,315
129	Family Dollar Stores, Inc.	7,563
175	J.C. Penney Co., Inc.	5,614
285	Kohl’s Corp.	15,108
451	Macy’s, Inc.	13,769
173	Nordstrom, Inc.	8,769
41	Sears Holdings Corp.*	3,205
729	Target Corp.	39,913

		112,722

Specialty Retail - 8.6%
85	Aaron’s, Inc.	2,275
93	Abercrombie & Fitch Co. Class A	6,919
78	Advance Auto Parts, Inc.	5,075
206	American Eagle Outfitters, Inc.	2,705
43	AutoNation, Inc.*	1,674
28	AutoZone, Inc.*	9,061
264	Bed Bath & Beyond, Inc.*	16,326
335	Best Buy Co., Inc.	8,787
239	CarMax, Inc.*	7,184
187	Chico’s FAS, Inc.	2,311
100	Dick’s Sporting Goods, Inc.*	3,909
23	DSW, Inc. Class A	1,204
163	Foot Locker, Inc.	3,563
150	GameStop Corp. Class A*	3,836
374	Gap, Inc.	7,069
1,692	Home Depot, Inc.	60,574
264	Limited Brands, Inc.	11,275
1,378	Lowe’s Cos., Inc.	28,966
146	O’Reilly Automotive, Inc.*	11,103
120	PetSmart, Inc.	5,634
106	RadioShack Corp.	1,262
124	Ross Stores, Inc.	10,879
101	Sally Beauty Holdings, Inc.*	1,938
755	Staples, Inc.	11,295
409	TJX Cos., Inc.	24,102
76	Tractor Supply Co.	5,391
48	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,230
127	Urban Outfitters, Inc.*	3,461

Shares		Value

Specialty Retail (continued)
111	Williams-Sonoma, Inc.	$4,167

		265,175

	TOTAL COMMON STOCKS (Cost $627,144)	$620,126

SHORT TERM INVESTMENTS - 42.8%
Money Market Funds - 42.8%
865,272	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	865,272
460,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	460,001

	TOTAL SHORT TERM INVESTMENTS (Cost $1,325,273)	$1,325,273

	TOTAL INVESTMENTS (Cost $1,952,417) - 62.9% (b)	$1,945,399
	Other Assets in Excess of Liabilities - 37.1% (c)	1,147,766

	TOTAL NET ASSETS - 100.0%	$3,093,165

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,945,399.

(c)	Includes $420 cash segregated as collateral for swap contracts at October 31, 2011.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	115

Direxion Daily Retail Bull 3X Shares

(formerly Direxion Daily Retail Bull 2X Shares)†

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Russell 1000® Retail Index	1,716	$2,291,803	0.345%	1/17/2012	$10,204
Deutsche Bank AG London	Russell 1000® Retail Index	2,433	2,866,569	0.395%	8/7/2015	405,042

			$5,158,372			$415,246

The accompanying notes are an integral part of these financial statements.

116	DIREXION ANNUAL REPORT

Direxion Daily Retail Bear 3X Shares

(formerly Direxion Daily Retail Bear 2X Shares)†

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 52.5%
Money Market Funds - 52.5%
1,063,695	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,063,695

	TOTAL SHORT TERM INVESTMENTS (Cost $1,063,695)	$1,063,695

	TOTAL INVESTMENTS (Cost $1,063,695) - 52.5% (b)	$1,063,695
	Other Assets in Excess of Liabilities - 47.5% (c)	962,711

	TOTAL NET ASSETS - 100.0%	$2,026,406

Percentages are stated as a percent of net assets.

(†)	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,063,695.

(c)	Includes $270,121 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Retail Bear 3X Shares

(formerly Direxion Daily Retail Bear 2X Shares)†

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 1000® Retail Index	667	$893,752	0.045%	1/17/2012	$(1,157)
Deutsche Bank AG London	Russell 1000® Retail Index	2,354	2,734,535	(0.205%)	7/17/2015	(437,507)

			$3,628,287			$(438,664)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	117

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
COMMON STOCKS - 24.2%
Communications Equipment - 0.3%
8,572	InterDigital, Inc.	$372,453

Computers & Peripherals - 1.2%
29,481	SanDisk Corp.*	1,493,802

Semiconductors & Semiconductor Equipment - 22.7%
130,378	Advanced Micro Devices, Inc.*	760,104
29,692	Altera Corp.	1,125,921
190,898	Applied Materials, Inc.	2,351,863
32,633	Avago Technologies Ltd.	1,102,016
60,618	Broadcom Corp. Class A*	2,187,704
12,295	Cirrus Logic, Inc.*	204,589
20,673	Cree, Inc.*	550,729
5,914	Hittite Microwave Corp.*	311,076
107,349	Intel Corp.	2,634,344
29,457	KLA-Tencor Corp.	1,387,130
23,344	Lam Research Corp.*	1,003,559
37,736	Linear Technology Corp.	1,219,250
82,168	Marvell Technology Group Ltd.*	1,149,530
43,458	MEMC Electronic Materials, Inc.*	260,313
182,821	Micron Technology, Inc.*	1,021,969
9,895	MKS Instruments, Inc.	263,603
13,013	Netlogic Microsystems, Inc.*	640,240
13,130	Novellus Systems, Inc.*	453,642
81,176	NVIDIA Corp.*	1,201,405
47,477	NXP Semiconductor NV*	853,162
5,481	Power Integrations, Inc.	195,288
4,347	Rubicon Technology, Inc.*	45,296
14,456	STMicroelectronics NV	100,180
167,499	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,113,837
35,108	Teradyne, Inc.*	502,747
82,447	Texas Instruments, Inc.	2,533,596
7,742	Veeco Instruments, Inc.*	206,634
34,698	Xilinx, Inc.	1,160,995

		27,540,722

	TOTAL COMMON STOCKS (Cost $32,422,645)	$29,406,977

SHORT TERM INVESTMENTS - 38.5%
Money Market Funds - 38.5%
32,787,715	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$32,787,715
14,132,294	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	14,132,294

	TOTAL SHORT TERM INVESTMENTS (Cost $46,920,009)	$46,920,009

	TOTAL INVESTMENTS (Cost $79,342,654) - 62.7% (b)	$76,326,986
	Other Assets in Excess of Liabilities - 37.3% (c)	45,358,038

	TOTAL NET ASSETS - 100.0%	$121,685,024

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,326,986.

(c)	Includes $4,578,163 cash segregated as collateral for swap contracts at October 31, 2011.

The accompanying notes are an integral part of these financial statements.

118	DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	58,650	$21,026,711	0.195%	10/3/2012	$1,650,237
Credit Suisse Capital LLC	PHLX Semiconductor Sector Index	289,305	101,748,777	0.195%	10/15/2012	10,109,601
BNP Paribas	PHLX Semiconductor Sector Index	67,260	23,918,046	0.495%	10/18/2012	2,081,484
BNP Paribas	PHLX Semiconductor Sector Index	30,000	11,874,575	0.495%	12/20/2012	(280,527)
Merrill Lynch International	PHLX Semiconductor Sector Index	124,750	44,722,422	0.795%	3/26/2013	3,490,442
Deutsche Bank AG London	PHLX Semiconductor Sector Index	298,515	113,142,455	0.245%	3/11/2015	2,267,177

			$316,432,986			$19,318,414

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	119

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 73.6%
Money Market Funds - 73.6%
9,817,366	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$9,817,366
4,287,895	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	4,287,895

	TOTAL SHORT TERM INVESTMENTS (Cost $14,105,261)	$14,105,261

	TOTAL INVESTMENTS (Cost $14,105,261) - 73.6% (b)	$14,105,261
	Other Assets in Excess of Liabilities - 26.4% (c)	5,066,832

	TOTAL NET ASSETS - 100.0%	$19,172,093

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,105,261.

(c)	Includes $1,983,691cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Semiconductor Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	9,540	$3,160,256	(0.155%)	9/13/2012	$(552,074)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	19,320	6,820,394	(0.105%)	10/15/2012	(650,558)
Merrill Lynch International	PHLX Semiconductor Sector Index	34,635	12,387,539	(0.305%)	3/26/2013	(1,004,387)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	85,330	31,513,983	(0.155%)	3/11/2015	(1,483,360)

			$53,882,172			$(3,690,379)

The accompanying notes are an integral part of these financial statements.

120	DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 21.0%
Energy Equipment & Services - 3.6%
3,116	Atwood Oceanics, Inc.*	$133,178
23,971	Baker Hughes, Inc.	1,390,078
13,508	Cameron International Corp.*	663,783
1,056	CARBO Ceramics, Inc.	143,458
2,512	Core Laboratories NV	271,949
3,800	Diamond Offshore Drilling, Inc.	249,052
4,403	Dresser-Rand Group, Inc.*	213,105
13,245	FMC Technologies, Inc.*	593,641
50,441	Halliburton Co.	1,884,476
5,259	Helmerich & Payne, Inc.	279,674
15,847	Nabors Industries Ltd.*	290,475
23,330	National Oilwell Varco, Inc.	1,664,129
5,982	Oceaneering International, Inc.	250,227
2,836	Oil States International, Inc.*	197,414
8,522	Patterson-UTI Energy, Inc.	173,167
7,020	Rowan Cos, Inc.*	242,120
2,359	RPC, Inc.	43,807
74,807	Schlumberger Ltd.	5,496,070
1,200	SEACOR Holdings, Inc.	102,180
4,390	Superior Energy Services, Inc.*	123,447
2,317	Unit Corp.*	113,672

		14,519,102

Metals & Mining - 0.1%
3,433	Walter Energy, Inc.	259,706

Oil, Gas & Consumable Fuels - 17.2%
12,491	Alpha Natural Resources, Inc.*	300,284
27,432	Anadarko Petroleum Corp.	2,153,412
21,136	Apache Corp.	2,105,780
11,662	Arch Coal, Inc.	212,482
6,459	Brigham Exploration Co.*	235,204
5,755	Cabot Oil & Gas Corp.	447,279
36,253	Chesapeake Energy Corp.	1,019,434
110,826	Chevron Corp.	11,642,271
4,722	Cimarex Energy Co.	302,208
6,520	Cobalt International Energy, Inc.*	67,286
5,701	Concho Resources, Inc.*	539,999
77,926	ConocoPhillips	5,427,546
12,493	CONSOL Energy, Inc.	534,201
2,315	Continental Resources, Inc.*	140,405
22,153	Denbury Resources, Inc.*	347,802
23,329	Devon Energy Corp.	1,515,219
42,397	El Paso Corp.	1,060,349
14,807	EOG Resources, Inc.	1,324,190
7,409	EQT Corp.	470,472
8,219	EXCO Resources, Inc.	103,642
271,559	Exxon Mobil Corp.	21,206,042
6,263	Forest Oil Corp.*	73,027
16,724	Hess Corp.	1,046,253
10,513	HollyFrontier Corp.	322,644
9,420	Kinder Morgan, Inc.	269,412
1,803	Kosmos Energy Ltd.*	27,946
39,263	Marathon Oil Corp.	1,022,016
19,629	Marathon Petroleum Corp.	704,681
10,660	Murphy Oil Corp.	590,244
7,419	Newfield Exploration Co.*	298,689
9,730	Noble Energy, Inc.	869,278

Shares		Value

Oil, Gas & Consumable Fuels (continued)
44,805	Occidental Petroleum Corp.	$4,164,177
14,917	Peabody Energy Corp.	646,950
6,428	Pioneer Natural Resources Co.	539,309
7,783	Plains Exploration & Production Co.*	245,164
9,751	QEP Resources, Inc.	346,648
6,514	Quicksilver Resources, Inc.*	50,158
8,855	Range Resources Corp.	609,578
22,608	SandRidge Energy, Inc.*	173,177
3,505	SM Energy Co.	290,600
19,179	Southwestern Energy Co.*	806,285
35,818	Spectra Energy Corp.	1,025,469
5,943	Sunoco, Inc.	221,258
7,925	Tesoro Corp.*	205,574
8,424	Ultra Petroleum Corp.*	268,389
31,432	Valero Energy Corp.	773,227
6,465	Whiting Petroleum Corp.*	300,946
32,417	Williams Cos, Inc.	976,076

		68,022,682

Semiconductors & Semiconductor Equipment - 0.1%
3,283	First Solar, Inc.*	163,395
5,461	SunPower Corp. Class A*	54,719

		218,114

	TOTAL COMMON STOCKS (Cost $84,659,106)	$83,019,604

SHORT TERM INVESTMENTS - 31.6%
Money Market Funds - 31.6%
91,056,546	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	91,056,546
34,021,422	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%(††) (a)	34,021,422

	TOTAL SHORT TERM INVESTMENTS (Cost $125,077,968)	$125,077,968

	TOTAL INVESTMENTS (Cost $209,737,074) - 52.6% (b)	$208,097,572
	Other Assets in Excess of Liabilities - 47.4% (c)	187,750,197

	TOTAL NET ASSETS - 100.0%	$395,847,769

Percentages are stated as a percent of net assets.

(*)	Non-income producing security.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $208,097,572.

(b)	Represents annualized seven-day yield at October 31, 2011.

(c)	Includes $92,546,884 cash segregated as collateral for swap contracts at October 31, 2011.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	121

Direxion Daily Energy Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Energy Index	112,000	$78,647,446	0.495%	12/28/2011	$8,994,618
Morgan Stanley Capital Services	Russell 1000® Energy Index	164,235	124,884,977	0.395%	2/22/2012	4,929,503
Credit Suisse Capital, LLC	Russell 1000® Energy Index	745,985	548,093,813	0.395%	7/27/2012	29,333,954
BNP Paribas	Russell 1000® Energy Index	12,725	8,924,554	0.495%	11/23/2012	923,007
BNP Paribas	Russell 1000® Energy Index	35,000	28,173,284	0.495%	12/20/2012	(1,131,495)
Deutsche Bank AG London	Russell 1000® Energy Index	359,672	248,911,020	0.495%	12/16/2014	29,069,495

			$1,037,635,094			$72,119,082

The accompanying notes are an integral part of these financial statements.

122	DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 51.9%
Money Market Funds - 51.9%
46,801,452	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$46,801,451
9,700,282	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	9,700,282

	TOTAL SHORT TERM INVESTMENTS (Cost $56,501,733)	$56,501,733

	TOTAL INVESTMENTS (Cost $56,501,733) - 51.9% (b)	$56,501,733
	Other Assets in Excess of Liabilities - 48.1% (c)	52,345,434

	TOTAL NET ASSETS - 100.0%	$108,847,167

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,501,733.

(c)	Includes $20,420,645 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Energy Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Energy Index	7,000	$5,957,558	(0.355%)	12/28/2011	$484,651
Credit Suisse Capital, LLC	Russell 1000® Energy Index	120,850	90,706,820	(0.005%)	7/11/2012	(2,672,704)
Morgan Stanley Capital Services	Russell 1000® Energy Index	126,835	99,829,731	(0.105%)	08/21/2012	1,674,010
BNP Paribas	Russell 1000® Energy Index	47,725	35,069,435	(0.455%)	10/18/2012	(1,866,243)
Deutsche Bank AG London	Russell 1000® Energy Index	120,270	85,111,734	(0.255%)	9/23/2015	(7,891,623)

			$316,675,278			$(10,271,909)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	123

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 25.4%
Capital Markets - 3.2%
10,442	Affiliated Managers Group, Inc.*	$967,034
70,778	American Capital Ltd.*	549,945
48,623	Ameriprise Financial, Inc.	2,269,722
41,082	Ares Capital Corp.	635,538
249,180	Bank of New York Mellon Corp.	5,302,550
17,177	BlackRock, Inc.	2,710,359
210,166	Charles Schwab Corp.	2,580,838
50,343	E*Trade Financial Corp.*	546,222
23,833	Eaton Vance Corp.	626,570
18,137	Federated Investors, Inc. Class B	354,397
29,071	Franklin Resources, Inc.	3,099,841
103,884	Goldman Sachs Group, Inc.	11,380,492
5,944	Greenhill & Co., Inc.	224,564
92,725	Invesco Ltd.	1,860,991
37,362	Janus Capital Group, Inc.	245,095
27,089	Jefferies Group, Inc.	359,200
22,257	Lazard Ltd. Class A	608,506
29,863	Legg Mason, Inc.	821,232
6,875	LPL Investment Holdings, Inc.*	199,444
309,964	Morgan Stanley	5,467,765
43,572	Northern Trust Corp.	1,763,359
20,426	Raymond James Financial, Inc.	620,338
29,241	SEI Investments Co.	473,412
101,142	State Street Corp.	4,085,125
52,132	T. Rowe Price Group, Inc.	2,754,655
43,918	TD Ameritrade Holding Corp.	736,944
17,318	Waddell & Reed Financial, Inc. Class A	480,228

		51,724,366

Commercial Banks - 3.9%
34,776	Associated Banc-Corp.	387,752
9,562	Bank of Hawaii Corp.	403,803
139,766	BB&T Corp.	3,262,138
5,138	BOK Financial Corp.	268,306
64,853	CapitalSource, Inc.	412,465
40,246	CIT Group, Inc.*	1,402,573
9,347	City National Corp.	396,500
35,464	Comerica, Inc.	906,105
14,850	Commerce Bancshares, Inc.	576,180
10,701	Cullen/Frost Bankers, Inc.	524,777
29,852	East West Bancorp, Inc.	581,218
184,366	Fifth Third Bancorp	2,214,236
1,089	First Citizens BancShares, Inc. Class A	177,562
52,843	First Horizon National Corp.	369,373
14,730	First Republic Bank*	408,021
39,983	Fulton Financial Corp.	377,440
173,252	Huntington Bancshares, Inc.	897,445
190,796	KeyCorp	1,347,020
25,189	M&T Bank Corp.	1,917,135

Shares		Value

Commercial Banks (continued)
105,613	PNC Financial Services Group, Inc.	$5,672,474
205,389	Popular, Inc.*	382,024
252,125	Regions Financial Corp.	990,851
107,740	SunTrust Banks, Inc.	2,125,710
157,579	Synovus Financial Corp.	236,369
31,922	TCF Financial Corp.	339,650
386,620	U.S. Bancorp	9,893,606
34,087	Valley National Bancorp	409,044
987,053	Wells Fargo & Co.	25,574,543
36,885	Zions Bancorporation	640,324

		63,094,644

Consumer Finance - 1.2%
210,843	American Express Co.	10,672,873
92,141	Capital One Financial Corp.	4,207,158
109,458	Discover Financial Services	2,578,831
4,445	Green Dot Corp. Class A*	145,218
105,833	SLM Corp.	1,446,737

		19,050,817

Diversified Financial Services - 4.4%
2,033,345	Bank of America Corp.	13,887,746
10,567	CBOE Holdings, Inc.	276,116
583,141	Citigroup, Inc.	18,421,424
13,457	CME Group, Inc.	3,708,211
7,325	Interactive Brokers Group, Inc. Class A	112,658
14,744	IntercontinentalExchange, Inc.*	1,914,951
797,385	JPMorgan Chase & Co.	27,717,103
39,643	Leucadia National Corp.	1,063,622
39,995	Moody’s Corp.	1,419,422
24,118	MSCI, Inc. Class A*	805,300
24,819	NASDAQ OMX Group, Inc.*	621,716
52,528	NYSE Euronext	1,395,669

		71,343,938

Insurance - 6.2%
67,713	ACE Ltd.	4,885,493
93,852	Aflac, Inc.	4,231,787
1,334	Alleghany Corp.*	423,305
7,616	Allied World Assurance Co. Holdings AG	442,490
104,932	Allstate Corp.	2,763,909
16,127	American Financial Group, Inc.	577,830
88,682	American International Group, Inc.*	2,189,559
1,385	American National Insurance Co.	98,972
66,330	Aon Corp.	3,092,305
26,479	Arch Capital Group Ltd.*	952,450
22,172	Arthur J. Gallagher & Co.	685,115
14,197	Aspen Insurance Holdings Ltd.	376,079
19,359	Assurant, Inc.	746,096
36,948	Assured Guaranty Ltd.	470,718
25,967	Axis Capital Holdings Ltd.	814,065

The accompanying notes are an integral part of these financial statements.

124	DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

Insurance (continued)
351,283	Berkshire Hathaway, Inc. Class B*	$27,350,894
23,347	Brown & Brown, Inc.	515,502
58,699	Chubb Corp.	3,935,768
29,360	Cincinnati Financial Corp.	849,678
5,344	CNA Financial Corp.	142,150
8,136	Endurance Specialty Holdings Ltd.	302,659
5,557	Erie Indemnity Co. Class A	438,725
9,221	Everest Re Group Ltd.	829,152
44,794	Fidelity National Financial, Inc. Class A	691,619
98,442	Genworth Financial, Inc. Class A*	628,060
9,126	Hanover Insurance Group, Inc.	348,248
89,345	Hartford Financial Services Group, Inc.	1,719,891
22,816	HCC Insurance Holdings, Inc.	607,134
10,025	Kemper Corp.	269,572
62,896	Lincoln National Corp.	1,198,169
63,586	Loews Corp.	2,524,364
1,955	Markel Corp.*	755,607
110,056	Marsh & McLennan Cos., Inc.	3,369,915
29,661	MBIA, Inc.*	261,017
5,361	Mercury General Corp.	232,131
164,813	MetLife, Inc.	5,794,825
52,020	Old Republic International Corp.	459,857
13,547	PartnerRe Ltd.	842,894
64,471	Principal Financial Group, Inc.	1,662,062
124,809	Progressive Corp.	2,372,619
17,195	Protective Life Corp.	319,827
97,531	Prudential Financial, Inc.	5,286,180
14,839	Reinsurance Group of America, Inc.	775,041
10,383	RenaissanceRe Holdings Ltd.	707,290
9,087	StanCorp Financial Group, Inc.	308,413
21,094	Torchmark Corp.	863,377
12,533	Transatlantic Holdings, Inc.	652,217
84,051	Travelers Cos., Inc.	4,904,376
61,762	Unum Group	1,472,406
15,485	Validus Holdings Ltd.	423,670
22,932	W.R. Berkley Corp.	798,263
1,386	White Mountains Insurance Group Ltd.	582,120
62,094	XL Group PLC	1,349,924

		99,295,789

IT Services - 1.6%
10,243	Alliance Data Systems Corp.*	1,049,293
24,760	Broadridge Financial Solutions, Inc.	550,910

Shares		Value

IT Services (continued)
19,460	CoreLogic, Inc.*	$236,828
52,657	Fidelity National Information Services, Inc.	1,378,560
28,826	Fiserv, Inc.*	1,696,987
2,978	FleetCor Technologies, Inc.*	83,265
16,064	Global Payments, Inc.	737,659
17,322	Lender Processing Services, Inc.	304,001
21,534	MasterCard, Inc. Class A	7,477,466
32,518	Total System Services, Inc.	646,783
104,929	Visa, Inc. Class A	9,785,678
126,880	Western Union Co.	2,216,594

		26,164,024

Media - 0.2%
4,883	Morningstar, Inc.	287,951
75,487	Thomson Reuters Corp.	2,239,699

		2,527,650

Professional Services - 0.1%
9,912	Dun & Bradstreet Corp.	662,716
24,704	Equifax, Inc.	868,346

		1,531,062

Real Estate Investment Trusts - 4.1%
12,396	Alexandria Real Estate Equities, Inc.	819,252
35,819	American Capital Agency Corp.	985,381
190,841	Annaly Capital Management, Inc.	3,215,671
23,977	Apartment Investment & Management Co. Class A	591,513
18,863	AvalonBay Communities, Inc.	2,521,794
29,209	Boston Properties, Inc.	2,891,399
27,151	Brandywine Realty Trust	247,346
14,978	BRE Properties, Inc.	750,697
14,080	Camden Property Trust	853,811
206,119	Chimera Investment Corp.	620,418
16,778	CommonWealth REIT	324,654
14,278	Corporate Office Properties Trust	346,241
43,360	DDR Corp.	555,442
20,187	Digital Realty Trust, Inc.	1,258,256
24,964	Douglas Emmett, Inc.	486,798
50,699	Duke Realty Corp.	622,584
59,125	Equity Residential	3,469,455
6,547	Essex Property Trust, Inc.	934,650
12,488	Federal Realty Investment Trust	1,108,435
113,101	General Growth Properties, Inc.	1,662,585
81,473	HCP, Inc.	3,246,699
35,461	Health Care REIT, Inc.	1,868,440
24,775	Hospitality Properties Trust	595,343
137,700	Host Hotels & Resorts, Inc.	1,964,979
81,667	Kimco Realty Corp.	1,426,722
23,110	Liberty Property Trust	739,520

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	125

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

Real Estate Investment Trusts (continued)
26,274	Macerich Co.	$1,307,394
17,455	Mack-Cali Realty Corp.	489,787
34,668	Piedmont Office Realty Trust, Inc. Class A	588,663
32,501	Plum Creek Timber Co., Inc.	1,223,988
92,090	Prologis, Inc.	2,740,598
28,173	Public Storage	3,635,726
24,419	Rayonier, Inc.	1,019,005
26,738	Realty Income Corp.	893,316
18,043	Regency Centers Corp.	739,041
32,559	Senior Housing Properties Trust	730,624
58,878	Simon Property Group, Inc.	7,562,290
17,832	SL Green Realty Corp.	1,230,230
11,220	Taubman Centers, Inc.	687,001
43,592	UDR, Inc.	1,086,748
50,864	Ventas, Inc.	2,828,547
36,965	Vornado Realty Trust	3,061,072
24,235	Weingarten Realty Investors	562,494
108,066	Weyerhaeuser Co.	1,943,027

		66,437,636

Real Estate Management & Development - 0.1%
58,626	CBRE Group, Inc.*	1,042,370
27,543	Forest City Enterprises, Inc. Class A*	376,788
4,302	Howard Hughes Corp.*	206,410
8,622	Jones Lang LaSalle, Inc.	557,154
13,055	St. Joe Co.*	187,339

		2,370,061

Software - 0.1%
9,262	Factset Research Systems, Inc.	920,828

Thrifts & Mortgage Finance - 0.3%
6,713	BankUnited, Inc.	146,276
33,613	Capitol Federal Financial, Inc.	372,768
60,836	First Niagara Financial Group, Inc.	559,083
95,010	Hudson City Bancorp, Inc.	593,813
87,756	New York Community Bancorp, Inc.	1,168,032
75,564	People’s United Financial, Inc.	963,441
16,031	TFS Financial Corp.*	147,646
22,290	Washington Federal, Inc.	304,258

		4,255,317

	TOTAL COMMON STOCKS (Cost $427,686,810)	$408,716,132

Shares		Value

SHORT TERM INVESTMENTS - 36.7%
Money Market Funds - 36.7%
505,867,433	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$505,867,433
84,905,020	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	84,905,020

	TOTAL SHORT TERM INVESTMENTS (Cost $590,772,453)	$590,772,453

	TOTAL INVESTMENTS (Cost $1,018,459,263) - 62.1% (b)	$999,488,585
	Other Assets in Excess of Liabilities - 37.9% (c)	609,930,479

	TOTAL NET ASSETS - 100.0%	$1,609,419,064

Percentages are stated as a percent of net assets.

REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $999,488,585.

(c)	Includes $116,259,829 cash segregated as collateral for swap contracts at October 31, 2011.

The accompanying notes are an integral part of these financial statements.

126	DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	485,000	$375,448,925	0.945%	12/28/2011	$(13,551,495)
BNP Paribas	Russell 1000® Financial Services Index	33,200	25,867,973	0.495%	2/16/2012	(1,008,052)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	297,200	229,436,323	0.845%	2/22/2012	(2,003,744)
Merrill Lynch International	Russell 1000® Financial Services Index	102,380	75,951,713	0.545%	3/26/2012	(217,439)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	2,642,300	1,858,856,041	0.515%	6/25/2012	98,118,203
BNP Paribas	Russell 1000® Financial Services Index	66,800	53,983,858	0.495%	7/19/2012	(4,294,968)
BNP Paribas	Russell 1000® Financial Services Index	150,000	120,322,560	0.495%	9/20/2012	(8,969,714)
Deutsche Bank AG London	Russell 1000® Financial Services Index	2,198,800	1,480,075,029	0.445%	7/17/2014	146,740,602

			$4,219,942,422			$214,813,393

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	127

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 36.8%
Money Market Funds - 36.8%
269,044,539	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$269,044,539
132,474,414	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	132,474,414

	TOTAL SHORT TERM INVESTMENTS (Cost $401,518,953)	$401,518,953

	TOTAL INVESTMENTS (Cost $401,518,953) - 36.8% (b)	$401,518,953
	Other Assets in Excess of Liabilities - 63.2% (c)	690,470,659

	TOTAL NET ASSETS - 100.0%	$1,091,989,612

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $401,518,953.

(c)	Includes $562,255,818 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Financial Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Citibank N.A.	Russell 1000® Financial Services Index	492,000	$363,095,766	(0.705%)	12/29/2011	$(7,054,473)
Merrill Lynch International	Russell 1000® Financial Services Index	431,060	307,507,560	(0.505%)	3/26/2012	(11,959,368)
BNP Paribas	Russell 1000® Financial Services Index	250,000	176,303,732	(0.555%)	10/18/2012	(9,349,896)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	265,100	175,743,347	(0.855%)	10/31/2012	(21,023,222)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	2,475,600	1,668,471,887	(0.305%)	11/5/2012	(163,619,578)
Deutsche Bank AG London	Russell 1000® Financial Services Index	515,500	369,953,238	(0.255%)	8/7/2015	(11,411,305)

			$3,061,075,530			$(224,417,842)

The accompanying notes are an integral part of these financial statements.

128	DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 20.3%
Real Estate Investment Trusts - 20.3%
3,306	Acadia Realty Trust	$68,500
188	Alexander’s, Inc.	81,536
4,974	Alexandria Real Estate Equities, Inc.	328,732
5,485	American Campus Communities, Inc.	213,531
9,613	Apartment Investment & Management Co. Class A	237,153
4,469	Ashford Hospitality Trust, Inc.	39,774
3,400	Associated Estates Realty Corp.	57,732
7,698	AvalonBay Communities, Inc.	1,029,146
10,750	BioMed Realty Trust, Inc.	194,682
11,507	Boston Properties, Inc.	1,139,078
11,040	Brandywine Realty Trust	100,574
6,031	BRE Properties, Inc.	302,274
5,640	Camden Property Trust	342,010
5,297	CapLease, Inc.	20,711
10,771	CBL & Associates Properties, Inc.	165,658
4,894	Cedar Shopping Centers, Inc.	17,961
2,429	Chesapeake Lodging Trust	36,289
6,061	Colonial Properties Trust	122,917
6,740	CommonWealth REIT	130,419
5,838	Corporate Office Properties Trust	141,572
7,646	Cousins Properties, Inc.	50,158
9,323	CubeSmart	91,459
17,808	DCT Industrial Trust, Inc.	88,328
18,159	DDR Corp.	232,617
13,598	DiamondRock Hospitality Co.	123,062
7,430	Digital Realty Trust, Inc.	463,112
9,127	Douglas Emmett, Inc.	177,976
20,709	Duke Realty Corp.	254,307
4,894	DuPont Fabros Technology, Inc.	101,746
2,216	EastGroup Properties, Inc.	96,640
5,786	Education Realty Trust, Inc.	53,520
3,823	Entertainment Properties Trust	171,270
3,176	Equity Lifestyle Properties, Inc.	210,029
4,210	Equity One, Inc.	72,201
23,360	Equity Residential	1,370,765
2,571	Essex Property Trust, Inc.	367,036
7,222	Extra Space Storage, Inc.	162,712
5,051	Federal Realty Investment Trust	448,327
9,432	FelCor Lodging Trust, Inc.*	28,390
6,061	First Industrial Realty Trust, Inc.*	59,701
3,978	First Potomac Realty Trust	56,527
5,903	Franklin Street Properties Corp.	74,968
35,562	General Growth Properties, Inc.	522,761
2,165	Getty Realty Corp.	34,510
8,053	Glimcher Realty Trust	73,765
3,088	Government Properties Income Trust	72,661
32,976	HCP, Inc.	1,314,094
14,133	Health Care REIT, Inc.	744,668
5,293	Healthcare Realty Trust, Inc.	99,985
12,503	Hersha Hospitality Trust	55,138

Shares		Value

Real Estate Investment Trusts (continued)
5,886	Highwoods Properties, Inc.	$182,348
3,928	Home Properties, Inc.	231,359
10,138	Hospitality Properties Trust	243,616
54,690	Host Hotels & Resorts, Inc.	780,426
1,603	Hudson Pacific Properties, Inc.	21,416
6,435	Inland Real Estate Corp.	48,262
6,455	Investors Real Estate Trust	47,832
4,734	Kilroy Realty Corp.	173,690
33,343	Kimco Realty Corp.	582,502
5,203	Kite Realty Group Trust	21,488
6,664	LaSalle Hotel Properties	159,336
11,631	Lexington Realty Trust	91,420
9,377	Liberty Property Trust	300,064
2,449	LTC Properties, Inc.	69,454
10,686	Macerich Co.	531,735
6,529	Mack-Cali Realty Corp.	183,204
9,139	Medical Properties Trust, Inc.	92,304
2,809	Mid-America Apartment Communities, Inc.	175,282
2,043	National Health Investors, Inc.	91,302
7,735	National Retail Properties, Inc.	210,779
8,092	OMEGA Healthcare Investors, Inc.	143,714
1,799	Parkway Properties, Inc.	23,117
4,066	Pebblebrook Hotel Trust	77,376
4,324	Pennsylvania Real Estate Investment Trust	44,364
10,922	Piedmont Office Realty Trust, Inc. Class A	185,456
4,005	Post Properties, Inc.	164,525
37,273	Prologis, Inc.	1,109,244
1,619	PS Business Parks, Inc.	86,179
11,892	Public Storage	1,534,663
2,958	Ramco-Gershenson Properties Trust	28,545
10,873	Realty Income Corp.	363,267
6,721	Regency Centers Corp.	275,292
3,435	Retail Opportunity Investments Corp.	39,159
2,908	Sabra Health Care REIT, Inc.	29,865
1,134	Saul Centers, Inc.	40,643
13,245	Senior Housing Properties Trust	297,218
24,056	Simon Property Group, Inc.	3,089,753
6,430	SL Green Realty Corp.	443,606
2,266	Sovran Self Storage, Inc.	100,157
12,426	Strategic Hotels & Resorts, Inc.*	70,704
1,447	Sun Communities, Inc.	55,102
9,691	Sunstone Hotel Investors, Inc.*	67,352
6,648	Tanger Factory Outlet Centers, Inc.	187,208
4,492	Taubman Centers, Inc.	275,045
17,596	UDR, Inc.	438,668
977	Universal Health Realty Income Trust	37,097
1,711	Urstadt Biddle Properties, Inc. Class A	30,524
22,486	Ventas, Inc.	1,250,446
13,504	Vornado Realty Trust	1,118,266

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	129

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

Real Estate Investment Trusts (continued)
5,266	Washington Real Estate Investment Trust	$152,503
9,396	Weingarten Realty Investors	218,081
2,370	Winthrop Realty Trust	21,449

		28,679,089

	TOTAL COMMON STOCKS (Cost $28,547,279)	$28,679,089

SHORT TERM INVESTMENTS - 47.4%
Money Market Funds - 47.4%
39,887,342	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	39,887,342
26,980,679	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	26,980,679

	TOTAL SHORT TERM INVESTMENTS (Cost $66,868,021)	$66,868,021

	TOTAL INVESTMENTS (Cost $95,415,300) - 67.7% (b)	$95,547,110
	Other Assets in Excess of Liabilities - 32.3% (c)	45,600,503

	TOTAL NET ASSETS - 100.0%	$141,147,613

Percentages are stated as a percent of net assets.

REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $95,547,110.

(c)	Includes $9,260,667 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Real Estate Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	MSCI US REIT IndexSM	23,245	$19,444,276	0.495%	6/21/2012	$(628,751)
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	163,267	118,631,529	0.445%	6/25/2012	11,876,091
BNP Paribas	MSCI US REIT IndexSM	8,405	7,023,851	0.495%	7/19/2012	(235,042)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	102,170	84,491,883	0.445%	8/7/2012	(2,694,719)
BNP Paribas	MSCI US REIT IndexSM	24,005	19,848,787	0.495%	8/16/2012	(500,932)
Merrill Lynch International	MSCI US REIT IndexSM	14,480	11,096,629	0.745%	4/26/2013	458,744
Deutsche Bank AG London	MSCI US REIT IndexSM	159,357	114,210,251	0.445%	7/17/2014	13,196,795

			$374,747,206			$21,472,186

The accompanying notes are an integral part of these financial statements.

130	DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 74.5%
Money Market Funds - 74.5%
12,107,501	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$12,107,501
13,197,225	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	13,197,225

	TOTAL SHORT TERM INVESTMENTS (Cost $25,304,726)	$25,304,726

	TOTAL INVESTMENTS (Cost $25,304,726) - 74.5% (b)	$25,304,726
	Other Assets in Excess of Liabilities - 25.5% (c)	8,667,893

	TOTAL NET ASSETS - 100.0%	$33,972,619

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,304,726.

(c)	Includes $2,567,179 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Real Estate Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	MSCI US REIT IndexSM	42,965	$33,256,499	(0.655%)	3/26/2012	$(1,063,241)
BNP Paribas	MSCI US REIT IndexSM	455	384,739	(0.705%)	6/21/2012	14,403
Morgan Stanley Capital Services	MSCI US REIT IndexSM	21,190	17,472,986	(0.655%)	7/16/2012	80,188
BNP Paribas	MSCI US REIT IndexSM	24,915	20,678,458	(0.705%)	7/19/2012	446,386
BNP Paribas	MSCI US REIT IndexSM	10,305	8,186,200	(0.705%)	8/16/2012	(164,577)
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	11,572	8,460,476	(0.655%)	8/23/2012	(777,100)
Deutsche Bank AG London	MSCI US REIT IndexSM	16,382	11,571,637	(0.655%)	7/17/2014	(1,513,995)

			$100,010,995			$(2,977,936)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	131

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

COMMON STOCKS - 23.9%
Communications Equipment - 2.8%
1,208	Acme Packet, Inc.*	$43,742
10,687	Brocade Communications Systems, Inc.*	46,809
2,151	Ciena Corp.*	28,350
124,418	Cisco Systems, Inc.	2,305,465
863	EchoStar Corp. Class A*	22,749
1,834	F5 Networks, Inc.*	190,644
2,683	Harris Corp.	101,283
5,126	JDS Uniphase Corp.*	61,512
12,060	Juniper Networks, Inc.*	295,108
5,899	Motorola Mobility Holdings, Inc.*	229,353
6,805	Motorola Solutions, Inc.	319,223
3,990	Polycom, Inc.*	65,955
37,765	QUALCOMM, Inc.	1,948,674
3,472	Riverbed Technology, Inc.*	95,758
8,219	Tellabs, Inc.	35,588

		5,790,213

Computers & Peripherals - 5.9%
20,915	Apple, Inc.*	8,465,974
37,074	Dell, Inc.*	586,140
1,476	Diebold, Inc.	47,645
46,545	EMC Corp.*	1,140,818
377	Fusion-io, Inc.*	11,694
44,947	Hewlett-Packard Co.	1,196,040
3,590	NCR Corp.*	68,353
8,323	NetApp, Inc.*	340,910
2,371	QLogic Corp.*	33,123
5,395	SanDisk Corp.*	273,365
5,256	Western Digital Corp.*	140,020

		12,304,082

Electronic Equipment, Instruments & Components - 0.6%
3,984	Amphenol Corp. Class A	189,200
2,614	Arrow Electronics, Inc.*	94,234
3,459	Avnet, Inc.*	104,842
1,090	AVX Corp.	14,617
35,511	Corning, Inc.	507,452
1,200	Dolby Laboratories, Inc. Class A*	35,088
3,644	Ingram Micro, Inc. Class A*	65,155
623	IPG Photonics Corp.*	32,932
4,355	Jabil Circuit, Inc.	89,539
3,058	Molex, Inc.	75,502
982	Tech Data Corp.*	48,295
3,265	Vishay Intertechnology, Inc.*	35,099

		1,291,955

Internet Software & Services - 2.1%
4,222	Akamai Technologies, Inc.*	113,741
2,419	AOL, Inc.*	34,156
1,061	Equinix, Inc.*	101,867
5,694	Google, Inc. Class A*	3,374,492
1,720	IAC/InterActiveCorp*	70,227
202	LinkedIn Corp. Class A*	18,160
2,330	Rackspace Hosting, Inc.*	96,439

Shares		Value

Internet Software & Services (continued)
3,813	VeriSign, Inc.	$122,359
29,472	Yahoo!, Inc.*	460,942

		4,392,383

IT Services - 3.0%
4,198	Amdocs Ltd.*	126,024
6,884	Cognizant Technology Solutions Corp. Class A*	500,811
3,509	Computer Sciences Corp.	110,393
793	DST Systems, Inc.	39,801
2,203	Gartner, Inc.*	84,859
27,398	International Business Machines Corp.	5,058,493
1,667	NeuStar, Inc. Class A*	52,994
6,527	SAIC, Inc.*	81,131
3,817	Teradata Corp.*	227,722
2,019	VeriFone Systems, Inc.*	85,222

		6,367,450

Semiconductors & Semiconductor Equipment - 3.7%
13,906	Advanced Micro Devices, Inc.*	81,072
7,290	Altera Corp.	276,437
6,780	Analog Devices, Inc.	247,944
29,821	Applied Materials, Inc.	367,395
10,348	Atmel Corp.*	109,275
4,327	Avago Technologies Ltd.	146,123
12,126	Broadcom Corp. Class A*	437,627
2,477	Cree, Inc.*	65,987
3,490	Cypress Semiconductor Corp.*	66,694
2,885	Fairchild Semiconductor International, Inc.*	43,188
983	Freescale Semiconductor Holdings I Ltd.*	12,966
119,933	Intel Corp.	2,943,156
1,578	International Rectifier Corp.*	38,330
2,842	Intersil Corp. Class A	34,019
3,796	KLA-Tencor Corp.	178,754
2,816	Lam Research Corp.*	121,060
5,152	Linear Technology Corp.	166,461
12,958	LSI Corp.*	80,987
11,495	Marvell Technology Group Ltd.*	160,815
6,682	Maxim Integrated Products, Inc.	174,801
5,213	MEMC Electronic Materials, Inc.*	31,226
4,311	Microchip Technology, Inc.	155,886
19,620	Micron Technology, Inc.*	109,676
1,574	Novellus Systems, Inc.*	54,382
13,580	NVIDIA Corp.*	200,984
10,056	ON Semiconductor Corp.*	76,124
5,278	PMC - Sierra, Inc.*	33,462
1,008	Silicon Laboratories, Inc.*	43,092
4,280	Skyworks Solutions, Inc.*	84,787
4,195	Teradyne, Inc.*	60,072
26,268	Texas Instruments, Inc.	807,216
1,707	Varian Semiconductor Equipment Associates, Inc.*	107,148
6,009	Xilinx, Inc.	201,061

		7,718,207

The accompanying notes are an integral part of these financial statements.

132	DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value

Software - 5.4%
9,578	Activision Blizzard, Inc.	$128,249
11,413	Adobe Systems, Inc.*	335,656
2,077	ANSYS, Inc.*	112,906
2,184	Ariba, Inc.*	69,189
5,200	Autodesk, Inc.*	179,920
4,002	BMC Software, Inc.*	139,110
8,677	CA, Inc.	187,944
6,084	Cadence Design Systems, Inc.*	67,350
4,252	Citrix Systems, Inc.*	309,673
4,938	Compuware Corp.*	41,726
7,521	Electronic Arts, Inc.*	175,615
2,714	Fortinet, Inc.*	62,585
2,393	Informatica Corp.*	108,882
6,844	Intuit, Inc.	367,317
1,834	MICROS Systems, Inc.*	90,270
167,860	Microsoft Corp.	4,470,112
5,391	Nuance Communications, Inc.*	142,754
86,882	Oracle Corp.	2,847,123
4,365	Red Hat, Inc.*	216,722
2,556	Rovi Corp.*	126,624
3,028	Salesforce.com, Inc.*	403,239
1,599	Solera Holdings, Inc.	87,353
17,088	Symantec Corp.*	290,667
3,753	TIBCO Software, Inc.*	108,424
1,919	VMware, Inc. Class A*	187,582

		11,256,992

Wireless Telecommunication Services - 0.4%
8,972	American Tower Corp. Class A*	494,357
6,569	Crown Castle International Corp.*	271,694
2,563	SBA Communications Corp. Class A*	97,625

		863,676

	TOTAL COMMON STOCKS (Cost $51,212,042)	$49,984,958

Shares		Value

SHORT TERM INVESTMENTS - 35.7%
Money Market Funds - 35.7%
50,534,916	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$50,534,916
23,878,392	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	23,878,392

	TOTAL SHORT TERM INVESTMENTS (Cost $74,413,308)	$74,413,308

	TOTAL INVESTMENTS (Cost $125,625,350) - 59.6% (b)	$124,398,266
	Other Assets in Excess of Liabilities - 40.4% (c)	84,313,356

	TOTAL NET ASSETS - 100.0%	$208,711,622

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $124,398,266.

(c)	Includes $15,060,996 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Technology Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Technology Index	152,820	$178,692,839	0.395%	6/25/2012	$6,185,864
BNP Paribas	Russell 1000® Technology Index	30,421	33,858,317	0.495%	10/18/2012	2,918,423
BNP Paribas	Russell 1000® Technology Index	10,000	12,293,758	0.495%	12/20/2012	(202,834)
Merrill Lynch International	Russell 1000® Technology Index	128,501	145,660,499	0.745%	2/26/2013	9,675,556
Deutsche Bank AG London	Russell 1000® Technology Index	154,759	169,848,086	0.745%	6/30/2014	17,257,560

			$540,353,499			$35,834,569

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	133

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 37.6%
Money Market Funds - 37.6%
1,324,279	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$1,324,279
13,190,620	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	13,190,620

	TOTAL SHORT TERM INVESTMENTS (Cost $14,514,899)	$14,514,899

	TOTAL INVESTMENTS (Cost $14,514,899) - 37.6% (b)	$14,514,899
	Other Assets in Excess of Liabilities - 62.4% (c)	24,096,881

	TOTAL NET ASSETS - 100.0%	$38,611,780

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,514,899.

(c)	Includes $15,964,721 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily Technology Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 1000® Technology Index	60,225	$70,695,654	(0.055%)	11/7/2011	$(2,133,417)
Merrill Lynch International	Russell 1000® Technology Index	32,203	35,351,073	(0.355%)	7/27/2012	(3,615,047)
BNP Paribas	Russell 1000® Technology Index	3,127	3,458,389	(0.455%)	10/18/2012	(328,220)
Deutsche Bank AG London	Russell 1000® Technology Index	248	262,337	(0.255%)	6/30/2014	(37,702)

			$109,767,453			$(6,114,386)

The accompanying notes are an integral part of these financial statements.

134	DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 51.4%
Money Market Funds - 51.4%
3,811,338	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$3,811,338
135	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	135

	TOTAL SHORT TERM INVESTMENTS (Cost $3,811,473)	$3,811,473

	TOTAL INVESTMENTS (Cost $3,811,473) - 51.4% (b)	$3,811,473
	Other Assets in Excess of Liabilities - 48.6% (c)	3,604,069

	TOTAL NET ASSETS - 100.0%	$7,415,542

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,811,473.

(c)	Includes $541,346 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	40,929	$4,167,292	0.245%	3/20/2012	$69,164
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	173,996	17,157,701	(0.605%)	9/17/2015	1,001,782

			$21,324,993			$1,070,946

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	135

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 79.8%
Money Market Funds - 79.8%
44,809,982	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$44,809,982
7,690,673	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	7,690,673

	TOTAL SHORT TERM INVESTMENTS (Cost $52,500,655)	$52,500,655

	TOTAL INVESTMENTS (Cost $52,500,655) - 79.8% (b)	$52,500,655
	Other Assets in Excess of Liabilities - 20.2% (c)	13,294,432

	TOTAL NET ASSETS - 100.0%	$65,795,087

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,500,655.

(c)	Includes $5,452,202 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	212,700	$19,621,990	(0.605%)	1/12/2012	$(3,000,276)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	244,506	25,111,935	(0.255%)	3/20/2012	(201,155)
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	1,449,778	137,946,705	(1.605%)	9/17/2015	(14,913,334)

			$182,680,630			$(18,114,765)

The accompanying notes are an integral part of these financial statements.

136	DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
INVESTMENT COMPANIES - 13.9%
Investment Companies - 13.9%
22,698	iShares Barclays 20+ Year Treasury Bond Fund	$2,630,244

	TOTAL INVESTMENT COMPANIES (Cost $2,693,549)	$2,630,244

SHORT TERM INVESTMENTS - 50.9%
Money Market Funds - 50.9%
5,427,630	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	5,427,630
4,160,300	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	4,160,300

	TOTAL SHORT TERM INVESTMENTS (Cost $9,587,930)	$9,587,930

	TOTAL INVESTMENTS (Cost $12,281,479) - 64.8% (b)	$12,218,174
	Other Assets in Excess of Liabilities - 35.2% (c)	6,628,978

	TOTAL NET ASSETS - 100.0%	$18,847,152

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,218,174.

(c)	Includes $6,111,763 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily 20+ Year Treasury Bull 3X Shares

Swap Equity Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	118,770	$13,303,925	(0.105%)	12/15/2011	$797,272
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	168,070	18,948,847	0.245%	3/20/2012	521,880
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	178,320	20,834,736	(0.055%)	9/17/2015	(170,382)

			$53,087,508			$1,148,770

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	137

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

October 31, 2011

Shares		Value
SHORT TERM INVESTMENTS - 39.2%
Money Market Funds - 39.2%
69,342,475	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$69,342,475
46,174,071	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%†† (a)	46,174,071

	TOTAL SHORT TERM INVESTMENTS (Cost $115,516,546)	$115,516,546

	TOTAL INVESTMENTS (Cost $115,516,546) - 39.2% (b)	$115,516,546
	Other Assets in Excess of Liabilities - 60.8% (c)	179,512,842

	TOTAL NET ASSETS - 100.0%	$295,029,388

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at October 31, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $115,516,546.

(c)	Includes $93,866,475 cash segregated as collateral for swap contracts at October 31, 2011.

Direxion Daily 20+ Year Treasury Bear 3X Shares

Short Equity Swap Contracts

October 31, 2011

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	1,070,820	$115,170,059	(0.605%)	12/14/2011	$(22,030,034)
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	4,567,980	514,134,146	(0.255%)	3/20/2012	(16,410,767)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	2,000,000	228,759,460	(0.455%)	9/17/2015	(3,024,691)

			$858,063,665			$(41,465,492)

The accompanying notes are an integral part of these financial statements.

138	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Assets:
Investments, at market value (Note 2)	$2,570,025	$—	$876,756	$—
Cash	1,372,412	3,119,880	894,701	31,463,351
Deposits at brokers for swaps	120,000	690,114	1,480,000	12,260,098
Due from investment adviser, net	7,170	4,312	4,552	—
Dividend and interest receivable	4	—	—	—
Prepaid expenses and other assets	43,402	3,932	9,248	4,435

Total Assets	4,113,013	3,818,238	3,265,257	43,727,884

Liabilities:
Unrealized depreciation on swaps	144,857	252,397	171,016	585,630
Due to investment adviser, net	—	—	—	11,234
Due to brokers for swaps	—	10,546	45,914	2,943
Accrued expenses and other liabilities	19,954	19,472	24,775	27,835

Total Liabilities	164,811	282,415	241,705	627,642

Net Assets	$3,948,202	$3,535,823	$3,023,552	$43,100,242

Net Assets Consist Of:
Capital Stock	$3,997,930	$3,986,587	$3,987,105	$43,947,268
Accumulated net realized gain (loss)	95,129	(198,367)	(792,537)	(261,396)
Net unrealized depreciation on:
Swaps	(144,857)	(252,397)	(171,016)	(585,630)

Net Assets	$3,948,202	$3,535,823	$3,023,552	$43,100,242

Calculation of Net Asset Value Per Share:
Net assets	$3,948,202	$3,535,823	$3,023,552	$43,100,242
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	100,001	1,150,001
Net assets value, redemption price and offering price per share	$39.48	$35.36	$30.24	$37.48

Cost of Investments	$2,570,025	$—	$876,756	$—

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	139

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$141,146,235	$117,601,308	$45,836,223	$9,256,103
Cash	127,005,585	68,885,542	21,361,406	4,769,227
Deposits at brokers for swaps	64,264,392	29,398,582	4,117,423	2,873,094
Receivable for Fund shares sold	6,699,794	4,497,078	3,900,060	1,663,537
Receivable for investments sold	23,452,486	—	3,994,268	—
Dividend and interest receivable	221	91	11,561	11
Due from brokers for swaps	—	31,140	919,347	—
Unrealized appreciation on swaps	27,795,599	2,636,044	7,250,936	939,844
Prepaid expenses and other assets	13,902	5,474	4,219	2,954

Total Assets	390,378,214	223,055,259	87,395,443	19,504,770

Liabilities:
Payable for Fund shares redeemed	26,818,688	—	3,898,151	—
Payable for investments purchased	20,837,700	—	3,630,145	—
Unrealized depreciation on swaps	5,171,168	24,125,413	—	1,282,842
Due to investment adviser, net	173,638	108,710	31,246	9,710
Due to brokers for swaps	45,216,114	—	13,010,000	720,000
Accrued expenses and other liabilities	238,591	167,140	63,168	28,046

Total Liabilities	98,455,899	24,401,263	20,632,710	2,040,598

Net Assets	$291,922,315	$198,653,996	$66,762,733	$17,464,172

Net Assets Consist Of:
Capital Stock	$312,880,171	$809,181,646	$63,233,479	$60,889,277
Accumulated undistributed net investment income (loss)	(73,743)	(53,450)	1,213	—
Accumulated net realized loss	(44,108,498)	(588,984,831)	(2,743,309)	(43,082,107)
Net unrealized appreciation (depreciation) on:
Investment securities	599,954	—	(979,586)	—
Swaps	22,624,431	(21,489,369)	7,250,936	(342,998)

Net Assets	$291,922,315	$198,653,996	$66,762,733	$17,464,172

Calculation of Net Asset Value Per Share:
Net assets	$291,922,315	$198,653,996	$66,762,733	$17,464,172
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,700,417	6,179,745	1,850,000	524,967
Net assets value, redemption price and offering price per share	$62.11	$32.15	$36.09	$33.27

Cost of Investments	$140,546,281	$117,601,308	$46,815,809	$9,256,103

The accompanying notes are an integral part of these financial statements.

140	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)[1]	Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)[1]
Assets:
Investments, at market value (Note 2)	$575,552,732	$478,540,166	$1,120,173	$220,387
Cash	387,387,967	203,672,570	2,563,738	1,750,120
Deposits at brokers for swaps	24,120,000	239,857,482	909,199	1,457,906
Unrealized appreciation on swaps	149,050,144	37,513,330	517,158	—
Receivable for investments sold	78,305,415	—	—	—
Due from investment adviser, net	—	—	—	281
Receivable for Fund shares sold	62,662,237	124,230,829	—	—
Due from brokers for swaps	10,323,125	1,145,000	22,763	—
Dividend and interest receivable	1,223	874	3,825	5
Prepaid expenses and other assets	45,682	14,439	3,039	2,721

Total Assets	1,287,448,525	1,084,974,690	5,139,895	3,431,420

Liabilities:
Payable for Fund shares redeemed	106,289,288	—	—	—
Payable for investments purchased	37,176,262	—	—	—
Due to brokers for swaps	202,588,571	25,895,401	620,000	—
Due to investment adviser, net	577,081	432,398	298	—
Unrealized depreciation on swaps	5,947,793	132,358,575	—	535,085
Accrued expenses and other liabilities	694,128	571,262	17,771	20,463

Total Liabilities	353,273,123	159,257,636	638,069	555,548

Net Assets	$934,175,402	$925,717,054	$4,501,826	$2,875,872

Net Assets Consist Of:
Capital Stock	$1,161,142,284	$2,194,967,620	$5,997,555	$4,000,262
Accumulated undistributed net investment loss	(22,498)	(23,421)	(1,134)	—
Accumulated net realized loss	(366,510,662)	(1,174,381,900)	(2,034,563)	(589,305)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,536,073)	—	22,810	—
Swaps	143,102,351	(94,845,245)	517,158	(535,085)

Net Assets	$934,175,402	$925,717,054	$4,501,826	$2,875,872

Calculation of Net Asset Value Per Share:
Net assets	$934,175,402	$925,717,054	$4,501,826	$2,875,872
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	19,650,017	30,305,985	150,001	100,001
Net assets value, redemption price and offering price per share	$47.54	$30.55	$30.01	$28.76

Cost of Investments	$579,088,805	$478,540,166	$1,097,363	$220,387

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	141

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$29,464,886	$6,196,690	$13,892,618	$4,501,658
Cash	13,719,102	1,956,639	7,303,336	4,820,290
Deposits at brokers for swaps	3,831,412	2,181,649	3,855,448	4,721,846
Receivable for Fund shares sold	3,612,181	713,153	4,774,086	—
Receivable for investments sold	—	—	4,742,342	—
Dividend and interest receivable	9,696	4	7	8
Foreign tax reclaims	—	—	8,200	—
Due from brokers for swaps	112,210	—	—	—
Unrealized appreciation on swaps	6,889,938	778,795	769,892	2,024,571
Prepaid expenses and other assets	3,577	3,070	5,354	2,912

Total Assets	57,643,002	11,830,000	35,351,283	16,071,285

Liabilities:
Payable for Fund shares redeemed	—	—	4,677,455	—
Payable for investments purchased	—	—	4,324,457	—
Unrealized depreciation on swaps	799,119	1,029,397	1,149,516	387,608
Due to investment adviser, net	15,673	6,453	11,172	9,529
Due to brokers for swaps	10,993,529	201,679	3,393,063	728,063
Accrued expenses and other liabilities	35,441	17,166	29,735	24,161

Total Liabilities	11,843,762	1,254,695	13,585,398	1,149,361

Net Assets	$45,799,240	$10,575,305	$21,765,885	$14,921,924

Net Assets Consist Of:
Capital Stock	$66,809,896	$18,339,668	$30,219,807	$37,853,370
Accumulated undistributed net investment income	—	—	52,988	—
Accumulated net realized loss	(27,874,049)	(7,513,761)	(7,243,327)	(24,568,409)
Net unrealized appreciation (depreciation) on:
Investment securities	772,574	—	(883,959)	—
Swaps	6,090,819	(250,602)	(379,624)	1,636,963

Net Assets	$45,799,240	$10,575,305	$21,765,885	$14,921,924

Calculation of Net Asset Value Per Share:
Net assets	$45,799,240	$10,575,305	$21,765,885	$14,921,924
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,000,011	650,001	550,000	439,951
Net assets value, redemption price and offering price per share	$22.90	$16.27	$39.57	$33.92

Cost of Investments	$28,692,312	$6,196,690	$14,776,577	$4,501,658

The accompanying notes are an integral part of these financial statements.

142	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)[1]	Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)[1]
Assets:
Investments, at market value (Note 2)	$300,865,240	$58,564,551	$9,868,442	$1,400,418
Cash	130,585,060	33,603,199	5,022,818	969,035
Deposits at brokers for swaps	24,768,168	25,488,926	1,380,010	690,547
Receivable for Fund shares sold	10,707,934	5,422,645	—	—
Receivable for investments sold	6,074,861	—	—	—
Dividend and interest receivable	62,919	31	16	4
Unrealized appreciation on swaps	37,318,840	11,022,804	287,729	296,786
Due from brokers for swaps	—	—	7,991	—
Prepaid expenses and other assets	11,576	4,714	2,898	2,721

Total Assets	510,394,598	134,106,870	16,569,904	3,359,511

Liabilities:
Payable for Fund shares redeemed	6,778,484	—	—	—
Payable for investments purchased	7,394,755	—	—	—
Unrealized depreciation on swaps	9,653,616	11,994,036	1,555,106	114,384
Due to investment adviser, net	196,222	70,981	4,945	2,264
Due to brokers for swaps	75,430,621	8,031,000	800,000	190,000
Accrued expenses and other liabilities	161,110	68,511	19,722	15,822

Total Liabilities	99,614,808	20,164,528	2,379,773	322,470

Net Assets	$410,779,790	$113,942,342	$14,190,131	$3,037,041

Net Assets Consist Of:
Capital Stock	$572,417,999	$317,901,532	$21,492,167	$4,088,161
Accumulated net realized loss	(187,682,717)	(202,987,958)	(5,613,147)	(1,233,522)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,620,716)	—	(421,512)	—
Swaps	27,665,224	(971,232)	(1,267,377)	182,402

Net Assets	$410,779,790	$113,942,342	$14,190,131	$3,037,041

Calculation of Net Asset Value Per Share:
Net assets	$410,779,790	$113,942,342	$14,190,131	$3,037,041
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,220,000 [2]	6,039,718	500,001	100,001
Net assets value, redemption price and offering price per share	$97.34	$18.87	$28.38	$30.37

Cost of Investments	$302,485,956	$58,564,551	$10,289,954	$1,400,418

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share Amounts have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	143

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares	Direxion Daily Russia Bull 3X Shares		Direxion Daily Russia Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$32,241,249	$2,500,208	$7,843,991		$1,694,978
Cash	14,263,957	1,973,929	2,823,652		596,984
Deposits at brokers for swaps	1,310,000	1,502,124	230,119		1,180,233
Receivable for investments sold	1,065,379	—	—		—
Due from investment adviser, net	—	4,602	2,806		2,957
Dividend and interest receivable	39,359	1	13		11
Unrealized appreciation on swaps	5,434,418	140,648	2,115,988		1,325,515
Prepaid expenses and other assets	3,492	2,728	6,588		6,189

Total Assets	54,357,854	6,124,240	13,023,157		4,806,867

Liabilities:
Payable for Fund shares redeemed	1,090,061	—	—		—
Unrealized depreciation on swaps	279,218	782,234	80,019		59,168
Due to investment adviser, net	9,472	—	—		—
Due to brokers for swaps	9,605,535	507,063	3,012,766		1,192,954
Accrued expenses and other liabilities	97,175	40,903	24,652		22,937

Total Liabilities	11,081,461	1,330,200	3,117,437		1,275,059

Net Assets	$43,276,393	$4,794,040	$9,905,720		$3,531,808

Net Assets Consist Of:
Capital Stock	$55,585,470	$10,218,153	$10,903,883		$3,982,930
Accumulated net realized loss	(16,931,341)	(4,782,527)	(3,273,217)		(1,717,469)
Net unrealized appreciation (depreciation) on:
Investment securities	(532,936)	—	239,085		—
Swaps	5,155,200	(641,586)	2,035,969		1,266,347

Net Assets	$43,276,393	$4,794,040	$9,905,720		$3,531,808

Calculation of Net Asset Value Per Share:
Net assets	$43,276,393	$4,794,040	$9,905,720		$3,531,808
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	440,006 [1]	300,001	200,000	[1]	100,001
Net assets value, redemption price and offering price per share	$98.35	$15.98	$49.53		$35.32

Cost of Investments	$32,774,185	$2,500,208	$7,604,906		$1,694,978

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share Amounts have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

144	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$2,576,132	$200,008	$1,793,546	$1,801,660
Cash	2,464,904	1,675,414	1,479,256	1,047,461
Deposits at brokers for swaps	1,140,098	240,231	646,347	240,000
Due from investment adviser, net	4,010	3,750	5,829	4,424
Dividend and interest receivable	—	3	—	—
Due from brokers for swaps	—	—	—	370,275
Unrealized appreciation on swaps	521,878	—	615,782	849,581
Prepaid expenses and other assets	5,302	5,227	6,961	7,006

Total Assets	6,712,324	2,124,633	4,547,721	4,320,407

Liabilities:
Due to brokers for swaps	1,120,598	—	794,104	690,000
Unrealized depreciation on swaps	63,600	515,219	7,759	335
Accrued expenses and other liabilities	24,838	23,020	29,358	28,350

Total Liabilities	1,209,036	538,239	831,221	718,685

Net Assets	$5,503,288	$1,586,394	$3,716,500	$3,601,722

Net Assets Consist Of:
Capital Stock	$7,270,038	$3,180,800	$4,971,699	$3,592,373
Accumulated net realized loss	(2,114,065)	(1,079,187)	(1,816,339)	(839,897)
Net unrealized appreciation (depreciation) on:
Investment securities	(110,963)	—	(46,883)	—
Swaps	458,278	(515,219)	608,023	849,246

Net Assets	$5,503,288	$1,586,394	$3,716,500	$3,601,722

Calculation of Net Asset Value Per Share:
Net assets	$5,503,288	$1,586,394	$3,716,500	$3,601,722
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,001	50,001	150,001	100,001
Net assets value, redemption price and offering price per share	$27.52	$31.73	$24.78	$36.02

Cost of Investments	$2,687,095	$200,008	$1,840,429	$1,801,660

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	145

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)[1]	Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)[1]	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$58,448,388	$1,908,322	$2,013,185	$5
Cash	54,272,092	4,244,686	2,048,411	2,021,904
Deposits at brokers for swaps	1,710,000	2,000,397	1,100,677	1,650,000
Due from investment adviser, net	—	—	5,017	4,716
Dividend and interest receivable	20	5	—	4
Due from brokers for swaps	—	92,431	—	—
Unrealized appreciation on swaps	1,710,512	322,405	69,060	403,229
Prepaid expenses and other assets	3,682	2,434	6,904	6,939

Total Assets	116,144,694	8,570,680	5,243,254	4,086,797

Liabilities:
Unrealized depreciation on swaps	2,618,668	229,048	2,169	5,254
Due to investment adviser, net	37,679	1,259	—	—
Due to brokers for swaps	4,361,474	10,000	310,834	200,000
Accrued expenses and other liabilities	53,770	26,895	29,580	28,360

Total Liabilities	7,071,591	267,202	342,583	233,614

Net Assets	$109,073,103	$8,303,478	$4,900,671	$3,853,183

Net Assets Consist Of:
Capital Stock	$115,053,286	$8,646,360	$5,957,473	$3,997,930
Accumulated undistributed net investment income	—	—	1,742	—
Accumulated net realized loss	(6,135,156)	(436,239)	(1,042,344)	(542,722)
Net unrealized appreciation (depreciation) on:
Investment securities	1,063,129	—	(83,091)	—
Swaps	(908,156)	93,357	66,891	397,975

Net Assets	$109,073,103	$8,303,478	$4,900,671	$3,853,183

Calculation of Net Asset Value Per Share:
Net assets	$109,073,103	$8,303,478	$4,900,671	$3,853,183
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,350,001	250,001	150,001	100,001
Net assets value, redemption price and offering price per share	$32.56	$33.21	$32.67	$38.53

Cost of Investments	$57,385,259	$1,908,322	$2,096,276	$5

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

146	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)[1]	Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)[1]	Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)[1]	Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)[1]
Assets:
Investments, at market value (Note 2)	$6,642,053	$612,931	$1,945,399	$1,063,695
Cash	7,971,103	1,854,688	1,222,054	1,151,820
Deposits at brokers for swaps	532,143	600,600	420	270,121
Due from investment adviser, net	—	—	—	146
Dividend and interest receivable	2,452	—	398	—
Due from brokers for swaps	44,898	—	747	—
Unrealized appreciation on swaps	978,989	225,040	415,246	—
Prepaid expenses and other assets	2,879	2,913	3,012	2,700

Total Assets	16,174,517	3,296,172	3,587,276	2,488,482

Liabilities:
Unrealized depreciation on swaps	238,840	177,100	—	438,664
Due to investment adviser, net	5,959	2,442	2,788	—
Due to brokers for swaps	1,430,000	300,000	468,381	—
Accrued expenses and other liabilities	18,818	15,636	22,942	23,412

Total Liabilities	1,693,617	495,178	494,111	462,076

Net Assets	$14,480,900	$2,800,994	$3,093,165	$2,026,406

Net Assets Consist Of:
Capital Stock	$17,250,546	$5,052,256	$2,449,429	$3,968,319
Accumulated net realized gain (loss)	(3,628,497)	(2,299,202)	235,508	(1,503,249)
Net unrealized appreciation (depreciation) on:
Investment securities	118,702	—	(7,018)	—
Swaps	740,149	47,940	415,246	(438,664)

Net Assets	$14,480,900	$2,800,994	$3,093,165	$2,026,406

Calculation of Net Asset Value Per Share:
Net assets	$14,480,900	$2,800,994	$3,093,165	$2,026,406
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	300,001	150,001	50,001	100,001
Net assets value, redemption price and offering price per share	$48.27	$18.67	$61.86	$20.26

Cost of Investments	$6,523,351	$612,931	$1,952,417	$1,063,695

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	147

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$76,326,986	$14,105,261	$208,097,572	$56,501,733
Cash	42,342,251	6,711,631	153,508,610	33,820,704
Deposits at brokers for swaps	4,578,163	1,983,691	92,546,884	20,420,645
Receivable for Fund shares sold	—	—	21,724,099	9,737,864
Receivable for investments sold	—	—	15,314,050	—
Dividend and interest receivable	14,115	33	14,107	13
Due from brokers for swaps	1,594,917	90,055	3,917,357	300,000
Unrealized appreciation on swaps	19,598,941	—	73,250,577	2,158,661
Prepaid expenses and other assets	4,528	3,027	15,447	32,735

Total Assets	144,459,901	22,893,698	568,388,703	122,972,355

Liabilities:
Payable for Fund shares redeemed	—	—	21,976,628	1,299,008
Payable for investments purchased	—	—	21,305,215	—
Unrealized depreciation on swaps	280,527	3,690,379	1,131,495	12,430,570
Due to investment adviser, net	55,945	10,270	247,362	40,271
Due to brokers for swaps	22,369,544	—	127,643,921	261,000
Accrued expenses and other liabilities	68,861	20,956	236,313	94,339

Total Liabilities	22,774,877	3,721,605	172,540,934	14,125,188

Net Assets	$121,685,024	$19,172,093	$395,847,769	$108,847,167

Net Assets Consist Of:
Capital Stock	$149,144,605	$26,542,252	$409,889,697	$204,434,426
Accumulated undistributed net investment loss	—	—	(20,259)	(5,444)
Accumulated net realized loss	(43,762,327)	(3,679,780)	(84,501,249)	(85,309,906)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,015,668)	—	(1,639,502)	—
Swaps	19,318,414	(3,690,379)	72,119,082	(10,271,909)

Net Assets	$121,685,024	$19,172,093	$395,847,769	$108,847,167

Calculation of Net Asset Value Per Share:
Net assets	$121,685,024	$19,172,093	$395,847,769	$108,847,167
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,700,001	349,949	8,200,017	8,379,937
Net assets value, redemption price and offering price per share	$32.89	$54.79	$48.27	$12.99

Cost of Investments	$79,342,654	$14,105,261	$209,737,074	$56,501,733

The accompanying notes are an integral part of these financial statements.

148	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$999,488,585	$401,518,953	$95,547,110	$25,304,726
Cash	643,853,290	331,044,980	45,266,975	8,009,463
Deposits at brokers for swaps	116,259,829	562,255,818	9,260,667	2,567,179
Receivable for Fund shares sold	34,046,956	138,410,438	—	426,292
Receivable for investments sold	151,799,926	—	—	—
Dividend and interest receivable	225,365	769	28,244	53
Due from brokers for swaps	21,505,090	—	233,220	730,000
Unrealized appreciation on swaps	244,858,805	—	25,531,630	540,977
Prepaid expenses and other assets	66,242	72,015	6,368	3,242

Total Assets	2,212,104,088	1,433,302,973	175,874,214	37,581,932

Liabilities:
Payable for Fund shares redeemed	173,135,233	115,651,449	2,852,423	—
Payable for investments purchased	16,550,847	—	—	—
Unrealized depreciation on swaps	30,045,412	224,417,842	4,059,444	3,518,913
Due to investment adviser, net	1,024,413	642,604	96,587	23,270
Due to brokers for swaps	381,052,868	—	27,660,000	20,001
Accrued expenses and other liabilities	876,251	601,466	58,147	47,129

Total Liabilities	602,685,024	341,313,361	34,726,601	3,609,313

Net Assets	$1,609,419,064	$1,091,989,612	$141,147,613	$33,972,619

Net Assets Consist Of:
Capital Stock	$2,280,280,380	$4,177,526,442	$165,406,285	$173,670,573
Accumulated undistributed net investment income (loss)	(17,003)	(35,029)	60,492	—
Accumulated net realized loss	(866,687,028)	(2,861,083,959)	(45,923,160)	(136,720,018)
Net unrealized appreciation (depreciation) on:
Investment securities	(18,970,678)	—	131,810	—
Swaps	214,813,393	(224,417,842)	21,472,186	(2,977,936)

Net Assets	$1,609,419,064	$1,091,989,612	$141,147,613	$33,972,619

Calculation of Net Asset Value Per Share:
Net assets	$1,609,419,064	$1,091,989,612	$141,147,613	$33,972,619
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	21,969,361 [1]	27,381,645	2,550,000	773,978 [1]
Net assets value, redemption price and offering price per share	$73.26	$39.88	$55.35	$43.89

Cost of Investments	$1,018,459,263	$401,518,953	$95,415,300	$25,304,726

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	149

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$124,398,266	$14,514,899	$3,811,473	$52,500,655
Cash	70,166,513	14,301,829	2,825,070	28,031,782
Deposits at brokers for swaps	15,060,996	15,964,721	541,346	5,452,202
Receivable for investments sold	5,921	—	—	—
Due from investment adviser, net	—	—	779	—
Dividend and interest receivable	12,134	119	1	13
Due from brokers for swaps	113,574	7,394	101,503	133,387
Unrealized appreciation on swaps	36,037,403	—	1,070,946	—
Prepaid expenses and other assets	6,920	3,238	3,162	4,226

Total Assets	245,801,727	44,792,200	8,354,280	86,122,265

Liabilities:
Payable for Fund shares redeemed	2,195,247	—	—	1,587,488
Unrealized depreciation on swaps	202,834	6,114,386	—	18,114,765
Due to investment adviser, net	125,950	22,418	—	40,726
Due to brokers for swaps	34,430,000	—	904,453	540,000
Accrued expenses and other liabilities	136,074	43,616	34,285	44,199

Total Liabilities	37,090,105	6,180,420	938,738	20,327,178

Net Assets	$208,711,622	$38,611,780	$7,415,542	$65,795,087

Net Assets Consist Of:
Capital Stock	$203,451,823	$124,137,146	$6,400,550	$105,037,475
Accumulated undistributed net investment loss	—	(1,751)	—	—
Accumulated net realized loss	(29,347,686)	(79,409,229)	(55,954)	(21,127,623)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,227,084)	—	—	—
Swaps	35,834,569	(6,114,386)	1,070,946	(18,114,765)

Net Assets	$208,711,622	$38,611,780	$7,415,542	$65,795,087

Calculation of Net Asset Value Per Share:
Net assets	$208,711,622	$38,611,780	$7,415,542	$65,795,087
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,000,000	2,409,929	100,000	2,200,000
Net assets value, redemption price and offering price per share	$41.74	$16.02	$74.16	$29.91

Cost of Investments	$125,625,350	$14,514,899	$3,811,473	$52,500,655

The accompanying notes are an integral part of these financial statements.

150	DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$12,218,174	$115,516,546
Cash	4,706,388	149,791,178
Deposits at brokers for swaps	6,111,763	93,866,475
Receivable for Fund shares sold	5,433,884	3,333,886
Dividend and interest receivable	12	91
Unrealized appreciation on swaps	1,319,152	—
Prepaid expenses and other assets	5,993	10,380

Total Assets	29,795,366	362,518,556

Liabilities:
Payable for Fund shares redeemed	9,422,161	9,493,988
Unrealized depreciation on swaps	170,382	41,465,492
Due to investment adviser, net	18,242	171,128
Due to brokers for swaps	1,306,535	16,192,257
Accrued expenses and other liabilities	30,894	166,303

Total Liabilities	10,948,214	67,489,168

Net Assets	$18,847,152	$295,029,388

Net Assets Consist Of:
Capital Stock	$20,466,921	$721,798,648
Accumulated net realized loss	(2,705,234)	(385,303,768)
Net unrealized appreciation (depreciation) on:
Investment securities	(63,305)	—
Swaps	1,148,770	(41,465,492)

Net Assets	$18,847,152	$295,029,388

Calculation of Net Asset Value Per Share:
Net assets	$18,847,152	$295,029,388
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	300,000	3,540,000 [1]
Net assets value, redemption price and offering price per share	$62.82	$83.34

Cost of Investments	$12,281,479	$115,516,546

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for the Fund have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	151

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Total Market Bear 1X Shares[1]	Direxion Daily 7-10 Year Treasury Bear 1X Shares[2]	Direxion Daily 20+ Year Treasury Bear 1X Shares[2]	Direxion Daily Total Bond Market Bear 1X Shares[2]
Investment income:
Interest Income	$130	$915	$783	$997

Total Investment Income	130	915	783	997

Expenses:
Licensing fees	17,254	12,048	12,048	13,700
Professional fees	15,707	15,693	15,689	16,072
Investment advisory fees	7,075	10,349	9,894	51,020
Transfer agent fees	5,072	8,104	8,099	8,557
Offering fees	3,153	10,983	10,991	7,038
Custody fees	2,632	3,886	3,875	4,827
Pricing fees	2,195	5,288	5,288	5,288
Exchange listing fees	2,101	3,132	3,132	3,132
Administration and accounting fees	912	2,318	2,261	7,419
Report to shareholders	338	283	273	748
Compliance fees	190	176	172	567
Insurance fees	50	41	40	77
Trustees’ fees and expenses	47	77	75	266
Other	1,464	511	510	5,150

Total expenses	58,190	72,889	72,347	123,861
Less: Reimbursement of expenses from Adviser	(47,971)	(57,940)	(58,056)	(50,165)

Net expenses	10,219	14,949	14,291	73,696

Net investment loss	(10,089)	(14,034)	(13,508)	(72,699)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	103,108	(198,367)	(792,537)	(261,396)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	103,108	(198,367)	(792,537)	(261,396)

Change in unrealized depreciation on:
Swaps	(144,857)	(252,397)	(171,016)	(585,630)

Change in unrealized depreciation on investment securities and swaps	(144,857)	(252,397)	(171,016)	(585,630)

Net realized and unrealized loss on investment securities, in-kind redemptions, and swaps	(41,749)	(450,764)	(963,553)	(847,026)

Net decrease in net assets resulting from operations	$(51,838)	$(464,798)	$(977,061)	$(919,725)

[1]	Represents the period of June 15, 2011 (commencement of investment operations) to October 31, 2011.
[2]	Represents the period of March 23, 2011 (commencement of investment operations) to October 31, 2011.

The accompanying notes are an integral part of these financial statements.

152	DIREXION ANNUAL REPORT

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $351, $-,$-, and $-,respectively)	$1,072,934	$—	$253,414	$—
Interest Income	82,497	97,573	16,926	6,650

Total Investment Income	1,155,431	97,573	270,340	6,650

Expenses:
Investment advisory fees	2,004,076	1,435,237	406,089	107,110
Licensing fees	360,500	255,428	57,379	7,351
Administration and accounting fees	159,151	112,468	37,934	8,100
Interest expense	65,079	3,785	24,446	89
Professional fees	55,725	50,293	32,439	22,471
Custody fees	42,287	24,767	18,759	4,279
Report to shareholders	37,427	48,950	11,034	4,113
Transfer agent fees	25,361	29,068	14,707	20,205
Compliance fees	12,038	8,972	2,480	622
Trustees’ fees and expenses	8,687	6,583	1,766	472
Pricing fees	8,023	8,024	8,055	8,055
Offering fees	7,107	7,107	—	—
Exchange listing fees	4,907	5,198	4,838	4,867
Insurance fees	3,669	6,005	539	424
Excise tax	—	—	85,515	—
Other	6,351	4,157	2,546	1,067

Total expenses	2,800,388	2,006,042	708,526	189,225
Less: Reimbursement of expenses from Adviser	(196,813)	(184,289)	(84,186)	(53,462)

Net expenses	2,603,575	1,821,753	624,340	135,763

Net investment loss	(1,448,144)	(1,724,180)	(354,000)	(129,113)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(14,693,553)	—	(61,257)	—
In-kind redemptions	24,611,283	—	3,478,658	—
Swaps	90,200,668	(121,819,010)	13,406,452	(17,983,628)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	100,118,398	(121,819,010)	16,823,853	(17,983,628)

Change in unrealized appreciation (depreciation) on:
Investment securities	(1,317,495)	—	(2,627,099)	—
Swaps	(47,700,950)	35,553,328	(7,086,442)	6,554,043

Change in unrealized appreciation (depreciation) on investment securities and swaps	(49,018,445)	35,553,328	(9,713,541)	6,554,043

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	51,099,953	(86,265,682)	7,110,312	(11,429,585)

Net increase (decrease) in net assets resulting from operations	$49,651,809	$(87,989,862)	$6,756,312	$(11,558,698)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	153

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)[1]	Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)[1]
Investment income:
Dividend income (net of foreign withholding tax of $24, $-, $2,525, and $-, respectively)	$1,914,727	$—	$64,741	$—
Interest Income	210,546	315,500	1,105	1,328

Total Investment Income	2,125,273	315,500	65,846	1,328

Expenses:
Investment advisory fees	5,513,541	5,006,956	35,125	21,333
Licensing fees	1,026,340	936,216	11,811	12,238
Administration and accounting fees	435,839	382,648	3,049	1,614
Interest expense	149,148	20,966	386	130
Custody fees	125,757	78,576	5,493	2,744
Report to shareholders	96,015	139,402	1,433	371
Professional fees	70,595	74,368	16,042	15,956
Transfer agent fees	48,757	52,880	12,234	12,142
Compliance fees	32,266	30,572	218	127
Trustees’ fees and expenses	23,040	22,178	157	91
Insurance fees	9,937	14,581	93	70
Pricing fees	8,023	8,023	7,986	7,986
Exchange listing fees	4,838	8,660	4,838	4,838
Offering fees	—	—	3,182	3,182
Other	47,842	58,953	255	3

Total expenses	7,591,938	6,834,979	102,302	82,825
Less: Reimbursement of expenses from Adviser	(458,971)	(471,868)	(57,424)	(55,674)

Net expenses	7,132,967	6,363,111	44,878	27,151

Net investment income (loss)	(5,007,694)	(6,047,611)	20,968	(25,823)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(47,718,349)	—	(550,392)	—
In-kind redemptions	83,067,078	—	—	—
Swaps	24,734,702	(542,717,166)	(1,371,996)	129,619

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	60,083,431	(542,717,166)	(1,922,388)	129,619

Change in unrealized appreciation (depreciation) on:
Investment securities	(5,003,050)	—	(195,660)	—
Swaps	38,824,850	145,871,337	149,674	(142,208)

Change in unrealized appreciation (depreciation) on investment securities and swaps	33,821,800	145,871,337	(45,986)	(142,208)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	93,905,231	(396,845,829)	(1,968,374)	(12,589)

Net increase (decrease) in net assets resulting from operations	$88,897,537	$(402,893,440)	$(1,947,406)	$(38,412)

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

154	DIREXION ANNUAL REPORT

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $32,030, $-, $41,935 and $-, respectively)	$365,588	$—	$563,808	$—
Interest Income	14,635	4,987	5,213	6,859

Total Investment Income	380,223	4,987	569,021	6,859

Expenses:
Investment advisory fees	413,273	85,644	206,489	112,817
Licensing fees	44,005	9,119	66,183	69,757
Administration and accounting fees	32,604	6,488	21,386	8,539
Professional fees	27,878	15,642	23,406	20,489
Custody fees	15,767	4,039	8,379	4,758
Transfer agent fees	14,755	12,571	13,376	20,252
Interest expense	13,019	384	4,169	585
Report to shareholders	11,922	3,282	5,739	4,657
Pricing fees	8,000	8,000	7,944	7,944
Exchange listing fees	5,830	5,830	4,839	4,868
Compliance fees	2,667	523	1,290	682
Trustees’ fees and expenses	1,840	379	917	503
Insurance fees	558	216	315	417
Offering fees	554	553	—	—
Excise tax	—	—	16,935	—
Other	2,506	320	1,099	460

Total expenses	595,178	152,990	382,466	256,728
Less: Reimbursement of expenses from Adviser	(58,680)	(44,124)	(99,810)	(113,243)

Net expenses	536,498	108,866	282,656	143,485

Net investment income (loss)	(156,275)	(103,879)	286,365	(136,626)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	148,897	—	3,681,610	—
In-kind redemptions	—	—	256,584	—
Swaps	(21,211,725)	(1,224,748)	(3,875,576)	(9,763,536)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(21,062,828)	(1,224,748)	62,618	(9,763,536)

Change in unrealized appreciation (depreciation) on:
Investment securities	(3,046,283)	—	(4,372,369)	—
Swaps	(4,494,651)	2,401,793	(4,243,551)	5,434,347

Change in unrealized appreciation (depreciation) on investment securities and swaps	(7,540,934)	2,401,793	(8,615,920)	5,434,347

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(28,603,762)	1,177,045	(8,553,302)	(4,329,189)

Net increase (decrease) in net assets resulting from operations	$(28,760,037)	$1,073,166	$(8,266,937)	$(4,465,815)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	155

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)[1]	Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)[1]
Investment income:
Dividend income (net of foreign withholding tax of $135,881,$-,$- and $-, respectively)	$2,144,917	$—	$39,515	$—
Interest Income	97,796	44,641	5,387	1,355

Total Investment Income	2,242,713	44,641	44,902	1,355

Expenses:
Investment advisory fees	2,718,626	796,483	160,297	26,682
Licensing fees	380,465	124,492	17,100	2,845
Administration and accounting fees	210,582	64,093	12,326	2,021
Interest expense	71,237	2,299	909	139
Professional fees	60,721	39,233	16,514	15,552
Custody fees	51,634	17,808	5,270	2,796
Report to shareholders	48,791	24,669	5,654	934
Transfer agent fees	30,124	17,310	13,069	12,178
Compliance fees	16,628	4,856	1,017	164
Trustees’ fees and expenses	11,978	3,538	703	118
Pricing fees	7,944	7,944	7,986	7,986
Offering fees	7,107	7,107	3,182	3,182
Exchange listing fees	6,604	6,521	4,838	4,838
Insurance fees	5,649	2,477	111	69
Excise tax	—	—	648	—
Other	23,735	2,224	1,524	18

Total expenses	3,651,825	1,121,054	251,148	79,522
Less: Reimbursement of expenses from Adviser	(136,994)	(109,876)	(46,548)	(45,586)

Net expenses	3,514,831	1,011,178	204,600	33,936

Net investment loss	(1,272,118)	(966,537)	(159,698)	(32,581)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(15,013,126)	—	—	—
In-kind redemptions	37,860,811	—	(497,636)	—
Swaps	(60,897,185)	(36,445,721)	(5,337,505)	(238,473)

Net realized loss on investment securities, in-kind redemptions, and swaps	(38,049,500)	(36,445,721)	(5,835,141)	(238,473)

Change in unrealized appreciation (depreciation) on:
Investment securities	(28,098,704)	—	(411,800)	—
Swaps	(47,064,232)	26,869,207	(2,756,028)	577,127

Change in unrealized appreciation (depreciation) on investment securities and swaps	(75,162,936)	26,869,207	(3,167,828)	577,127

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(113,212,436)	(9,576,514)	(9,002,969)	338,654

Net increase (decrease) in net assets resulting from operations	$(114,484,554)	$(10,543,051)	$(9,162,667)	$306,073

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

156	DIREXION ANNUAL REPORT

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares	Direxion Daily Russia Bull 3X Shares[1]	Direxion Daily Russia Bear 3X Shares[1]
Investment income:
Dividend income (net of foreign withholding tax of $19,889, $-,$- and $-, respectively)	$618,876	$—	$—	$—
Interest Income	8,031	1,724	263	404

Total Investment Income	626,907	1,724	263	404

Expenses:
Investment advisory fees	304,438	28,546	15,851	13,720
Licensing fees	107,867	25,569	14,879	14,879
Professional fees	26,425	15,451	15,726	15,691
Administration and accounting fees	23,896	2,159	2,216	1,053
Transfer agent fees	14,029	12,190	6,092	6,078
Interest expense	11,696	66	97	135
Custody fees	10,110	2,770	3,118	3,089
Report to shareholders	8,855	1,151	357	321
Pricing fees	8,000	8,000	2,582	2,582
Exchange listing fees	4,838	4,838	2,350	2,350
Compliance fees	1,883	168	205	177
Trustees’ fees and expenses	1,339	126	64	57
Offering fees	554	554	3,629	3,629
Insurance fees	489	129	58	61
Excise tax	—	4,322	—	—
Other	3,288	253	2,256	1,466

Total expenses	527,707	106,292	69,480	65,288
Less: Reimbursement of expenses from Adviser	(130,389)	(65,745)	(49,305)	(47,774)

Net expenses	397,318	40,547	20,175	17,514

Net investment income (loss)	229,589	(38,823)	(19,912)	(17,110)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	65,869	—	(345,538)	—
In-kind redemptions	188,288	—	—	—
Swaps	(10,532,924)	(1,906,317)	(2,927,679)	(1,717,469)

Net realized loss on investment securities, in-kind redemptions, and swaps	(10,278,767)	(1,906,317)	(3,273,217)	(1,717,469)

Change in unrealized appreciation (depreciation) on:
Investment securities	(3,532,445)	—	239,085	—
Swaps	(4,127,242)	769,792	2,035,969	1,266,347

Change in unrealized appreciation (depreciation) on investment securities and swaps	(7,659,687)	769,792	2,275,054	1,266,347

Net realized and unrealized loss on investment securities, in-kind redemptions, and swaps	(17,938,454)	(1,136,525)	(998,163)	(451,122)

Net decrease in net assets resulting from operations	$(17,708,865)	$(1,175,348)	$(1,018,075)	$(468,232)

[1]	Represents the period of May 25, 2011 (commencement of investment operations) to October 31, 2011.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	157

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Agribusiness Bull 3X Shares[1]	Direxion Daily Agribusiness Bear 3X Shares[1]	Direxion Daily Basic Materials Bull 3X Shares[2]	Direxion Daily Basic Materials Bear 3X Shares[2]
Investment income:
Dividend income	$—	$—	$10,167	$—
Interest Income	264	440	60	41

Total Investment Income	264	440	10,227	41

Expenses:
Investment advisory fees	17,644	12,841	10,879	12,704
Professional fees	15,770	15,697	15,722	15,716
Licensing fees	14,879	14,879	9,490	9,466
Transfer agent fees	6,104	6,072	5,065	5,078
Offering fees	3,629	3,629	3,153	3,153
Custody fees	3,144	3,077	2,619	2,645
Pricing fees	2,582	2,582	2,195	2,195
Exchange listing fees	2,350	2,350	2,101	2,101
Administration and accounting fees	2,359	989	1,845	981
Report to shareholders	404	327	353	347
Compliance fees	246	181	199	198
Trustees’ fees and expenses	77	57	48	50
Interest expense	59	19	1	81
Insurance fees	59	60	48	52
Other	1,841	1,275	1,573	1,421

Total expenses	71,147	64,035	55,291	56,188
Less: Reimbursement of expenses from Adviser	(48,739)	(47,751)	(41,511)	(40,014)

Net expenses	22,408	16,284	13,780	16,174

Net investment loss	(22,144)	(15,844)	(3,553)	(16,133)

Net Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investment securities	—	—	(83,179)	—
Swaps	(2,114,065)	(224,710)	(1,733,160)	(839,897)

Net realized loss on investment securities, in-kind redemptions, and swaps	(2,114,065)	(224,710)	(1,816,339)	(839,897)

Change in unrealized appreciation (depreciation) on:
Investment securities	(110,963)	—	(46,883)	—
Swaps	458,278	(515,219)	608,023	849,246

Change in unrealized appreciation (depreciation) on investment securities and swaps	347,315	(515,219)	561,140	849,246

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(1,766,750)	(739,929)	(1,255,199)	9,349

Net decrease in net assets resulting from operations	$(1,788,894)	$(755,773)	$(1,258,752)	$(6,784)

[1]	Represents the period of May 25, 2011 (commencement of investment operations) to October 31, 2011.
[2]	Represents the period June 15, 2011 (commencement of investment operations) to October 31, 2011.

The accompanying notes are an integral part of these financial statements.

158	DIREXION ANNUAL REPORT

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)[1,2]	Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)[1,2]	Direxion Daily Healthcare Bull 3X Shares[3]	Direxion Daily Healthcare Bear 3X Shares[3]
Investment income:
Dividend income	$12,826	$—	$15,385	$—
Interest Income	2,996	2,442	79	95

Total Investment Income	15,822	2,442	15,464	95

Expenses:
Investment advisory fees	260,007	59,203	12,477	12,520
Licensing fees	27,525	21,113	9,470	9,468
Administration and accounting fees	19,851	4,477	1,963	968
Professional fees	16,863	15,872	15,716	15,719
Transfer agent fees	12,733	11,395	5,076	5,077
Offering fees	12,648	12,648	3,153	3,153
Custody fees	10,693	4,595	2,641	2,642
Pricing fees	7,325	7,325	2,195	2,195
Exchange listing fees	4,436	4,436	2,101	2,101
Report to shareholders	3,621	1,202	347	351
Compliance fees	1,332	348	198	201
Interest expense	1,321	420	6	153
Trustees’ fees and expenses	930	239	51	51
Excise tax	448	—	—	—
Insurance fees	127	79	50	51
Other	13,559	1,090	1,689	1,464

Total expenses	393,419	144,442	57,133	56,114
Less: Reimbursement of expenses from Adviser	(62,308)	(69,032)	(41,323)	(40,103)

Net expenses	331,111	75,410	15,810	16,011

Net investment loss	(315,289)	(72,968)	(346)	(15,916)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,588,271)	—	(100,916)	—
In-kind redemptions	1,219,048	—	—	—
Swaps	(2,094,762)	249,395	(941,428)	(528,916)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(5,463,985)	249,395	(1,042,344)	(528,916)

Change in unrealized appreciation (depreciation) on:
Investment securities	1,063,129	—	(83,091)	—
Swaps	(908,156)	93,357	66,891	397,975

Change in unrealized appreciation (depreciation) on investment securities and swaps	154,973	93,357	(16,200)	397,975

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(5,309,012)	342,752	(1,058,544)	(130,941)

Net increase (decrease) in net assets resulting from operations	$(5,624,301)	$269,784	$(1,058,890)	$(146,857)

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	Represents the period of December 8, 2010 (commencement of investment operations) to October 31, 2011.
[3]	Represents the period June 15, 2011 (commencement of investment operations) to October 31, 2011.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	159

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)[1]	Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)[1]	Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)[1]	Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)[1]
Investment income:
Dividend income (net of foreign withholding tax of $2,119,$-,$- and $-, respectively)	$36,904	$—	$38,668	$—
Interest Income	1,644	1,219	1,437	1,198

Total Investment Income	38,548	1,219	40,105	1,198

Expenses:
Investment advisory fees	68,514	16,967	43,970	18,542
Professional fees	15,891	15,535	15,746	15,560
Transfer agent fees	12,457	12,113	12,293	12,123
Pricing fees	7,452	7,452	7,452	7,452
Licensing fees	7,217	1,710	25,091	25,043
Offering fees	7,028	7,011	7,010	7,010
Administration and accounting fees	5,300	1,824	3,929	1,404
Custody fees	5,150	2,577	4,054	2,412
Exchange listing fees	4,838	4,838	4,838	4,838
Interest expense	1,976	56	1,551	—
Report to shareholders	1,651	319	513	435
Compliance fees	396	102	268	115
Trustees’ fees and expenses	278	72	189	77
Insurance fees	63	79	70	67
Other	1,457	127	4	3

Total expenses	139,668	70,782	126,978	95,081
Less: Reimbursement of expenses from Adviser	(50,908)	(49,235)	(69,732)	(71,594)

Net expenses	88,760	21,547	57,246	23,487

Net investment loss	(50,212)	(20,328)	(17,141)	(22,289)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(590,929)	—	409,846	—
In-kind redemptions	169,407	—	204,933	—
Swaps	(2,553,866)	(2,059,698)	1,819,142	(1,169,706)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(2,975,388)	(2,059,698)	2,433,921	(1,169,706)

Change in unrealized appreciation (depreciation) on:
Investment securities	(17,509)	—	(247,689)	—
Swaps	456,140	390,476	(315,602)	164,165

Change in unrealized appreciation (depreciation) on investment securities and swaps	438,631	390,476	(563,291)	164,165

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(2,536,757)	(1,669,222)	1,870,630	(1,005,541)

Net increase (decrease) in net assets resulting from operations	$(2,586,969)	$(1,689,550)	$1,853,489	$(1,027,830)

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

160	DIREXION ANNUAL REPORT

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $15,451,$-,$251 and $-, respectively)	$356,907	$—	$1,885,731	$—
Interest Income	24,004	8,259	90,500	28,387

Total Investment Income	380,911	8,259	1,976,231	28,387

Expenses:
Investment advisory fees	716,356	138,795	2,580,187	477,376
Licensing fees	95,514	18,506	310,830	43,082
Administration and accounting fees	54,392	10,504	200,670	39,939
Professional fees	34,313	16,074	51,427	70,874
Interest expense	28,098	806	88,056	2,019
Custody fees	18,431	5,161	52,729	12,214
Report to shareholders	18,005	3,667	51,474	39,703
Transfer agent fees	16,776	20,425	29,201	15,183
Pricing fees	7,986	7,986	8,051	8,051
Exchange listing fees	4,838	4,872	4,838	5,358
Compliance fees	4,295	833	15,506	2,861
Offering fees	3,182	3,182	—	—
Trustees’ fees and expenses	3,029	590	11,111	2,024
Insurance fees	682	168	5,232	685
Excise tax	—	10,498	—	—
Other	10,823	1,567	9,035	11,850

Total expenses	1,016,720	243,634	3,418,347	731,219
Less: Reimbursement of expenses from Adviser	(81,238)	(56,523)	(62,054)	(79,437)

Net expenses	935,482	187,111	3,356,293	651,782

Net investment loss	(554,571)	(178,852)	(1,380,062)	(623,395)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(3,716,462)	—	(54,320,072)	—
In-kind redemptions	4,036,519	—	43,710,972	—
Swaps	(37,101,668)	(985,534)	114,867,041	(44,827,405)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(36,781,611)	(985,534)	104,257,941	(44,827,405)

Change in unrealized appreciation (depreciation) on:
Investment securities	(3,101,326)	—	(1,435,368)	—
Swaps	8,561,985	(1,808,740)	18,187,293	(8,326,967)

Change in unrealized appreciation (depreciation) on investment securities and swaps	5,460,659	(1,808,740)	16,751,925	(8,326,967)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(31,320,952)	(2,794,274)	121,009,866	(53,154,372)

Net increase (decrease) in net assets resulting from operations	$(31,875,523)	$(2,973,126)	$119,629,804	$(53,777,767)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	161

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $11,093,$-,$- and $-, respectively)	$6,976,807	$—	$1,651,805	$—
Interest Income	529,033	358,767	36,732	22,464

Total Investment Income	7,505,840	358,767	1,688,537	22,464

Expenses:
Investment advisory fees	12,824,545	6,193,013	991,071	339,485
Licensing fees	1,569,625	734,570	101,362	59,420
Administration and accounting fees	976,769	472,172	77,729	25,713
Interest expense	268,909	34,670	52,920	693
Report to shareholders	252,453	220,145	18,676	15,500
Custody fees	211,664	98,044	27,840	9,058
Professional fees	105,679	131,136	39,802	35,620
Transfer agent fees	97,497	60,787	18,607	14,263
Compliance fees	79,921	38,575	6,168	2,362
Trustees’ fees and expenses	57,189	27,298	4,424	1,628
Insurance fees	32,328	18,544	2,579	1,949
Exchange listing fees	11,174	17,477	4,838	5,358
Pricing fees	8,051	8,051	8,027	8,028
Offering fees	7,107	7,107	—	—
Other	31,058	63,894	2,199	83

Total expenses	16,533,969	8,125,483	1,356,242	519,160
Less: Reimbursement of expenses from Adviser	(13,036)	(182,983)	(47,965)	(88,452)
Less: Investment advisory fees waived	(7,597)	—	—	—

Net expenses	16,513,336	7,942,500	1,308,277	430,708

Net investment income (loss)	(9,007,496)	(7,583,733)	380,260	(408,244)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(51,918,170)	—	(6,228,491)	—
In-kind redemptions	75,354,815	—	6,174,924	—
Swaps	(375,744,411)	(249,703,259)	39,946,367	(43,215,938)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(352,307,766)	(249,703,259)	39,892,800	(43,215,938)

Change in unrealized appreciation (depreciation) on:
Investment securities	38,391,715	—	(994,038)	—
Swaps	141,030,260	(187,985,749)	(21,910,556)	14,026,691

Change in unrealized appreciation (depreciation) on investment securities and swaps	179,421,975	(187,985,749)	(22,904,594)	14,026,691

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	(172,885,791)	(437,689,008)	16,988,206	(29,189,247)

Net increase (decrease) in net assets resulting from operations	$(181,893,287)	$(445,272,741)	$17,368,466	$(29,597,491)

The accompanying notes are an integral part of these financial statements.

162	DIREXION ANNUAL REPORT

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Investment income:
Dividend income	$555,877	$—	$—	$—
Interest Income	65,046	22,637	3,805	26,703

Total Investment Income	620,923	22,637	3,805	26,703

Expenses:
Investment advisory fees	1,584,489	313,960	82,573	521,030
Licensing fees	189,467	27,407	19,954	19,548
Administration and accounting fees	122,696	23,775	8,862	39,447
Interest expense	62,281	564	876	3,420
Professional fees	48,746	31,544	20,567	33,256
Report to shareholders	35,672	12,288	4,385	12,065
Custody fees	31,597	7,587	3,646	11,244
Transfer agent fees	22,563	14,093	12,551	15,474
Compliance fees	9,854	1,990	512	3,194
Pricing fees	7,944	7,944	8,028	8,028
Trustees’ fees and expenses	6,998	1,421	377	2,268
Exchange listing fees	4,838	5,358	5,334	5,379
Insurance fees	3,013	1,040	112	828
Other	2,262	832	(156)	3,455

Total expenses	2,132,420	449,803	167,621	678,636
Less: Reimbursement of expenses from Adviser	(63,119)	(51,556)	(62,151)	(15,244)

Net expenses	2,069,301	398,247	105,470	663,392

Net investment loss	(1,448,378)	(375,610)	(101,665)	(636,689)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(789,017)	—	—	—
In-kind redemptions	19,803,594	—	—	—
Swaps	37,901,536	(26,286,091)	2,133,298	(7,289,750)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	56,916,113	(26,286,091)	2,133,298	(7,289,750)

Change in unrealized appreciation (depreciation) on:
Investment securities	(6,931,829)	—	—	—
Swaps	(7,487,648)	5,806,430	991,507	(15,698,640)

Change in unrealized appreciation (depreciation) on investment securities and swaps	(14,419,477)	5,806,430	991,507	(15,698,640)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	42,496,636	(20,479,661)	3,124,805	(22,988,390)

Net increase (decrease) in net assets resulting from operations	$41,048,258	$(20,855,271)	$3,023,140	$(23,625,079)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	163

Statements of Operations

Year Ended October 31, 2011

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment income:
Dividend income	$64,428	$—
Interest Income	8,723	145,752

Total Investment Income	73,151	145,752

Expenses:
Investment advisory fees	176,802	2,932,309
Professional fees	23,482	72,515
Licensing fees	14,899	117,582
Administration and accounting fees	13,629	222,126
Transfer agent fees	13,179	31,549
Pricing fees	8,028	8,028
Custody fees	6,430	48,593
Exchange listing fees	5,378	5,378
Report to shareholders	4,494	55,866
Interest expense	1,099	32,329
Compliance fees	1,058	18,306
Trustees’ fees and expenses	776	12,827
Insurance fees	568	3,186
Other	15	51,261

Total expenses	269,837	3,611,855
Recoupment (Reimbursement) of expenses to (from) Adviser	(44,789)	14,496

Net expenses	225,048	3,626,351

Net investment loss	(151,897)	(3,480,599)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	94,612	—
In-kind redemptions	515,788	—
Swaps	12,118,338	(287,939,718)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	12,728,738	(287,939,718)

Change in unrealized appreciation (depreciation) on:
Investment securities	(63,305)	—
Swaps	2,032,073	(48,842,208)

Change in unrealized appreciation (depreciation) on investment securities and swaps	1,968,768	(48,842,208)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	14,697,506	(336,781,926)

Net increase (decrease) in net assets resulting from operations	$14,545,609	$(340,262,525)

The accompanying notes are an integral part of these financial statements.

164	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
	For the Period June 15, 2011[1] Through October 31, 2011	For the Period March 23, 2011[1] Through October 31, 2011	For the Period March 23, 2011[1] Through October 31, 2011	For the Period March 23, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(10,089)	$(14,034)	$(13,508)	$(72,699)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	103,108	(198,367)	(792,537)	(261,396)
Net unrealized depreciation on investment securities and swaps	(144,857)	(252,397)	(171,016)	(585,630)

Net decrease in net assets resulting from operations	(51,838)	(464,798)	(977,061)	(919,725)

Capital share transactions:
Proceeds from shares sold	4,000,040	5,935,632	5,910,496	51,611,980
Cost of shares redeemed	—	(1,935,592)	(1,910,456)	(7,594,291)
Transaction fees	—	581	573	2,278

Net increase in net assets resulting from capital transactions	4,000,040	4,000,621	4,000,613	44,019,967

Total increase in net assets	3,948,202	3,535,823	3,023,552	43,100,242
Net assets:
Beginning of period	—	—	—	—

End of period	$3,948,202	$3,535,823	$3,023,552	$43,100,242

Accumulated undistributed net investment income at end of period	$—	$—	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,001	150,001	150,001	1,350,001
Shares repurchased	—	(50,000)	(50,000)	(200,000)

Shares outstanding, end of period	100,001	100,001	100,001	1,150,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	165

Statements of Changes in Net Assets

	Direxion Daily Large Cap Bull 3X Shares		Direxion Daily Large Cap Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(1,448,144)	$1,310,819	$(1,724,180)	$(2,552,677)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	100,118,398	61,484,834	(121,819,010)	(181,968,131)
Net unrealized appreciation (depreciation) on investment securities and swaps	(49,018,445)	28,416,167	35,553,328	(24,464,897)

Net increase (decrease) in net assets resulting from operations	49,651,809	91,211,820	(87,989,862)	(208,985,705)

Distribution to shareholders:
Net investment income	—	(1,449,889)	—	—
Net realized gain	—	(33,303,964)	—	—

Total distributions	—	(34,753,853)	—	—

Capital share transactions:
Proceeds from shares sold	676,991,195	395,622,023	313,788,696	308,450,587
Cost of shares redeemed	(638,021,544)	(440,517,489)	(311,221,089)	(176,532,841)
Transaction fees	151,259	128,130	98,001	77,081

Net increase (decrease) in net assets resulting from capital transactions	39,120,910	(44,767,336)	2,665,608	131,994,827

Total increase (decrease) in net assets	88,772,719	11,690,631	(85,324,254)	(76,990,878)
Net assets:
Beginning of year	203,149,596	191,458,965	283,978,250	360,969,128

End of year	$291,922,315	$203,149,596	$198,653,996	$283,978,250

Accumulated undistributed net investment loss at end of year	$(73,743)	$(78,685)	$(53,450)	$(57,874)

Changes in shares outstanding
Shares outstanding, beginning of year	3,450,417	4,050,417	5,170,083	3,240,083
Shares sold	11,200,000	7,900,000	8,060,000	4,150,000
Shares repurchased	(9,950,000)	(8,500,000)	(7,050,338)	(2,220,000)

Shares outstanding, end of year	4,700,417	3,450,417	6,179,745	5,170,083

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

166	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment loss	$(354,000)	$(57,256)	$(129,113)	$(142,563)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	16,823,853	9,172,221	(17,983,628)	(10,370,303)
Net unrealized appreciation (depreciation) on investment securities and swaps	(9,713,541)	11,211,329	6,554,043	(7,200,342)

Net increase (decrease) in net assets resulting from operations	6,756,312	20,326,294	(11,558,698)	(17,713,208)

Distribution to shareholders:
Net investment income	(46,200)	(150,743)	—	—
Net realized gain	(3,814,813)	(10,232,342)	—	—

Total distributions	(3,861,013)	(10,383,085)	—	—

Capital share transactions:
Proceeds from shares sold	51,893,587	23,418,255	19,656,973	22,939,084
Cost of shares redeemed	(30,054,154)	(24,953,806)	(8,829,983)	(3,430,940)
Transaction fees	7,711	7,563	3,583	1,317

Net increase (decrease) in net assets resulting from capital transactions	21,847,144	(1,527,988)	10,830,573	19,509,461

Total increase (decrease) in net assets	24,742,443	8,415,221	(728,125)	1,796,253
Net assets:
Beginning of year	42,020,290	33,605,069	18,192,297	16,396,044

End of year	$66,762,733	$42,020,290	$17,464,172	$18,192,297

Accumulated undistributed net investment income at end of year	$1,213	$50,167	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	1,100,000	1,200,000	294,994	94,994
Shares sold	1,450,000	600,000	430,000	240,000
Shares repurchased	(700,000)	(700,000)	(200,027)	(40,000)

Shares outstanding, end of year	1,850,000	1,100,000	524,967	294,994

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	167

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment loss	$(5,007,694)	$(115,470)	$(6,047,611)	$(5,088,447)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	60,083,431	98,630,256	(542,717,166)	(350,015,348)
Net unrealized appreciation (depreciation) on investment securities and swaps	33,821,800	104,721,278	145,871,337	(284,085,194)

Net increase (decrease) in net assets resulting from operations	88,897,537	203,236,064	(402,893,440)	(639,188,989)

Distribution to shareholders:
Net investment income	—	(403,302)	—	—
Net realized gain	—	(35,000,028)	—	—

Total distributions	—	(35,403,330)	—	—

Capital share transactions:
Proceeds from shares sold	3,927,053,651	775,026,917	3,366,993,339	2,230,603,381
Cost of shares redeemed	(3,555,531,181)	(751,960,602)	(2,927,055,269)	(1,181,911,414)
Transaction fees	884,050	232,847	887,312	437,816

Net increase in net assets resulting from capital transactions	372,406,520	23,299,162	440,825,382	1,049,129,783

Total increase in net assets	461,304,057	191,131,896	37,931,942	409,940,794
Net assets:
Beginning of year	472,871,345	281,739,449	887,785,112	477,844,318

End of year	$934,175,402	$472,871,345	$925,717,054	$887,785,112

Accumulated undistributed net investment income (loss) at end of year	$(22,498)	$9,243	$(23,421)	$(25,357)

Changes in shares outstanding
Shares outstanding, beginning of year	8,950,017	7,800,017	13,113,127	2,230,001
Shares sold	72,200,000	17,600,000	84,116,667	22,060,000
Shares repurchased	(61,500,000)	(16,450,000)	(66,923,809)	(11,176,874)

Shares outstanding, end of year	19,650,017	8,950,017	30,305,985	13,113,127

[1]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:3 reverse stock split.

The accompanying notes are an integral part of these financial statements.

168	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)[1]		Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)[1]
	Year Ended October 31, 2011	For the Period March 11, 2010[2] Through October 31, 2010	Year Ended October 31, 2011	For the Period March 11, 2010[2] Through October 31, 2010
Operations:
Net investment income (loss)	$20,968	$29,137	$(25,823)	$(21,799)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(1,922,388)	(63,523)	129,619	(671,293)
Net unrealized appreciation (depreciation) on investment securities and swaps	(45,986)	585,954	(142,208)	(392,877)

Net increase (decrease) in net assets resulting from operations	(1,947,406)	551,568	(38,412)	(1,085,969)

Distribution to shareholders:
Net investment income	(21,769)	(33,358)	—	—
Net realized gain	(46,621)	—	(1,865)	—
Return of capital	(3,013)	—	—	—

Total distributions	(71,403)	(33,358)	(1,865)	—

Capital share transactions:
Proceeds from shares sold	2,198,179	5,588,040	1,603,640	5,893,285
Cost of shares redeemed	—	(1,784,329)	(1,603,640)	(1,892,216)
Transaction fees	—	535	481	568

Net increase in net assets resulting from capital transactions	2,198,179	3,804,246	481	4,001,637

Total increase (decrease) in net assets	179,370	4,322,456	(39,796)	2,915,668
Net assets:
Beginning of period	4,322,456	—	2,915,668	—

End of period	$4,501,826	$4,322,456	$2,875,872	$2,915,668

Accumulated undistributed net investment loss at end of period	$(1,134)	$(1,667)	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—
Shares sold	50,000	150,001	50,000	150,001
Shares repurchased	—	(50,000)	(50,000)	(50,000)

Shares outstanding, end of period	150,001	100,001	100,001	100,001

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	169

Statements of Changes in Net Assets

	Direxion Daily China Bull 3X Shares		Direxion Daily China Bear 3X Shares
	Year Ended October 31, 2011	For the Period December 3, 2009[1] Through October 31, 2010	Year Ended October 31, 2011	For the Period December 3, 2009[1] Through October 31, 2010
Operations:
Net investment income (loss)	$(156,275)	$65,692	$(103,879)	$(74,550)
Net realized loss on investment securities, in-kind redemptions and swaps	(21,062,828)	(2,778,165)	(1,224,748)	(6,289,013)
Net unrealized appreciation (depreciation) on investment securities and swaps	(7,540,934)	14,404,327	2,401,793	(2,652,395)

Net increase (decrease) in net assets resulting from operations	(28,760,037)	11,691,854	1,073,166	(9,015,958)

Distribution to shareholders:
Net investment income	—	(119,997)	—	—
Net realized gain	(1,867,105)	—	—	—

Total distributions	(1,867,105)	(119,997)	—	—

Capital share transactions:
Proceeds from shares sold	72,013,427	56,877,305	17,503,573	17,358,743
Cost of shares redeemed	(48,067,914)	(15,989,078)	(14,792,902)	(1,556,222)
Transaction fees	14,421	6,364	4,438	467

Net increase in net assets resulting from capital transactions	23,959,934	40,894,591	2,715,109	15,802,988

Total increase (decrease) in net assets	(6,667,208)	52,466,448	3,788,275	6,787,030
Net assets:
Beginning of period	52,466,448	—	6,787,030	—

End of period	$45,799,240	$52,466,448	$10,575,305	$6,787,030

Accumulated undistributed net investment income at end of period	$—	$—	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of period	1,000,001	—	400,001	—
Shares sold	2,000,010	1,400,001	1,100,000	450,001
Shares repurchased	(1,000,000)	(400,000)	(850,000)	(50,000)

Shares outstanding, end of period	2,000,011	1,000,001	650,001	400,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

170	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Developed Markets Bull 3X Shares		Direxion Daily Developed Markets Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$286,365	$145,022	$(136,626)	$(115,867)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	62,618	285,186	(9,763,536)	(8,382,258)
Net unrealized appreciation (depreciation) on investment securities and swaps	(8,615,920)	3,991,441	5,434,347	(3,910,481)

Net increase (decrease) in net assets resulting from operations	(8,266,937)	4,421,649	(4,465,815)	(12,408,606)

Distribution to shareholders:
Net investment income	(746,235)	(248,018)	—	—
Net realized gain	(1,487,042)	(4,477,640)	—	—

Total distributions	(2,233,277)	(4,725,658)	—	—

Capital share transactions:
Proceeds from shares sold	31,576,671	19,762,495	9,248,812	24,436,435
Cost of shares redeemed	(22,173,044)	(15,472,332)	(5,358,203)	(1,098,136)
Transaction fees	5,787	5,347	1,607	329

Net increase in net assets resulting from capital transactions	9,409,414	4,295,510	3,892,216	23,338,628

Total increase (decrease) in net assets	(1,090,800)	3,991,501	(573,599)	10,930,022
Net assets:
Beginning of year	22,856,685	18,865,184	15,495,523	4,565,501

End of year	$21,765,885	$22,856,685	$14,921,924	$15,495,523

Accumulated undistributed net investment income (loss) at end of year	$52,988	$(190,417)	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	350,000	250,000	330,000	50,000
Shares sold	700,000	350,000	240,000	300,000
Shares repurchased	(500,000)	(250,000)	(130,049)	(20,000)

Shares outstanding, end of year	550,000	350,000	439,951	330,000

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	171

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets Bull 3X Shares[1]		Direxion Daily Emerging Markets Bear 3X Shares
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(1,272,118)	$2,253,247	$(966,537)	$(1,265,477)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(38,049,500)	113,599,719	(36,445,721)	(96,261,703)
Net unrealized appreciation (depreciation) on investment securities and swaps	(75,162,936)	85,438,554	26,869,207	(30,554,098)

Net increase (decrease) in net assets resulting from operations	(114,484,554)	201,291,520	(10,543,051)	(128,081,278)

Distribution to shareholders:
Net investment income	(302,509)	(2,284,172)	—	—
Net realized gain	(12,080,628)	(46,454,177)	—	—

Total distributions	(12,383,137)	(48,738,349)	—	—

Capital share transactions:
Proceeds from shares sold	956,399,815	606,619,686	364,034,044	367,657,213
Cost of shares redeemed	(772,599,259)	(640,900,937)	(367,065,532)	(215,918,259)
Transaction fees	186,308	237,924	102,385	93,478

Net increase (decrease) in net assets resulting from capital transactions	183,986,864	(34,043,327)	(2,929,103)	151,832,432

Total increase (decrease) in net assets	57,119,173	118,509,844	(13,472,154)	23,751,154
Net assets:
Beginning of year	353,660,617	235,150,773	127,414,496	103,663,342

End of year	$410,779,790	$353,660,617	$113,942,342	$127,414,496

Accumulated undistributed net investment loss at end of year	$—	$(1,594,351)	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	1,890,000	1,600,000	5,289,718	1,415,000
Shares sold	7,210,000	4,340,000	17,100,000	8,685,000
Shares repurchased	(4,880,000)	(4,050,000)	(16,350,000)	(4,810,282)

Shares outstanding, end of year	4,220,000	1,890,000	6,039,718	5,289,718

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

172	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)[1]		Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)[1]
	Year Ended October 31, 2011	For the Period March 11, 2010[2] Through October 31, 2010	Year Ended October 31, 2011	For the Period March 11, 2010[2] Through October 31, 2010
Operations:
Net investment loss	$(159,698)	$(34,612)	$(32,581)	$(19,399)
Net realized loss on investment securities, in-kind redemptions and swaps	(5,835,141)	(140,910)	(238,473)	(995,049)
Net unrealized appreciation (depreciation) on investment securities and swaps	(3,167,828)	1,478,939	577,127	(394,725)

Net increase (decrease) in net assets resulting from operations	(9,162,667)	1,303,417	306,073	(1,409,173)

Distribution to shareholders:
Net realized gain	(101,976)	—	—	—

Capital share transactions:
Proceeds from shares sold	22,359,333	8,881,678	3,097,941	4,000,040
Cost of shares redeemed	(9,091,472)	—	(2,958,728)	—
Transaction fees	1,818	—	888	—

Net increase in net assets resulting from capital transactions	13,269,679	8,881,678	140,101	4,000,040

Total increase in net assets	4,005,036	10,185,095	446,174	2,590,867
Net assets:
Beginning of period	10,185,095	—	2,590,867	—

End of period	$14,190,131	$10,185,095	$3,037,041	$2,590,867

Accumulated undistributed net investment income at end of period	$—	$—	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	200,001	—	100,001	—
Shares sold	550,000	200,001	100,000	100,001
Shares repurchased	(250,000)	—	(100,000)	—

Shares outstanding, end of period	500,001	200,001	100,001	100,001

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	173

Statements of Changes in Net Assets

	Direxion Daily Latin America Bull 3X Shares[1]		Direxion Daily Latin America Bear 3X Shares
	Year Ended October 31, 2011	For the Period December 3, 2009[2] Through October 31, 2010	Year Ended October 31, 2011	For the Period December 3, 2009[2] Through October 31, 2010
Operations:
Net investment income (loss)	$229,589	$198,787	$(38,823)	$(47,624)
Net realized loss on investment securities, in-kind redemptions and swaps	(10,278,767)	(2,040,690)	(1,906,317)	(2,079,538)
Net unrealized appreciation (depreciation) on investment securities and swaps	(7,659,687)	12,281,951	769,792	(1,411,378)

Net increase (decrease) in net assets resulting from operations	(17,708,865)	10,440,048	(1,175,348)	(3,538,540)

Distribution to shareholders:
Net investment income	(983,023)	(211,518)	—	—
Net realized gain	(2,339,328)	—	(312,935)	—

Total distributions	(3,322,351)	(211,518)	(312,935)	—

Capital share transactions:
Proceeds from shares sold	48,965,874	43,430,542	3,023,168	11,591,340
Cost of shares redeemed	(20,474,851)	(17,855,296)	(866,294)	(3,928,789)
Transaction fees	6,033	6,777	259	1,179

Net increase in net assets resulting from capital transactions	28,497,056	25,582,023	2,157,133	7,663,730

Total increase in net assets	7,465,840	35,810,553	668,850	4,125,190
Net assets:
Beginning of period	35,810,553	—	4,125,190	—

End of period	$43,276,393	$35,810,553	$4,794,040	$4,125,190

Accumulated undistributed net investment income at end of period	$—	$2,073	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	180,000	—	200,001	—
Shares sold	380,006	290,000	150,000	350,001
Shares repurchased	(120,000)	(110,000)	(50,000)	(150,000)

Shares outstanding, end of period	440,006	180,000	300,001	200,001

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

174	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares[1]	Direxion Daily Russia Bear 3X Shares
	For the Period May 25, 2011[2] Through October 31, 2011	For the Period May 25, 2011[2] Through October 31, 2011
Operations:
Net investment loss	$(19,912)	$(17,110)
Net realized loss on investment securities, in-kind redemptions and swaps	(3,273,217)	(1,717,469)
Net unrealized appreciation on investment securities and swaps	2,275,054	1,266,347

Net decrease in net assets resulting from operations	(1,018,075)	(468,232)

Capital share transactions:
Proceeds from shares sold	10,923,642	4,000,040
Cost of shares redeemed	—	—
Transaction fees	153	—

Net increase in net assets resulting from capital transactions	10,923,795	4,000,040

Total increase in net assets	9,905,720	3,531,808
Net assets:
Beginning of period	—	—

End of period	$9,905,720	$3,531,808

Accumulated undistributed net investment income at end of period	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	200,000	100,001
Shares repurchased	—	—

Shares outstanding, end of period	200,000	100,001

[1]	On November 10, 2011, the Fund had a 1:3 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:3 reverse stock split.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	175

Statements of Changes in Net Assets

	Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
	For the Period May 25, 2011[1] Through October 31, 2011	For the Period May 25, 2011[1] Through October 31, 2011	For the Period June 15, 2011[1] Through October 31, 2011	For the Period June 15, 2011[1] Through October 31, 2011
Operations:
Net investment loss	$(22,144)	$(15,844)	$(3,553)	$(16,133)
Net realized loss on investment securities, in-kind redemptions and swaps	(2,114,065)	(224,710)	(1,816,339)	(839,897)
Net unrealized appreciation (depreciation) on investment securities and swaps	347,315	(515,219)	561,140	849,246

Net decrease in net assets resulting from operations	(1,788,894)	(755,773)	(1,258,752)	(6,784)

Capital share transactions:
Proceeds from shares sold	7,292,182	5,966,254	6,933,558	6,215,818
Cost of shares redeemed	—	(3,625,765)	(1,958,893)	(2,608,095)
Transaction fees	—	1,678	587	783

Net increase in net assets resulting from capital transactions	7,292,182	2,342,167	4,975,252	3,608,506

Total increase in net assets	5,503,288	1,586,394	3,716,500	3,601,722
Net assets:
Beginning of period	—	—	—	—

End of period	$5,503,288	$1,586,394	$3,716,500	$3,601,722

Accumulated undistributed net investment income at end of period	$—	$—	$—	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	200,001	150,001	200,001	150,001
Shares repurchased	—	(100,000)	(50,000)	(50,000)

Shares outstanding, end of period	200,001	50,001	150,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

176	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)[1]	Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)[1]	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
	For the Period December 8, 2010[2] Through October 31, 2011	For the Period December 8, 2010[2] Through October 31, 2011	For the Period June 15, 2011[2] Through October 31, 2011	For the Period June 15, 2011[2] Through October 31, 2011
Operations:
Net investment loss	$(315,289)	$(72,968)	$(346)	$(15,916)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(5,463,985)	249,395	(1,042,344)	(528,916)
Net unrealized appreciation (depreciation) on investment securities and swaps	154,973	93,357	(16,200)	397,975

Net increase (decrease) in net assets resulting from operations	(5,624,301)	269,784	(1,058,890)	(146,857)

Capital share transactions:
Proceeds from shares sold	134,991,907	20,385,099	5,959,561	4,000,040
Cost of shares redeemed	(20,298,563)	(12,355,111)	—	—
Transaction fees	4,060	3,706	—	—

Net increase in net assets resulting from capital transactions	114,697,404	8,033,694	5,959,561	4,000,040

Total increase in net assets	109,073,103	8,303,478	4,900,671	3,853,183
Net assets:
Beginning of period	—	—	—	—

End of period	$109,073,103	$8,303,478	$4,900,671	$3,853,183

Accumulated undistributed net investment income at end of period	$—	$—	$1,742	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	3,950,001	550,001	150,001	100,001
Shares repurchased	(600,000)	(300,000)	—	—

Shares outstanding, end of period	3,350,001	250,001	150,001	100,001

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	177

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)[1]		Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)[1]
	Year Ended October 31, 2011	For the Period July 14, 2010[2] Through October 31, 2010	Year Ended October 31, 2011	For the Period July 14, 2010[2] Through October 31, 2010
Operations:
Net investment loss	$(50,212)	$(5,370)	$(20,328)	$(10,464)
Net realized loss on investment securities, in-kind redemptions and swaps	(2,975,388)	(64,406)	(2,059,698)	(239,504)
Net unrealized appreciation (depreciation) on investment securities and swaps	438,631	420,220	390,476	(342,536)

Net increase (decrease) in net assets resulting from operations	(2,586,969)	350,444	(1,689,550)	(592,504)

Distribution to shareholders:
Net investment income	(5,366)	—	—	—

Total distributions	(5,366)	—	—	—

Capital share transactions:
Proceeds from shares sold	129,728,832	4,000,040	3,362,118	4,000,040
Cost of shares redeemed	(117,037,786)	—	(2,279,794)	—
Transaction fees	31,705	—	684	—

Net increase in net assets resulting from capital transactions	12,722,751	4,000,040	1,083,008	4,000,040

Total increase (decrease) in net assets	10,130,416	4,350,484	(606,542)	3,407,536
Net assets:
Beginning of year	4,350,484	—	3,407,536	—

End of year	$14,480,900	$4,350,484	$2,800,994	$3,407,536

Accumulated undistributed net investment loss at end of year	$—	$(2,551)	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	100,001	—	100,001	—
Shares sold	2,450,000	100,001	150,000	100,001
Shares repurchased	(2,250,000)	—	(100,000)	—

Shares outstanding, end of year	300,001	100,001	150,001	100,001

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

178	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)[1]		Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)[1]
	Year Ended October 31, 2011	For the Period July 14, 2010[2] Through October 31, 2010	Year Ended October 31, 2011	For the Period July 14, 2010[2] Through October 31, 2010
Operations:
Net investment loss	$(17,141)	$(2,798)	$(22,289)	$(9,432)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	2,433,921	29,170	(1,169,706)	(333,543)
Net unrealized appreciation (depreciation) on investment securities and swaps	(563,291)	971,519	164,165	(602,829)

Net increase (decrease) in net assets resulting from operations	1,853,489	997,891	(1,027,830)	(945,804)

Distribution to shareholders:
Net investment income	(16,828)	(2,340)	—	—
Net realized gain	(48,568)	—	—	—

Total distributions	(65,396)	(2,340)	—	—

Capital share transactions:
Proceeds from shares sold	14,126,361	4,000,040	—	4,000,040
Cost of shares redeemed	(17,821,914)	—	—	—
Transaction fees	5,034	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	(3,690,519)	4,000,040	—	4,000,040

Total increase (decrease) in net assets	(1,902,426)	4,995,591	(1,027,830)	3,054,236
Net assets:
Beginning of period	4,995,591	—	3,054,236	—

End of period	$3,093,165	$4,995,591	$2,026,406	$3,054,236

Accumulated undistributed net investment income at end of period	$—	$—	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—
Shares sold	250,000	100,001	—	100,001
Shares repurchased	(300,000)	—	—	—

Shares outstanding, end of period	50,001	100,001	100,001	100,001

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[2]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	179

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares[2]
	Year Ended October 31, 2011	For the Period March 11, 2010[1] Through October 31, 2010	Year Ended October 31, 2011	For the Period March 11, 2010[1] Through October 31, 2010
Operations:
Net investment loss	$(554,571)	$(43,327)	$(178,852)	$(45,863)
Net realized loss on investment securities, in-kind redemptions and swaps	(36,781,611)	(4,475,508)	(985,534)	(1,647,202)
Net unrealized appreciation (depreciation) on investment securities and swaps	5,460,659	10,842,087	(1,808,740)	(1,881,639)

Net increase (decrease) in net assets resulting from operations	(31,875,523)	6,323,252	(2,973,126)	(3,574,704)

Distribution to shareholders:
Net investment income	—	(15,420)	—	—
Net realized gain	—	—	(725,779)	—

Total distributions	—	(15,420)	(725,779)	—

Capital share transactions:
Proceeds from shares sold	219,760,871	71,107,169	81,114,390	23,297,187
Cost of shares redeemed	(128,082,567)	(15,565,286)	(67,483,268)	(10,506,208)
Transaction fees	29,415	3,113	20,449	3,152

Net increase in net assets resulting from capital transactions	91,707,719	55,544,996	13,651,571	12,794,131

Total increase in net assets	59,832,196	61,852,828	9,952,666	9,219,427
Net assets:
Beginning of period	61,852,828	—	9,219,427	—

End of period	$121,685,024	$61,852,828	$19,172,093	$9,219,427

Accumulated undistributed net investment income at end of period	$—	$—	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of period	1,650,001	—	80,000	—
Shares sold	5,100,000	2,150,001	1,190,000	140,000
Shares repurchased	(3,050,000)	(500,000)	(920,051)	(60,000)

Shares outstanding, end of period	3,700,001	1,650,001	349,949	80,000

[1]	Commencement of investment operations
[2]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

180	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(1,380,062)	$838,830	$(623,395)	$(493,391)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	104,257,941	48,772,883	(44,827,405)	(11,323,772)
Net unrealized appreciation (depreciation) on investment securities and swaps	16,751,925	37,201,752	(8,326,967)	(1,741,220)

Net increase (decrease) in net assets resulting from operations	119,629,804	86,813,465	(53,777,767)	(13,558,383)

Distribution to shareholders:
Net investment income	—	(1,115,735)	—	—
Net realized gain	—	(16,455,661)	—	—

Total distributions	—	(17,571,396)	—	—

Capital share transactions:
Proceeds from shares sold	1,494,255,080	723,317,328	410,344,870	226,085,193
Cost of shares redeemed	(1,429,090,654)	(715,917,648)	(312,377,220)	(219,391,034)
Transaction fees	306,165	188,792	94,980	87,939

Net increase in net assets resulting from capital transactions	65,470,591	7,588,472	98,062,630	6,782,098

Total increase (decrease) in net assets	185,100,395	76,830,541	44,284,863	(6,776,285)
Net assets:
Beginning of year	210,747,374	133,916,833	64,562,304	71,338,589

End of year	$395,847,769	$210,747,374	$108,847,167	$64,562,304

Accumulated undistributed net investment loss at end of year	$(20,259)	$(27,131)	$(5,444)	$(5,893)

Changes in shares outstanding
Shares outstanding, beginning of year	5,500,017	3,200,017	1,779,937	1,130,003
Shares sold	28,250,000	23,050,000	24,500,000	4,740,000
Shares repurchased	(25,550,000)	(20,750,000)	(17,900,000)	(4,090,066)

Shares outstanding, end of year	8,200,017	5,500,017	8,379,937	1,779,937

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	181

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(9,007,496)	$2,010,764	$(7,583,733)	$(9,639,965)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(352,307,766)	391,962,375	(249,703,259)	(363,135,510)
Net unrealized appreciation (depreciation) on investment securities and swaps	179,421,975	(178,393,639)	(187,985,749)	(126,533,893)

Net increase (decrease) in net assets resulting from operations	(181,893,287)	215,579,500	(445,272,741)	(499,309,368)

Distribution to shareholders:
Net investment income	—	(2,362,621)	—	—

Total distributions	—	(2,362,621)	—	—

Capital share transactions:
Proceeds from shares sold	6,028,659,950	6,639,470,846	5,259,122,462	4,643,484,097
Cost of shares redeemed	(5,934,157,907)	(6,473,253,365)	(4,923,027,996)	(4,161,965,824)
Transaction fees	1,369,761	1,787,670	1,521,998	1,373,522

Net increase in net assets resulting from capital transactions	95,871,804	168,005,151	337,616,464	482,891,795

Total increase (decrease) in net assets	(86,021,483)	381,222,030	(107,656,277)	(16,417,573)
Net assets:
Beginning of year	1,695,440,547	1,314,218,517	1,199,645,889	1,216,063,462

End of year	$1,609,419,064	$1,695,440,547	$1,091,989,612	$1,199,645,889

Accumulated undistributed net investment income (loss) at end of year	$(17,003)	$33,878	$(35,029)	$(37,917)

Changes in shares outstanding
Shares outstanding, beginning of year	15,289,361	11,699,361	19,024,539	10,594,539
Shares sold	60,380,000	56,780,000	104,660,000	62,010,000
Shares repurchased	(53,700,000)	(53,190,000)	(96,302,894)	(53,580,000)

Shares outstanding, end of year	21,969,361	15,289,361	27,381,645	19,024,539

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

182	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$380,260	$2,618,654	$(408,244)	$(702,239)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	39,892,800	70,107,440	(43,215,938)	(85,123,615)
Net unrealized appreciation (depreciation) on investment securities and swaps	(22,904,594)	47,358,146	14,026,691	(20,858,799)

Net increase (decrease) in net assets resulting from operations	17,368,466	120,084,240	(29,597,491)	(106,684,653)

Distribution to shareholders:
Net investment income	(181,738)	(2,157,862)	—	—
Net realized gain	—	(8,500,005)	—	(396,923)

Total distributions	(181,738)	(10,657,867)	—	(396,923)

Capital share transactions:
Proceeds from shares sold	274,951,985	379,119,014	75,040,259	289,304,870
Cost of shares redeemed	(261,848,837)	(485,037,688)	(90,368,004)	(150,828,918)
Transaction fees	63,704	168,528	27,110	60,045

Net increase (decrease) in net assets resulting from capital transactions	13,166,852	(105,750,146)	(15,300,635)	138,535,997

Total increase (decrease) in net assets	30,353,580	3,676,227	(44,898,126)	31,454,421
Net assets:
Beginning of year	110,794,033	107,117,806	78,870,745	47,416,324

End of year	$141,147,613	$110,794,033	$33,972,619	$78,870,745

Accumulated undistributed net investment income at end of year	$60,492	$41,094	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	2,050,000	4,000,000	773,978	90,000
Shares sold	4,950,000	9,800,000	1,120,000	1,376,000
Shares repurchased	(4,450,000)	(11,750,000)	(1,120,000)	(692,022)

Shares outstanding, end of year	2,550,000	2,050,000	773,978	773,978

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	183

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment loss	$(1,448,378)	$(1,048,064)	$(375,610)	$(434,046)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	56,916,113	67,530,542	(26,286,091)	(27,342,040)
Net unrealized appreciation (depreciation) on investment securities and swaps	(14,419,477)	26,831,926	5,806,430	(7,542,400)

Net increase (decrease) in net assets resulting from operations	41,048,258	93,314,404	(20,855,271)	(35,318,486)

Distribution to shareholders:
Net investment income	(87)	—	—	—
Net realized gain	(4,538,700)	(30,771,618)	—	—

Total distributions	(4,538,787)	(30,771,618)	—	—

Capital share transactions:
Proceeds from shares sold	234,233,688	227,318,906	63,090,433	86,525,273
Cost of shares redeemed	(259,081,557)	(206,993,382)	(57,173,798)	(39,167,824)
Transaction fees	55,895	60,916	18,998	14,861

Net increase (decrease) in net assets resulting from capital transactions	(24,791,974)	20,386,440	5,935,633	47,372,310

Total increase (decrease) in net assets	11,717,497	82,929,226	(14,919,638)	12,053,824
Net assets:
Beginning of year	196,994,125	114,064,899	53,531,418	41,477,594

End of year	$208,711,622	$196,994,125	$38,611,780	$53,531,418

Accumulated undistributed net investment loss at end of year	$—	$—	$(1,751)	$(1,894)

Changes in shares outstanding
Shares outstanding, beginning of year	4,900,000	3,400,000	1,909,929	660,000
Shares sold	5,850,000	7,200,000	2,900,000	2,220,000
Shares repurchased	(5,750,000)	(5,700,000)	(2,400,000)	(970,071)

Shares outstanding, end of year	5,000,000	4,900,000	2,409,929	1,909,929

The accompanying notes are an integral part of these financial statements.

184	DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(101,665)	$131,231	$(636,689)	$(308,897)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	2,133,298	3,251,179	(7,289,750)	(12,869,769)
Net unrealized appreciation (depreciation) on investment securities and swaps	991,507	(132,713)	(15,698,640)	(1,754,965)

Net increase (decrease) in net assets resulting from operations	3,023,140	3,249,697	(23,625,079)	(14,933,631)

Distribution to shareholders:
Net investment income	(37,858)	(164,381)	—	—
Net realized gain	(658,108)	—	—	(1,628,354)

Total distributions	(695,966)	(164,381)	—	(1,628,354)

Capital share transactions:
Proceeds from shares sold	89,792,687	35,247,615	58,621,615	61,397,107
Cost of shares redeemed	(91,261,827)	(42,066,032)	(28,776,039)	(4,481,707)
Transaction fees	28,147	14,124	10,094	1,345

Net increase (decrease) in net assets resulting from capital transactions	(1,440,993)	(6,804,293)	29,855,670	56,916,745

Total increase (decrease) in net assets	886,181	(3,718,977)	6,230,591	40,354,760
Net assets:
Beginning of year	6,529,361	10,248,338	59,564,496	19,209,736

End of year	$7,415,542	$6,529,361	$65,795,087	$59,564,496

Accumulated undistributed net investment income at end of year	$—	$—	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	100,000	200,000	1,450,000	300,000
Shares sold	1,500,000	600,000	1,450,000	1,250,000
Shares repurchased	(1,500,000)	(700,000)	(700,000)	(100,000)

Shares outstanding, end of year	100,000	100,000	2,200,000	1,450,000

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	185

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares[1]
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(151,897)	$213,896	$(3,480,599)	$(1,315,256)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	12,728,738	2,546,619	(287,939,718)	(76,723,985)
Net unrealized appreciation (depreciation) on investment securities and swaps	1,968,768	(578,978)	(48,842,208)	8,950,192

Net increase (decrease) in net assets resulting from operations	14,545,609	2,181,537	(340,262,525)	(69,089,049)

Distribution to shareholders:
Net investment income	(146,150)	(277,254)	—	—
Net realized gain	(444,298)	(1,258,956)	—	(10,152,925)
Return of capital	—	—	—	(502,690)

Total distributions	(590,448)	(1,536,210)	—	(10,655,615)

Capital share transactions:
Proceeds from shares sold	313,884,791	44,892,600	683,202,003	288,449,055
Cost of shares redeemed	(324,204,046)	(43,208,675)	(270,427,741)	(77,156,388)
Transaction fees	97,175	16,735	87,433	30,663

Net increase (decrease) in net assets resulting from capital transactions	(10,222,080)	1,700,660	412,861,695	211,323,330

Total increase in net assets	3,733,081	2,345,987	72,599,170	131,578,666
Net assets:
Beginning of year	15,114,071	12,768,084	222,430,218	90,851,552

End of year	$18,847,152	$15,114,071	$295,029,388	$222,430,218

Accumulated undistributed net investment income at end of year	$—	$—	$—	$—

Changes in shares outstanding
Shares outstanding, beginning of year	350,000	300,000	1,160,000	280,000
Shares sold	6,650,000	1,100,000	3,990,000	1,220,000
Shares repurchased	(6,700,000)	(1,050,000)	(1,610,000)	(340,000)

Shares outstanding, end of year	300,000	350,000	3,540,000	1,160,000

[1]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.

186	DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2011

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Total Market Bear 1X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	$(0.10)	$(0.10)	$(0.42)	$(0.52)	$—	$—	$—	$—	$39.48	(1.30)%	$3,948	0.65%[8]	3.70%[8]	(0.64)%[8]	0.65%[8]	3.70%[8]	(0.64)%[8]	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.14)	(0.14)	(4.50)	(4.64)	—	—	—	—	$35.36	(11.60)%	$3,536	0.65%[8]	3.17%[8]	(0.61)%[8]	0.65%[8]	3.17%[8]	(0.61)%[8]	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.14)	(0.14)	(9.62)	(9.76)	—	—	—	—	$30.24	(24.40)%	$3,024	0.65%[8]	3.29%[8]	(0.61)%[8]	0.65%[8]	3.29%[8]	(0.61)%[8]	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Period March 23, 2011[1] Through October 31, 2011	$40.00	(0.15)	(0.15)	(2.37)	(2.52)	—	—	—	—	$37.48	(6.30)%	$43,100	0.65%[8]	1.09%[8]	(0.64)%[8]	0.65%[8]	1.09%[8]	(0.64)%[8]	0%
Direxion Daily Large Cap Bull 3X Shares
For the Year Ended October 31, 2011	$58.88	(0.38)	(0.36)	3.61	3.23	—	—	—	—	$62.11	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
For the Year Ended October 31, 2010	$47.27	0.29	0.31	19.47	19.76	(0.35)	(7.80)	—	(8.15)	$58.88	45.15%	$203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.39	0.39	(12.74)[9]	(12.35)	(0.38)	—	—	(0.38)	$47.27	(20.35)%	$191,459	0.95%[8]	1.15%[8]	1.27%[8]	0.95%[8]	1.15%[8]	1.27%[8]	368%
Direxion Daily Large Cap Bear 3X Shares[10]
For the Year Ended October 31, 2011	$54.95	(0.36)	(0.36)	(22.44)	(22.80)	—	—	—	—	$32.15	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
For the Year Ended October 31, 2010	$111.40	(0.65)	(0.65)	(55.80)	(56.45)	—	—	—	—	$54.95	(50.67)%	$283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$300.00	(1.30)	(1.30)	(187.30)	(188.60)	—	—	—	—	$111.40	(62.87)%	$360,969	0.95%[8]	1.10%[8]	(0.85)%[8]	0.95%[8]	1.10%[8]	(0.85)%[8]	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Year Ended October 31, 2011	$38.20	(0.30)	(0.20)	1.84	1.54	(0.04)	(3.61)	—	(3.65)	$36.09	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
For the Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	—	(8.57)	$38.20	78.65%	$42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[1] Through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	—	(0.09)	$28.00	40.65%	$33,605	0.95%[8]	1.37%[8]	0.64%[8]	0.95%[8]	1.37%[8]	0.64%[8]	180%
Direxion Daily Mid Cap Bear 3X Shares[10]
For the Year Ended October 31, 2011	$61.65	(0.38)	(0.38)	(28.00)	(28.38)	—	—	—	—	$33.27	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
For the Year Ended October 31, 2010	$172.60	(0.80)	(0.80)	(110.15)	(110.95)	—	—	—	—	$61.65	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[1] Through October 31, 2009	$600.00	(1.70)	(1.70)	(425.70)	(427.40)	—	—	—	—	$172.60	(71.23)%	$16,396	0.95%[8]	1.60%[8]	(0.85)%[8]	0.95%[8]	1.60%[8]	(0.85)%[8]	0%
Direxion Daily Small Cap Bull 3X Shares
For the Year Ended October 31, 2011	$52.83	(0.41)	(0.40)	(4.88)[9]	(5.29)	—	—	—	—	$47.54	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	305%
For the Year Ended October 31, 2010	$36.12	(0.01)	(0.01)	21.50	21.49	(0.11)	(4.67)	—	(4.78)	$52.83	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.13	0.13	(23.86)[9]	(23.73)	(0.15)	—	—	(0.15)	$36.12	(39.50)%	$281,739	0.95%[8]	1.13%[8]	0.50%[8]	0.95%[8]	1.13%[8]	0.50%[8]	303%
Direxion Daily Small Cap Bear 3X Shares[11]
For the Year Ended October 31, 2011	$67.71	(0.38)	(0.38)	(36.78)	(37.16)	—	—	—	—	$30.55	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
For the Year Ended October 31, 2010	$214.35	(0.90)	(0.90)	(145.74)	(146.64)	—	—	—	—	$67.71	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$900.00	(2.10)	(2.10)	(683.55)	(685.65)	—	—	—	—	$214.35	(76.18)%	$477,844	0.95%[8]	1.09%[8]	(0.86)%[8]	0.95%[8]	1.09%[8]	(0.86)%[8]	0%
Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$43.22	0.17	0.18	(12.72)	(12.55)	(0.17)	(0.47)	(0.02)	(0.66)	$30.01	(29.38)%	$4,502	0.96%	2.18%	0.45%	0.95%	2.17%	0.46%	7%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	0.23	0.23	3.24	3.47	(0.25)	—	—	(0.25)	$43.22	8.80%	$4,322	0.95%[8]	2.77%[8]	1.01%[8]	0.95%[8]	2.77%[8]	1.01%[8]	63%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	187

Financial Highlights

October 31, 2011

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]		Portfolio Turnover Rate[6]
Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$29.16	$(0.26)	$(0.26)	$(0.12)	$(0.38)	$—	$(0.02)	$(0.02)	$28.76	(1.31)%	$2,876	0.95%	2.91%	(0.91)%	0.95%	2.91%	(0.91)%		0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.22)	(0.22)	(10.62)	(10.84)	—	—	—	$29.16	(27.10)%	$2,916	0.96%[8]	2.84%[8]	(0.87)%[8]	0.95%[8]	2.83%[8]	(0.86)%[8]		0%
Direxion Daily China Bull 3X Shares
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%		39%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	(0.14)	$52.47	31.71%	$52,466	0.96%[8]	1.21%[8]	0.27%[8]	0.95%[8]	1.20%[8]	0.28%[8]		131%
Direxion Daily China Bear 3X Shares
For the Year Ended October 31, 2011	$16.97	(0.15)	(0.15)	(0.55)	(0.70)	—	—	—	$16.27	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%		0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.25)	(0.25)	(22.78)	(23.03)	—	—	—	$16.97	(57.58)%	$6,787	0.96%[8]	1.60%[8]	(0.88)%[8]	0.95%[8]	1.59%[8]	(0.87)%[8]		0%
Direxion Daily Developed Markets Bull 3X Shares
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%		116%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%		85%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	(0.60)	$75.46	27.15%	$18,865	0.95%[8]	2.11%[8]	1.37%[8]	0.95%[8]	2.11%[8]	1.37%[8]		100%
Direxion Daily Developed Markets Bear 3X Shares[10]
For the Year Ended October 31, 2011	$46.95	(0.34)	(0.34)	(12.69)	(13.03)	—	—	—	$33.92	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%		0%
For the Year Ended October 31, 2010	$91.30	(0.60)	(0.60)	(43.75)	(44.35)	—	—	—	$46.95	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%		0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(1.35)	(1.35)	(207.35)	(208.70)	—	—	—	$91.30	(69.57)%	$4,566	0.95%[8]	2.91%[8]	(0.84)%[8]	0.95%[8]	2.91%[8]	(0.84)%[8]		0%
Direxion Daily Emerging Markets Bull 3X Shares[12]
For the Year Ended October 31, 2011	$187.10	(0.54)	(0.51)	(83.70)	(84.24)	(0.13)	(5.39)	(5.52)	$97.34	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%		187%
For the Year Ended October 31, 2010	$147.00	0.95	0.95	68.10	69.05	(0.95)	(28.00)	(28.95)	$187.10	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%		148%
For the Period December 17, 2008[1] Through October 31, 2009	$75.00	1.25	1.25	71.60	72.85	(0.85)	—	(0.85)	$147.00	97.28%	$235,151	0.95%[8]	1.05%[8]	1.28%[8]	0.95%[8]	1.05%[8]	1.28	%8	160%
Direxion Daily Emerging Markets Bear 3X Shares
For the Year Ended October 31, 2011	$24.09	(0.19)	(0.19)	(5.03)	(5.22)	—	—	—	$18.87	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%		0%
For the Year Ended October 31, 2010	$73.30	(0.37)	(0.37)	(48.84)	(49.21)	—	—	—	$24.09	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%		0%
For the Period December 17, 2008[1] Through October 31, 2009	$600.00	(0.68)	(0.68)	(526.02)	(526.70)	—	—	—	$73.30	(87.78)%	$103,663	0.95%[8]	1.24%[8]	(0.87)%[8]	0.95%[8]	1.24%[8]	(0.87)%[8]		0%
Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$50.93	(0.29)	(0.28)	(21.97)	(22.26)	—	(0.29)	(0.29)	$28.38	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%		0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.24)	(0.23)	11.17 [9]	10.93	—	—	—	$50.93	27.33%	$10,185	0.96%[8]	2.11%[8]	(0.86)%[8]	0.95%[8]	2.10%[8]	(0.86)%[8]		0%
Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$25.91	(0.26)	(0.26)	4.72	4.46	—	—	—	$30.37	17.21%	$3,037	0.95%	2.23%	(0.91)%	0.95%	2.23%	(0.91)%		0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.19)	(0.19)	(13.90)	(14.09)	—	—	—	$25.91	(35.23)%	$2,591	0.95%[8]	2.85%[8]	(0.86)%[8]	0.95%[8]	2.85%[8]	(0.86)%[8]		0%
Direxion Daily Latin America Bull 3X Shares[12]
For the Year Ended October 31, 2011	$198.95	0.83	0.87	(86.98)	(86.15)	(3.41)	(11.04)	(14.45)	$98.35	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%		102%
For the Period December 3, 2009[1] Through October 31, 2010	$200.00	1.15	1.15	(1.20)	(0.05)	(1.00)	—	(1.00)	$198.95	0.15%	$35,811	0.97%[8]	1.57%[8]	0.83%[8]	0.95%[8]	1.55%[8]	0.85%[8]		54%

The accompanying notes are an integral part of these financial statements.

188	DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2011

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Latin America Bear 3X Shares
For the Year Ended October 31, 2011	$20.63	$(0.19)	$(0.17)	$(2.90)	$(3.09)	$—	$(1.56)	$(1.56)	$15.98	(15.61)%	$4,794	1.07%	2.79%	(1.02)%[8]	0.95%	2.67%	(0.90)%	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.30)	(0.29)	(19.07)	(19.37)	—	—	—	$20.63	(48.43)%	$4,125	0.95%[8]	2.21%[8]	(0.88)%[8]	0.95%[8]	2.21%[8]	(0.88)%[8]	0%
Direxion Daily Russia Bull 3X Shares[13]
For the Period May 25, 2011[1] Through October 31, 2011	$120.00	(0.28)	(0.28)	(70.19)	(70.47)	—	—	—	$49.53	(58.73)%	$9,906	0.95%[8]	3.29%[8]	(0.94)%[8]	0.95%[8]	3.29%[8]	(0.94)%[8]	108%
Direxion Daily Russia Bear 3X Shares
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.17)	(0.17)	(4.51)	(4.68)	—	—	—	$35.32	(11.70)%	$3,532	0.96%[8]	3.57%[8]	(0.94)%[8]	0.95%[8]	3.56%[8]	(0.93)%[8]	0%
Direxion Daily Agribusiness Bull 3X Shares
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.13)	(0.13)	(12.35)	(12.48)	—	—	—	$27.52	(31.20)%	$5,503	0.95%[8]	3.02%[8]	(0.94)%[8]	0.95%[8]	3.02%[8]	(0.94)%[8]	0%
Direxion Daily Agribusiness Bear 3X Shares
For the Period May 25, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(8.11)	(8.27)	—	—	—	$31.73	(20.68)%	$1,586	0.95%[8]	3.74%[8]	(0.93)%[8]	0.95%[8]	3.74%[8]	(0.93)%[8]	0%
Direxion Daily Basic Materials Bull 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.03)	(0.03)	(15.19)	(15.22)	—	—	—	$24.78	(38.05)%	$3,717	0.95%[8]	3.81%[8]	(0.24)%[8]	0.95%[8]	3.81%[8]	(0.24)%[8]	76%
Direxion Daily Basic Materials Bear 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(3.82)[9]	(3.98)	—	—	—	$36.02	(9.95)%	$3,602	0.95%[8]	3.32%[8]	(0.95)%[8]	0.95%[8]	3.32%[8]	(0.95)%[8]	0%
Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares)[14]
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.27)	(0.27)	(7.17)	(7.44)	—	—	—	$32.56	(18.60)%	$109,073	0.96%[8]	1.14%[8]	(0.91)%[8]	0.95%[8]	1.13%[8]	(0.90)%[8]	13%
Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares)[14]
For the Period December 8, 2010[1] Through October 31, 2011	$40.00	(0.33)	(0.33)	(6.46)[9]	(6.79)	—	—	—	$33.21	(16.98)%	$8,303	0.95%[8]	1.83%[8]	(0.92)%[8]	0.95%[8]	1.83%[8]	(0.92)%[8]	0%
Direxion Daily Healthcare Bull 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.00)[7]	(0.00)[7]	(7.33)	(7.33)	—	—	—	$32.67	(18.33)%	$4,901	0.95%[8]	3.43%[8]	(0.02)%[8]	0.95%[8]	3.43%[8]	(0.02)%[8]	48%
Direxion Daily Healthcare Bear 3X Shares
For the Period June 15, 2011[1] Through October 31, 2011	$40.00	(0.16)	(0.16)	(1.31)	(1.47)	—	—	—	$38.53	(3.68)%	$3,853	0.96%[8]	3.36%[8]	(0.95)%[8]	0.95%[8]	3.35%[8]	(0.94)%[8]	0%
Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$43.50	(0.31)	(0.30)	5.13 [9]	4.82	(0.05)	—	(0.05)	$48.27	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	$43.50	8.75%	$4,350	0.95%[8]	3.67%[8]	(0.45)%[8]	0.95%[8]	3.67%[8]	(0.45)%[8]	30%
Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$34.08	(0.20)	(0.19)	(15.21)	(15.41)	—	—	—	$18.67	(45.22)%	$2,801	0.95%	3.13%	(0.90)%	0.95%	3.13%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.10)	(0.10)	(5.82)	(5.92)	—	—	—	$34.08	(14.80)%	$3,408	0.95%[8]	3.48%[8]	(0.89)%[8]	0.95%[8]	3.48%[8]	(0.89)%[8]	0%
Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)[14]
For the Year Ended October 31, 2011	$49.96	(0.17)	(0.15)	12.73	12.56	(0.17)	(0.49)	(0.66)	$61.86	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.03)	(0.03)	10.01	9.98	(0.02)	—	(0.02)	$49.96	24.96%	$4,996	0.95%[8]	3.76%[8]	(0.21)%[8]	0.95%[8]	3.76%[8]	(0.21)%[8]	1%
Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares)[14]
For the Year Ended October 31, 2011	$30.54	(0.22)	(0.22)	(10.06)	(10.28)	—	—	—	$20.26	(33.66)%	$2,026	0.95%	3.85%	(0.90)%	0.95%	3.85%	(0.90)%	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.09)	(0.09)	(9.37)	(9.46)	—	—	—	$30.54	(23.65)%	$3,054	0.95%[8]	4.17%[8]	(0.87)%[8]	0.95%[8]	4.17%[8]	(0.87)%[8]	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Year Ended October 31, 2011	$37.49	(0.24)	(0.23)	(4.36)	(4.60)	—	—	—	$32.89	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)[9]	(2.50)	(0.01)	—	(0.01)	$37.49	(6.25)%	$61,853	0.95%[8]	1.27%[8]	(0.20)%[8]	0.95%[8]	1.27%[8]	(0.20)%[8]	46%
Direxion Daily Semiconductor Bear 3X Shares[10]
For the Year Ended October 31, 2011	$115.25	(0.65)	(0.61)	(55.50)	(56.15)	—	(4.31)	(4.31)	$54.79	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%
For the Period March 11, 2010[1] Through October 31, 2010	$200.00	(0.90)	(0.90)	(83.85)	(84.75)	—	—	—	$115.25	(42.38)%	$9,219	0.96%[8]	1.78%[8]	(0.87)%[8]	0.95%[8]	1.77%[8]	(0.86)%[8]	0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	189

Financial Highlights

October 31, 2011

												RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]		Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily Energy Bull 3X Shares
For the Year Ended October 31, 2011	$38.32	$(0.24)	$(0.22)	$10.19	$9.95	$—	$—	$—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%		0.96%	(0.37)%	302%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%		0.99%	0.40%	126%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	0.26	0.26	(18.18)[9]	(17.92)	(0.23)	—	(0.23)	$41.85	(29.75)%	$133,917	0.95%[8]	1.05%[8]	0.81%[8]	0.95%[8]		1.05%[8]	0.81%[8]	518%
Direxion Daily Energy Bear 3X Shares
For the Year Ended October 31, 2011	$36.27	(0.16)	(0.15)	(23.12)	(23.28)	—	—	—	$12.99	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%		1.08%	(0.91)%	0%
For the Year Ended October 31, 2010	$63.15	(0.48)	(0.46)	(26.40)	(26.88)	—	—	—	$36.27	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%		1.13%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$300.00	(0.75)	(0.75)	(236.10)	(236.85)	—	—	—	$63.15	(78.95)%	$71,339	0.95%[8]	1.13%[8]	(0.86)%[8]	0.95%[8]		1.13%[8]	(0.86)%[8]	0%
Direxion Daily Financial Bull 3X Shares[12]
For the Year Ended October 31, 2011	$110.90	(0.58)	(0.57)	(37.06)	(37.64)	—	—	—	$73.26	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%		0.95%	(0.51)%	63%
For the Year Ended October 31, 2010	$112.35	0.15	0.20	(1.10)	(0.95)	(0.50)	—	(0.50)	$110.90	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%		0.98%	0.15%	19%
For the Period November 6, 2008[1] Through October 31, 2009	$500.00	0.60	0.60	(387.35)[9]	(386.75)	(0.90)	—	(0.90)	$112.35	(77.36)%	$1,314,219	0.95%[8]	0.98%[8]	0.80%[8]	0.95%[8]		0.98%[8]	0.80%[8]	365%
Direxion Daily Financial Bear 3X Shares[10]
For the Year Ended October 31, 2011	$63.05	(0.44)	(0.44)	(22.73)	(23.17)	—	—	—	$39.88	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%		0.98%	(0.91)%	0%
For the Year Ended October 31, 2010	$114.80	(0.70)	(0.65)	(51.05)	(51.75)	—	—	—	$63.05	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%		0.99%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$3,000.00	(1.45)	(1.45)	(2,883.75)	(2,885.20)	—	—	—	$114.80	(96.17)%	$1,216,063	0.95%[8]	1.00%[8]	(0.86)%[8]	0.95%[8]		1.00%[8]	(0.86)%[8]	0%
Direxion Daily Real Estate Bull 3X Shares
For the Year Ended October 31, 2011	$54.05	0.17	0.19	1.18	1.35	(0.05)	—	(0.05)	$55.35	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%		0.99%	0.33%	110%
For the Year Ended October 31, 2010	$26.78	0.76	0.77	29.89	30.65	(1.02)	(2.36)	(3.38)	$54.05	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%		1.04%	1.95%	146%
For the Period July 16, 2009[1] Through October 31, 2009	$15.00	0.19	0.19	11.63 [9]	11.82	(0.04)	—	(0.04)	$26.78	78.71%	$107,118	0.96%[8]	1.11%[8]	2.43%[8]	0.95%[8]		1.10%[8]	2.44%[8]	132%
Direxion Daily Real Estate Bear 3X Shares[12]
For the Year Ended October 31, 2011	$101.90	(0.67)	(0.67)	(57.34)	(58.01)	—	—	—	$43.89	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%		1.15%	(0.90)%	0%
For the Year Ended October 31, 2010	$526.75	(1.60)	(1.55)	(422.30)	(423.90)	—	(0.95)	(0.95)	$101.90	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%		1.09%	(0.87)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$1500.00	(1.25)	(1.25)	(972.00)	(973.25)	—	—	—	$526.75	(64.88)%	$47,416	0.95%[8]	1.65%[8]	(0.94)%[8]	0.95%[8]		1.65%[8]	(0.94)%[8]	0%
Direxion Daily Technology Bull 3X Shares
For the Year Ended October 31, 2011	$40.20	(0.30)	(0.28)	2.68	2.38	(0.00)[7]	(0.84)	(0.84)	$41.74	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%		0.98%	(0.66)%	12%
For the Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	(7.53)	$40.20	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%		1.00%	(0.36)%	106%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	(0.01)	$33.55	123.80%	$114,065	0.95%[8]	1.07%[8]	(0.23)%[8]	0.95%[8]		1.07%[8]	(0.23)%[8]	206%
Direxion Daily Technology Bear 3X Shares
For the Year Ended October 31, 2011	$28.03	(0.20)	(0.20)	(11.81)	(12.01)	—	—	—	$16.02	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%		1.07%	(0.90)%	0%
For the Year Ended October 31, 2010	$62.85	(0.36)	(0.36)	(34.46)	(34.82)	—	—	—	$28.03	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%		1.10%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(0.60)	(0.60)	(236.55)	(237.15)	—	—	—	$62.85	(79.05)%	$41,478	0.95%[8]	1.21%[8]	(0.87)%[8]	0.95	%8	1.21%[8]	(0.87)%[8]	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Year Ended October 31, 2011	$65.29	(0.56)	(0.56)	13.68	13.12	(0.19)	(4.06)	(4.25)	$74.16	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%		1.51%	(0.91)%	0%
For the Year Ended October 31, 2010	$51.24	0.62	0.62	14.13	14.75	(0.70)	—	(0.70)	$65.29	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%		1.85%	1.15%	536%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	0.51	(8.84)	(8.33)	(0.43)	—	(0.43)	$51.24	(13.85)%	$10,248	0.95%[8]	3.14%[8]	2.07%[8]	0.95	%8	3.14%[8]	2.07%[8]	176%

The accompanying notes are an integral part of these financial statements.

190	DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2011

													RATIO TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[2,3]	Net Investment Income (Loss)[2,4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[5]	Net Assets, End of Period (000’s ommited)	Net Expenses[3,15]	Total Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement[3]	Net Expenses[4,15]	Total Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement[4]	Portfolio Turnover Rate[6]
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Year Ended October 31, 2011	$41.08	$(0.36)	$(0.36)	$(10.81)	$(11.17)	$—	$—	$—	$—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	—	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	—	$64.03	6.72%	$19,210	0.95%[8]	2.21%[8]	(0.89)%[8]	0.95%[8]	2.21%[8]	(0.89)%[8]	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.64	0.64	(17.70)[9]	(17.06)	(0.38)	—	—	(0.38)	$42.56	(28.43)%	$12,768	0.95%[8]	1.98%[8]	2.84%[8]	0.95%[8]	1.98%[8]	2.84%[8]	215%
Direxion Daily 20+ Year Treasury Bear 3X Shares[12]
For the Year Ended October 31, 2011	$191.75	(1.50)	(1.48)	(106.91)	(108.41)	—	—	—	—	$83.34	(56.54)%	$295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
For the Year Ended October 31, 2010	$324.45	(2.10)	(2.05)	(93.85)	(95.95)	—	(35.00)	(1.75)	(36.75)	$191.75	(33.48)%	$222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$300.00	(1.60)	(1.60)	26.05 [9]	24.45	—	—	—	—	$324.45	8.15%	$90,852	0.95%[8]	1.10%[8]	(0.89)%[8]	0.95%[8]	1.10%[8]	(0.89)%[8]	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived the investment advisor.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[7]	Between $(0.005) and $0.00.
[8]	Annualized.
[9]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securities, in-kind transactions, swaps and options for the period.
[10]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:5 reverse stock split.
[11]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:3 reverse stock split.
[12]	On November 10, 2011, the Fund had a 1:5 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:5 reverse stock split.
[13]	On November 10, 2011, the Fund had a 1:3 reverse stock split. Per share data for all periods have been adjusted to give effect to 1:3 reverse stock split.
[14]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.
[15]	Net expenses include effects of any reimbursement or recoupment.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT	191

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2011

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that offers 134 Funds (each, a “Fund” and together the “Funds”) of which 50 are included in this report:

Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily BRIC Bull 3X Shares (Formerly Direxion Daily BRIC Bull 2X Shares)	Direxion Daily BRIC Bear 3X Shares Formerly (Direxion Daily BRIC Bear 2X Shares)
Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily India Bull 3X Shares (Formerly Direxion Daily India Bull 2X Shares)	Direxion Daily India Bear 3X Shares (Formerly Direxion Daily India Bear 2X Shares)
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Basic Materials Bear 3X Shares
Direxion Daily Gold Miners Bull 3X Shares (Formerly Direxion Daily Gold Miners Bull 2X Shares)	Direxion Daily Gold Miners Bear 3X Shares (Formerly Direxion Daily Gold Miners Bear 2X Shares)
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares (Formerly Direxion Daily Natural Gas Related Bull 2X Shares)	Direxion Daily Natural Gas Related Bear 3X Shares (Formerly Direxion Daily Natural Gas Related Bear 2X Shares)
Direxion Daily Retail Bull 3X Shares (Formerly Direxion Daily Retail Bull 2X Shares)	Direxion Daily Retail Bear 3X Shares (Formerly Direxion Daily Retail Bear 2X Shares)
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull funds and the Bear Funds are a multiple of the returns of the target index or benchmark. The 1X Funds seek 100% of the returns of their benchmark indices. The 3X Funds seek a multiple of 300% of the returns of their benchmark indices.

Funds	Index or Benchmark	Daily Target
Direxion Daily Total Market Bear 1X Shares	MSCI US Broad Market Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%
Direxion Daily Large Cap Bull 3X Shares		300%
Direxion Daily Large Cap Bear 3X Shares	Russell 1000® Index	-300%

192	DIREXION ANNUAL REPORT

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily BRIC Bull 3X Shares (Formerly Direxion Daily BRIC Bull 2X Shares)		300%
Direxion Daily BRIC Bear 3X Shares (Formerly Direxion Daily BRIC Bear 2X Shares)	The Bank of New York Mellon BRIC Select ADR® Index	-300%
Direxion Daily China Bull 3X Shares		300%
Direxion Daily China Bear 3X Shares	The Bank of New York Mellon China Select ADR® Index	-300%
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily India Bull 3X Shares (Formerly Direxion Daily India Bull 2X Shares)		300%
Direxion Daily India Bear 3X Shares (Formerly Direxion Daily India Bear 2X Shares)	Indus India Index	-300%
Direxion Daily Latin America Bull 3X Shares		300%
Direxion Daily Latin America Bear 3X Shares	S&P Latin America 40 Index	-300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	DAX Global Russia + Index	-300%
Direxion Daily Agribusiness Bull 3X Shares		300%
Direxion Daily Agribusiness Bear 3X Shares	DAX Global Agribusiness Index	-300%
Direxion Daily Basic Materials Bull 3X Shares		300%
Direxion Daily Basic Materials Bear 3X Shares	The S&P® Materials Select Sector Index	-300%
Direxion Daily Gold Miners Bull 3X Shares (Formerly Direxion Daily Gold Miners Bull 2X Shares)		300%
Direxion Daily Gold Miners Bear 3X Shares (Formerly Direxion Daily Gold Miners Bear 2X Shares)	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares		300%
Direxion Daily Healthcare Bear 3X Shares	The S&P® Health Care Select Sector Index	-300%
Direxion Daily Natural Gas Related Bull 3X Shares (Formerly Direxion Daily Natural Gas Related Bull 2X Shares)		300%
Direxion Daily Natural Gas Related Bear 3X Shares (Formerly Direxion Daily Natural Gas Related Bear 2X Shares)	ISE-Revere Natural Gas Index	-300%
Direxion Daily Retail Bull 3X Shares (Formerly Direxion Daily Retail Bull 2X Shares)		300%
Direxion Daily Retail Bear 3X Shares (Formerly Direxion Daily Gold Retail Bear 2X Shares)	Russell 1000® Retail Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Russell 1000® Energy Index	-300%

DIREXION ANNUAL REPORT	193

Funds	Index or Benchmark	Daily Target
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT Index SM	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Russell 1000® Technology Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	-300%

Effective December 1, 2011, the Board, based upon the recommendation of the Adviser for the Direxion Daily BRIC Bull 2X Shares, Direxion Daily BRIC Bear 2X Shares, Direxion Daily India Bull 2X Shares, Direxion Daily India Bear 2X Shares, Direxion Daily Gold Miners Bull 2X Shares, Direxion Daily Gold Miners Bear 2X Shares, Direxion Daily Natural Gas Related Bull 2X Shares, Direxion Daily Natural Gas Related Bear 2X Shares, Direxion Daily Retail Bull 2X Shares and Direxion Daily Retail Bear 2X Shares approved a change to the Funds’ investment objectives. These Funds will no longer seek 200%
or -200% of the performance of each Fund’s respective benchmark. Instead, each Fund will seek 300% or -300% of the performance of each Fund’s respective benchmark. As a result each of these Funds names have been changed as follows:

Current Fund Name	New Fund Name
Direxion Daily BRIC Bull 2X Shares	Direxion Daily BRIC Bull 3X Shares
Direxion Daily BRIC Bear 2X Shares	Direxion Daily BRIC Bear 3X Shares
Direxion Daily India Bull 2X Shares	Direxion Daily India Bull 3X Shares
Direxion Daily India Bear 2X Shares	Direxion Daily India Bear 3X Shares
Direxion Daily Gold Miners Bull 2X Shares	Direxion Daily Gold Miners Bull 3X Shares
Direxion Daily Gold Miners Bear 2X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Natural Gas Related Bull 2X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Direxion Daily Natural Gas Related Bear 2X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 2X Shares	Direxion Daily Retail Bull 3X Shares
Direxion Daily Retail Bear 2X Shares	Direxion Daily Retail Bear 3X Shares

On September 21, 2011, the Board determined to close the Direxion Airline Shares, which had commenced investment operations on December 8, 2010. The shares of the Fund ceased trading and were closed to new investors as of the close of regular trading on October 10, 2011. All Shareholders of record as of October 17, 2011 had their Fund shares redeemed automatically and received cash in an amount equal to $25.56011 per share, the net asset value per share of their shares as of 4:00 p.m. Eastern Time on October 17, 2011. The net asset value as calculated reflected the costs of closing the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by

194	DIREXION ANNUAL REPORT

NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing prices of the underlying reference entity or closing value of the underlying reference index. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”).

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). A Fund does not offset fair value amounts for derivatives contracts and related cash collateral in the consolidated statement of assets and liabilities arising from derivative contracts executed with the same counterparties. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. The derivatives contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal

DIREXION ANNUAL REPORT	195

due on the security. The counterparty to a derivative contract might default on its obligations. In addition, the Fund has agreements with certain counterparties with which it trades derivative instruments that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2011 is as follows:

	Direxion Daily Total Market Bear 1X Shares			Direxion Daily 7-10 Year Treasury Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$(23,503)	$120,000	$(96,497)	$(252,397)	$690,114	$(437,717)
Morgan Stanley Capital Services	(121,354)	2,570,025	(2,448,671)	—	—	—

Total	$(144,857)	$2,690,025	$(2,545,168)	$(252,397)	$690,114	$(437,717)

	Direxion Daily 20+ Year Treasury Bear 1X Shares			Direxion Daily Total Bond Market Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$—	$1,480,000	$(1,480,000)	$(290,822)	$2,450,098	$(2,159,276)
Deutsche Bank AG London	(171,016)	876,756	(705,740)	—	—	—
Morgan Stanley Capital Services	—	—	—	(294,808)	9,810,000	(9,515,192)

Total	$(171,016)	$2,356,756	$(2,185,740)	$(585,630)	$12,260,098	$(11,674,468)

	Direxion Daily Large Cap Bull 3X Shares			Direxion Daily Large Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$3,146,172	$9,234,585	$(12,380,757)	$(2,917,178)	$10,764,750	$(7,847,572)
Citibank N.A.	2,200,270	12,824,841	(15,025,111)	(6,562,117)	19,355,768	(12,793,651)
Credit Suisse Capital, LLC	(2,494,030)	105,855,149	(103,361,119)	68,869	29,398,582	(29,467,451)
Deutsche Bank AG London	15,956,964	51,558,943	(67,515,907)	(10,091,257)	64,975,750	(54,884,493)
Merrill Lynch International	(2,677,138)	15,024,319	(12,347,181)	2,567,175	9,267,846	(11,835,021)
Morgan Stanley Capital Services	6,492,193	10,912,790	(17,404,983)	(4,554,861)	13,237,194	(8,682,333)

Total	$22,624,431	$205,410,627	$(228,035,058)	$(21,489,369)	$146,999,890	$(125,510,521)

	Direxion Daily Mid Cap Bull 3X Shares			Direxion Daily Mid Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$886,602	$14,366,949	$(15,253,551)	$(632,082)	$4,172,962	$(3,540,880)
Credit Suisse Capital, LLC	6,335,979	24,495,151	(30,831,130)	(650,760)	2,873,094	(2,222,334)
Deutsche Bank AG London	—	—	—	—	26,316	(26,316)
Merrill Lynch International	—	4	(4)	—	205,296	(205,296)
Morgan Stanley Capital Services	28,355	11,091,542	(11,119,897)	939,844	4,851,529	(5,791,373)

Total	$7,250,936	$49,953,646	$(57,204,582)	$(342,998)	$12,129,197	$(11,786,199)

	Direxion Daily Small Cap Bull 3X Shares			Direxion Daily Small Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(5,033,962)	$68,344,208	$(63,310,246)	$23,345,528	$45,347,470	$(68,692,998)
Citibank N.A.	14,751,146	49,921,820	(64,672,966)	(21,713,763)	72,840,333	(51,126,570)
Credit Suisse Capital, LLC	80,929,042	189,461,073	(270,390,115)	(62,775,017)	239,857,482	(177,082,465)
Deutsche Bank AG London	28,542,187	163,591,294	(192,133,481)	(33,202,943)	204,713,723	(171,510,780)
Merrill Lynch International	13,610,281	53,124,831	(66,735,112)	(14,666,852)	111,572,347	(96,905,495)
Morgan Stanley Capital Services	10,303,657	75,229,506	(85,533,163)	14,167,802	44,066,293	(58,234,095)

Total	$143,102,351	$599,672,732	$(742,775,083)	$(94,845,245)	$718,397,648	$(623,552,403)

196	DIREXION ANNUAL REPORT

	Direxion Daily BRIC Bull 3X Shares			Direxion Daily BRIC Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$448,082	$1,722,521	$(2,170,603)	$(491,747)	$1,457,906	$(966,159)
Merrill Lynch International	69,076	306,851	(375,927)	(43,338)	220,387	(177,049)

Total	$517,158	$2,029,372	$(2,546,530)	$(535,085)	$1,678,293	$(1,143,208)

	Direxion Daily China Bull 3X Shares			Direxion Daily China Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(799,119)	$4,532,393	$(3,733,274)	$79,904	$1,247,227	$(1,327,131)
Credit Suisse Capital, LLC	2,049,245	11,141,420	(13,190,665)	(434,513)	2,181,649	(1,747,136)
Deutsche Bank AG London	933,016	5,461,324	(6,394,340)	(594,884)	2,129,284	(1,534,400)
Morgan Stanley Capital Services	3,907,677	12,161,161	(16,068,838)	698,891	2,820,179	(3,519,070)

Total	$6,090,819	$33,296,298	$(39,387,117)	$(250,602)	$8,378,339	$(8,127,737)

	Direxion Daily Developed Markets Bull 3X Shares			Direxion Daily Developed Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(31,658)	$1,127,947	$(1,096,289)	$177,826	$982,716	$(1,160,542)
Citibank N.A.	—	—	—	—	170,056	(170,056)
Credit Suisse Capital, LLC	(1,111,382)	10,435,268	(9,323,886)	1,846,745	4,721,847	(6,568,592)
Deutsche Bank AG London	699,634	4,574,774	(5,274,408)	(224,194)	2,842,618	(2,618,424)
Merrill Lynch International	—	151	(151)	—	—	—
Morgan Stanley Capital Services	63,782	1,609,926	(1,673,708)	(163,414)	506,267	(342,853)

Total	$(379,624)	$17,748,066	$(17,368,442)	$1,636,963	$9,223,504	$(10,860,467)

	Direxion Daily Emerging Markets Bull 3X Shares			Direxion Daily Emerging Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$144,606	$35,936,742	$(36,081,348)	$1,895,850	$7,052,463	$(8,948,313)
Citibank N.A.	(696,355)	21,159,095	(20,462,740)	4,922,731	6,927,975	(11,850,706)
Credit Suisse Capital, LLC	7,738,265	148,247,168	(155,985,433)	(4,969,839)	25,488,925	(20,519,086)
Deutsche Bank AG London	29,435,969	75,707,754	(105,143,723)	(6,552,340)	29,146,172	(22,593,832)
Merrill Lynch International	(1,669,755)	16,408,607	(14,738,852)	(249,351)	7,840,008	(7,590,657)
Morgan Stanley Capital Services	(7,287,506)	28,174,042	(20,886,536)	3,981,717	7,597,934	(11,579,651)

Total	$27,665,224	$325,633,408	$(353,298,632)	$(971,232)	$84,053,477	$(83,082,245)

	Direxion Daily India Bull 3X Shares			Direxion Daily India Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$8	$(8)
Credit Suisse Capital, LLC	287,729	4,002,362	(4,290,091)	(106,856)	690,547	(583,691)
Merrill Lynch International	(1,644)	220,498	(218,854)	(7,528)	190,258	(182,730)
Morgan Stanley Capital Services	(1,553,462)	7,025,592	(5,472,130)	296,786	1,210,152	(1,506,938)

Total	$(1,267,377)	$11,248,452	$(9,981,075)	$182,402	$2,090,965	$(2,273,367)

DIREXION ANNUAL REPORT	197

	Direxion Daily Latin America Bull 3X Shares			Direxion Daily Latin America Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(210,014)	$914,723	$(704,709)
Credit Suisse Capital, LLC	3,579,456	13,167,059	(16,746,515)	(398,857)	1,502,124	(1,103,267)
Deutsche Bank AG London	1,854,962	9,603,065	(11,458,027)	(173,363)	685,470	(512,107)
Merrill Lynch International	—	—	—	—	15	(15)
Morgan Stanley Capital Services	(279,218)	10,781,125	(10,501,907)	140,648	900,000	(1,040,648)

Total	$5,155,200	$33,551,249	$(38,706,449)	$(641,586)	$4,002,332	$(3,360,746)

	Direxion Daily Russia Bull 3X Shares			Direxion Daily Russia Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(80,019)	$824,025	$(744,006)	$24,357	$134,959	$(159,316)
Credit Suisse Capital, LLC	1,216,979	2,900,120	(4,117,099)	1,003,219	1,180,233	(2,183,452)
Merrill Lynch International	251,078	2,139,955	(2,391,033)	(59,168)	570,006	(510,838)
Morgan Stanley Capital Services	647,931	2,210,010	(2,857,941)	297,939	990,013	(1,287,952)

Total	$2,035,969	$8,074,110	$(10,110,079)	$1,266,347	$2,875,211	$(4,141,558)

	Direxion Daily Agribusiness Bull 3X Shares			Direxion Daily Agribusiness Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$521,878	$3,016,223	$(3,538,101)	$(20,791)	$240,231	$(219,440)
Merrill Lynch International	(63,600)	700,007	(636,407)	(51,513)	200,008	(148,495)
Morgan Stanley Capital Services	—	—	—	(442,915)	—	(442,915)

Total	$458,278	$3,716,230	$(4,174,508)	$(515,219)	$440,239	$(810,850)

	Direxion Daily Basic Materials Bull 3X Shares			Direxion Daily Basic Materials Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(7,759)	$351,580	$(343,821)	$(335)	$52,314	$(51,979)
Credit Suisse Capital, LLC	158,483	796,637	(955,120)	75,207	240,000	(315,207)
Deutsche Bank AG London	457,299	1,291,676	(1,748,975)	774,374	1,749,346	(2,523,720)

Total	$608,023	$2,439,893	$(3,047,916)	$849,246	$2,041,660	$(2,890,906)

	Direxion Daily Gold Miners Bull 3X Shares			Direxion Daily Gold Miners Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$2	$(2)
Credit Suisse Capital, LLC	(421,850)	31,125,000	(30,703,150)	217,953	2,000,397	(2,218,350)
Deutsche Bank AG London	(2,196,818)	15,933,301	(13,736,483)	104,452	828,291	(932,743)
Morgan Stanley Capital Services	1,710,512	13,100,087	(14,810,599)	(229,048)	1,080,029	(850,981)

Total	$(908,156)	$60,158,388	$(59,250,232)	$93,357	$3,908,719	$(4,002,076)

	Direxion Daily Healthcare Bull 3X Shares			Direxion Daily Healthcare Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$69,060	$3,113,860	$(3,182,920)	$403,229	$1,650,000	$(2,053,229)
Merrill Lynch International	(2,169)	2	(2,171)	(5,254)	5	(5,259)

Total	$66,891	$3,113,862	$(3,185,091)	$397,975	$1,650,005	$(2,058,488)

198	DIREXION ANNUAL REPORT

	Direxion Daily Natural Gas Related Bull 3X Shares			Direxion Daily Natural Gas Related Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$887,062	$4,031,012	$(4,918,074)	$(118,085)	$600,600	$(482,515)
Deutsche Bank AG London	(238,840)	1,753,166	(1,514,326)	225,040	352,931	(577,971)
Morgan Stanley Capital Services	91,927	1,390,018	(1,481,945)	(59,015)	260,000	(200,985)

Total	$740,149	$7,174,196	$(7,914,345)	$47,940	$1,213,531	$(1,261,471)

	Direxion Daily Retail Bull 3X Shares			Direxion Daily Retail Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$10,204	$620,546	$(630,750)	$(1,157)	$270,121	$(268,964)
Deutsche Bank AG London	405,042	865,272	(1,270,314)	(437,507)	1,063,695	(626,188)
Merrill Lynch International	—	460,001	(460,001)	—	—	—

Total	$415,246	$1,945,819	$(2,361,065)	$(438,664)	$1,333,816	$(895,152)

	Direxion Daily Semiconductor Bull 3X Shares			Direxion Daily Semiconductor Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$1,800,957	$8,107,902	$(9,908,859)	$—	$192,070	$(192,070)
Credit Suisse Capital, LLC	10,109,601	33,985,140	(44,094,741)	(650,558)	1,983,691	(1,333,133)
Deutsche Bank AG London	2,267,177	24,679,813	(26,946,990)	(1,483,360)	9,625,296	(8,141,936)
Merrill Lynch International	3,490,442	8,872,282	(12,362,724)	(1,004,387)	2,957,880	(1,953,493)
Morgan Stanley Capital Services	1,650,237	5,260,012	(6,910,249)	(552,074)	1,330,015	(777,941)

Total	$19,318,414	$80,905,149	$(100,223,563)	$(3,690,379)	$16,088,952	$(12,398,573)

	Direxion Daily Energy Bull 3X Shares			Direxion Daily Energy Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(208,488)	$14,066,450	$(13,857,962)	$(1,866,243)	$11,877,322	$(10,011,079)
Citibank N.A.	8,994,618	15,732,378	(24,726,996)	484,651	1,200,161	(1,684,812)
Credit Suisse Capital, LLC	29,333,954	175,566,488	(204,900,442)	(2,672,704)	20,420,645	(17,747,941)
Deutsche Bank AG London	29,069,495	61,257,718	(90,327,213)	(7,891,623)	33,723,968	(25,832,345)
Morgan Stanley Capital Services	4,929,503	34,021,422	(38,950,925)	1,674,010	9,700,282	(11,374,292)

Total	$72,119,082	$300,644,456	$(372,763,538)	$(10,271,909)	$76,922,378	$(66,650,469)

	Direxion Daily Financial Bull 3X Shares			Direxion Daily Financial Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(14,272,734)	$58,561,922	$(44,289,188)	$(9,349,896)	$67,115,049	$(57,765,153)
Citibank N.A.	(13,551,495)	75,925,434	(62,373,939)	(7,054,473)	92,569,425	(85,514,952)
Credit Suisse Capital, LLC	98,118,203	524,975,961	(623,094,164)	(163,619,578)	562,255,818	(398,636,240)
Deutsche Bank AG London	146,740,602	371,380,078	(518,120,680)	(11,411,305)	109,360,064	(97,948,759)
Merrill Lynch International	(217,439)	33,545,385	(33,327,946)	(11,959,368)	60,568,010	(48,608,642)
Morgan Stanley Capital Services	(2,003,744)	51,359,634	(49,355,890)	(21,023,222)	71,906,405	(50,883,183)

Total	$214,813,393	$1,115,748,414	$(1,330,561,807)	$(224,417,842)	$963,774,771	$(739,356,929)

DIREXION ANNUAL REPORT	199

	Direxion Daily Real Estate Bull 3X Shares			Direxion Daily Real Estate Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(1,364,725)	$12,853,548	$(11,488,823)	$296,212	$7,561,334	$(7,857,546)
Credit Suisse Capital, LLC	11,876,091	37,939,756	(49,815,847)	(777,100)	2,567,179	(1,790,079)
Deutsche Bank AG London	13,196,795	27,033,794	(40,230,589)	(1,513,995)	4,546,167	(3,032,172)
Merrill Lynch International	458,744	3,970,043	(4,428,787)	(1,063,241)	8,696,175	(7,632,934)
Morgan Stanley Capital Services	(2,694,719)	23,010,636	(20,315,917)	80,188	4,501,050	(4,581,238)

Total	$21,472,186	$104,807,777	$(126,279,963)	$(2,977,936)	$27,871,905	$(24,893,969)

	Direxion Daily Technology Bull 3X Shares			Direxion Daily Technology Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$2,715,589	$10,471,133	$(13,186,722)	$(328,220)	$1,212,323	$(884,103)
Credit Suisse Capital, LLC	6,185,864	65,045,954	(71,231,818)	(2,133,417)	15,964,721	(13,831,304)
Deutsche Bank AG London	17,257,560	40,063,783	(57,321,343)	(37,702)	111,956	(74,254)
Merrill Lynch International	9,675,556	23,878,392	(33,553,948)	(3,615,047)	13,190,620	(9,575,573)

Total	$35,834,569	$139,459,262	$(175,293,831)	$(6,114,386)	$30,479,620	$(24,365,234)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares			Direxion Daily 7-10 Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$69,164	$541,346	$(610,510)	$(201,155)	$5,452,202	$(5,251,047)
Deutsche Bank AG London	1,001,782	3,811,338	(4,813,120)	(14,913,334)	44,809,982	(29,896,648)
Morgan Stanley Capital Services	—	135	(135)	(3,000,276)	7,690,673	(4,690,397)

Total	$1,070,946	$4,352,819	$(5,423,765)	$(18,114,765)	$57,952,857	$(39,838,092)

	Direxion Daily 20+ Year Treasury Bull 3X Shares			Direxion Daily 20+ Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$37,872	$(37,872)	$—	$14,476	$(14,476)
Credit Suisse Capital, LLC	521,880	8,742,006	(9,263,886)	(16,410,767)	93,866,475	(77,455,708)
Deutsche Bank AG London	(170,382)	5,389,759	(5,219,377)	(3,024,691)	69,327,999	(66,303,308)
Merrill Lynch International	—	790,005	(790,005)	—	80,126	(80,126)
Morgan Stanley Capital Services	797,272	3,370,295	(4,167,567)	(22,030,034)	46,093,945	(24,063,911)

Total	$1,148,770	$18,329,937	$(19,478,707)	$(41,465,492)	$209,383,021	$(167,917,529)

At October 31, 2011, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

c)  Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d)  Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

200	DIREXION ANNUAL REPORT

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended October 31, 2011 and October 31, 2010 were as follows:

	Period Ended October 31, 2011			Period Ended October 31, 2010
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain	Distributions Paid From Return of Capital
Direxion Daily Total Market Bear 1X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Large Cap Bull 3X Shares	—	—	—	34,746,222	7,631	—
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	3,217,175	643,838	—	10,377,067	6,018	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	35,325,930	77,400	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily BRIC Bull 3X Shares	68,390	—	3,013	33,358	—	—
Direxion Daily BRIC Bear 3X Shares	1,865	—	—	—	—	—
Direxion Daily China Bull 3X Shares	1,867,105	—	—	119,997	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	2,233,277	—	—	4,725,658	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	12,262,138	120,999	—	48,738,349	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily India Bull 3X Shares	101,976	—	—	—	—	—
Direxion Daily India Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	3,222,351	—	—	211,518	—	—
Direxion Daily Latin America Bear 3X Shares	312,935	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—

DIREXION ANNUAL REPORT	201

	Period Ended October 31, 2011			Period Ended October 31, 2010
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gains	Distributions Paid From Return of Capital	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain	Distributions Paid From Return of Capital
Direxion Daily Agribusiness Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Agribusiness Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Basic Materials Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	4,000	1,366	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	65,396	—	—	2,340	—	—
Direxion Daily Retail Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	15,420	—	—
Direxion Daily Semiconductor Bear 3X Shares	725,779	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	17,571,396	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	2,362,621	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	181,738	—	—	10,587,046	70,821	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	396,923	—	—
Direxion Daily Technology Bull 3X Shares	4,538,787	—	—	30,771,618	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	667,921	28,045	—	164,381	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	1,628,354	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	555,758	34,690	—	1,536,210	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	10,152,925	—	502,690

At October 31, 2011, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Direxion Daily Total Market Bear 1X Shares	$199,643	$—	$(249,371)	$(49,728)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	(67,332)	(383,432)	(450,764)

202	DIREXION ANNUAL REPORT

Funds	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Direxion Daily 20+ Year Treasury Bear 1X Shares	$—	$(282,257)	$(681,296)	$(963,553)
Direxion Daily Total Bond Market Bear 1X Shares	—	(72,234)	(774,792)	(847,026)
Direxion Daily Large Cap Bull 3X Shares	(73,743)	—	(20,889,113)	(20,962,856)
Direxion Daily Large Cap Bear 3X Shares	(53,450)	(471,573,086)	(138,901,114)	(610,527,650)
Direxion Daily Mid Cap Bull 3X Shares	2,660,529	11,249,572	(10,380,847)	3,529,254
Direxion Daily Mid Cap Bear 3X Shares	—	(32,768,804)	(10,656,301)	(43,425,105)
Direxion Daily Small Cap Bull 3X Shares	(22,498)	—	(226,944,384)	(226,966,882)
Direxion Daily Small Cap Bear 3X Shares	(23,421)	(659,077,296)	(610,149,849)	(1,269,250,566)
Direxion Daily BRIC Bull 3X Shares	—	(267,011)	(1,228,718)	(1,495,729)
Direxion Daily BRIC Bear 3X Shares	124,256	—	(1,248,646)	(1,124,390)
Direxion Daily China Bull 3X Shares	—	—	(21,010,656)	(21,010,656)
Direxion Daily China Bear 3X Shares	—	(2,295,087)	(5,469,276)	(7,764,363)
Direxion Daily Developed Markets Bull 3X Shares	639,000	592,108	(9,685,030)	(8,453,922)
Direxion Daily Developed Markets Bear 3X Shares	—	(13,024,047)	(9,907,399)	(22,931,446)
Direxion Daily Emerging Markets Bull 3X Shares	—	—	(161,638,209)	(161,638,209)
Direxion Daily Emerging Markets Bear 3X Shares	—	(131,217,855)	(72,741,335)	(203,959,190)
Direxion Daily India Bull 3X Shares	—	(1,150,428)	(6,151,608)	(7,302,036)
Direxion Daily India Bear 3X Shares	—	(536,857)	(514,263)	(1,051,120)
Direxion Daily Latin America Bull 3X Shares	372,521	3,145,496	(15,827,094)	(12,309,077)
Direxion Daily Latin America Bear 3X Shares	—	(1,562,853)	(3,861,260)	(5,424,113)
Direxion Daily Russia Bull 3X Shares	—	(468,391)	(529,772)	(998,163)
Direxion Daily Russia Bear 3X Shares	—	(649,297)	198,175	(451,122)
Direxion Daily Agribusiness Bull 3X Shares	—	(455,384)	(1,311,366)	(1,766,750)
Direxion Daily Agribusiness Bear 3X Shares	249,665	—	(1,844,071)	(1,594,406)
Direxion Daily Basic Materials Bull 3X Shares	—	(710,002)	(545,197)	(1,255,199)
Direxion Daily Basic Materials Bear 3X Shares	—	(257,858)	267,207	9,349
Direxion Daily Gold Miners Bull 3X Shares	3,413,457	—	(9,393,640)	(5,980,183)
Direxion Daily Gold Miners Bear 3X Shares	296,490	—	(639,372)	(342,882)
Direxion Daily Healthcare Bull 3X Shares	75,364	—	(1,132,166)	(1,056,802)
Direxion Daily Healthcare Bear 3X Shares	216,187	—	(360,934)	(144,747)
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	(2,769,646)	(2,769,646)
Direxion Daily Natural Gas Related Bear 3X Shares	—	(1,319,402)	(931,860)	(2,251,262)
Direxion Daily Retail Bull 3X Shares	148,612	141,208	353,916	643,736
Direxion Daily Retail Bear 3X Shares	—	(661,660)	(1,280,253)	(1,941,913)
Direxion Daily Semiconductor Bull 3X Shares	—	(12,629,226)	(14,830,355)	(27,459,581)
Direxion Daily Semiconductor Bear 3X Shares	—	(961,396)	(6,408,763)	(7,370,159)
Direxion Daily Energy Bull 3X Shares	(10,319)	—	(14,031,609)	(14,041,928)
Direxion Daily Energy Bear 3X Shares	(5,444)	(42,176,983)	(53,404,832)	(95,587,259)
Direxion Daily Financial Bull 3X Shares	(30,669)	—	(670,830,647)	(670,861,316)
Direxion Daily Financial Bear 3X Shares	(35,029)	(2,353,321,597)	(732,180,204)	(3,085,536,830)
Direxion Daily Real Estate Bull 3X Shares	1,704,451	3,181,811	(29,144,935)	(24,258,673)
Direxion Daily Real Estate Bear 3X Shares	—	(122,597,028)	(17,100,926)	(139,697,954)
Direxion Daily Technology Bull 3X Shares	—	—	5,259,799	5,259,799
Direxion Daily Technology Bear 3X Shares	(1,751)	(61,910,797)	(23,612,818)	(85,525,366)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	168,471	—	846,521	1,014,992
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	(16,146,479)	(23,095,909)	(39,242,388)
Direxion Daily 20+ Year Treasury Bull 3X Shares	294,902	8,782	(1,923,453)	(1,619,769)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	(195,753,362)	(231,015,898)	(426,769,260)

DIREXION ANNUAL REPORT	203

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Total Market Bear 1X Shares	$2,674,539	$—	$(104,514)	$(104,514)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	131,035	—	(131,035)	(131,035)
Direxion Daily 20+ Year Treasury Bear 1X Shares	1,387,036	—	(510,280)	(510,280)
Direxion Daily Total Bond Market Bear 1X Shares	189,162	—	(189,162)	(189,162)
Direxion Daily Large Cap Bull 3X Shares	184,654,779	599,954	(44,108,498)	(43,508,544)
Direxion Daily Large Cap Bear 3X Shares	235,013,053	—	(117,411,745)	(117,411,745)
Direxion Daily Mid Cap Bull 3X Shares	63,468,006	377,388	(18,009,171)	(17,631,783)
Direxion Daily Mid Cap Bear 3X Shares	19,569,406	—	(10,313,303)	(10,313,303)
Direxion Daily Small Cap Bull 3X Shares	945,599,467	—	(370,046,735)	(370,046,735)
Direxion Daily Small Cap Bear 3X Shares	993,844,770	—	(515,304,604)	(515,304,604)
Direxion Daily BRIC Bull 3X Shares	2,866,048	95,656	(1,841,531)	(1,745,875)
Direxion Daily BRIC Bear 3X Shares	933,948	—	(713,561)	(713,561)
Direxion Daily China Bull 3X Shares	56,566,361	1,381,023	(28,482,498)	(27,101,475)
Direxion Daily China Bear 3X Shares	11,415,364	—	(5,218,674)	(5,218,674)
Direxion Daily Developed Markets Bull 3X Shares	23,198,024	—	(9,305,406)	(9,305,406)
Direxion Daily Developed Markets Bear 3X Shares	16,046,020	—	(11,544,362)	(11,544,362)
Direxion Daily Emerging Markets Bull 3X Shares	490,168,673	—	(189,303,433)	(189,303,433)
Direxion Daily Emerging Markets Bear 3X Shares	130,334,654	—	(71,770,103)	(71,770,103)
Direxion Daily India Bull 3X Shares	14,752,674	—	(4,884,232)	(4,884,232)
Direxion Daily India Bear 3X Shares	2,097,083	—	(696,665)	(696,665)
Direxion Daily Latin America Bull 3X Shares	53,223,543	—	(20,982,294)	(20,982,294)
Direxion Daily Latin America Bear 3X Shares	5,719,882	—	(3,219,674)	(3,219,674)
Direxion Daily Russia Bull 3X Shares	10,409,732	239,085	(2,804,826)	(2,565,741)
Direxion Daily Russia Bear 3X Shares	2,763,150	—	(1,068,172)	(1,068,172)
Direxion Daily Agribusiness Bull 3X Shares	4,345,776	—	(1,769,644)	(1,769,644)
Direxion Daily Agribusiness Bear 3X Shares	1,528,860	—	(1,328,852)	(1,328,852)
Direxion Daily Basic Materials Bull 3X Shares	2,946,766	—	(1,153,220)	(1,153,220)
Direxion Daily Basic Materials Bear 3X Shares	2,383,699	—	(582,039)	(582,039)
Direxion Daily Gold Miners Bull 3X Shares	66,933,872	1,063,129	(9,548,613)	(8,485,484)
Direxion Daily Gold Miners Bear 3X Shares	2,641,051	—	(732,729)	(732,729)
Direxion Daily Healthcare Bull 3X Shares	3,212,242	—	(1,199,057)	(1,199,057)
Direxion Daily Healthcare Bear 3X Shares	758,914	—	(758,909)	(758,909)
Direxion Daily Natural Gas Related Bull 3X Shares	10,151,848	187,818	(3,697,613)	(3,509,795)
Direxion Daily Natural Gas Related Bear 3X Shares	1,592,731	—	(979,800)	(979,800)
Direxion Daily Retail Bull 3X Shares	2,006,729	7,773	(69,103)	(61,330)
Direxion Daily Retail Bear 3X Shares	1,905,284	—	(841,589)	(841,589)
Direxion Daily Semiconductor Bull 3X Shares	110,475,755	691,589	(34,840,358)	(34,148,769)
Direxion Daily Semiconductor Bear 3X Shares	16,823,645	—	(2,718,384)	(2,718,384)
Direxion Daily Energy Bull 3X Shares	294,248,263	8,112	(86,158,803)	(86,150,691)
Direxion Daily Energy Bear 3X Shares	99,634,656	—	(43,132,923)	(43,132,923)
Direxion Daily Financial Bull 3X Shares	1,885,132,625	88,219	(885,732,259)	(885,644,040)
Direxion Daily Financial Bear 3X Shares	909,281,315	—	(507,762,362)	(507,762,362)
Direxion Daily Real Estate Bull 3X Shares	146,164,231	1,019,698	(51,636,819)	(50,617,121)
Direxion Daily Real Estate Bear 3X Shares	39,427,716	—	(14,122,990)	(14,122,990)
Direxion Daily Technology Bull 3X Shares	154,973,035	1,286,365	(31,861,134)	(30,574,769)
Direxion Daily Technology Bear 3X Shares	32,013,331	—	(17,498,432)	(17,498,432)

204	DIREXION ANNUAL REPORT

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$4,035,898	$—	$(224,425)	$(224,425)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	57,481,799	—	(4,981,144)	(4,981,144)
Direxion Daily 20+ Year Treasury Bull 3X Shares	15,290,397	—	(3,072,223)	(3,072,223)
Direxion Daily 20+ Year Treasury Bear 3X Shares	305,066,952	—	(189,550,406)	(189,550,406)

The difference between book cost of investments and tax cost of investments are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate investment trusts (“REITs”).

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

Funds	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Losses) on Investments	Paid-in Capital
Direxion Daily Total Market Bear 1X Shares	$10,089	$(7,979)	$(2,110)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	14,034	—	(14,034)
Direxion Daily 20+ Year Treasury Bear 1X Shares	13,508	—	(13,508)
Direxion Daily Total Bond Market Bear 1X Shares	72,699	—	(72,699)
Direxion Daily Large Cap Bull 3X Shares	1,453,086	(91,123,727)	89,670,641
Direxion Daily Large Cap Bear 3X Shares	1,728,604	—	(1,728,604)
Direxion Daily Mid Cap Bull 3X Shares	351,246	(15,180,242)	14,828,996
Direxion Daily Mid Cap Bear 3X Shares	129,113	—	(129,113)
Direxion Daily Small Cap Bull 3X Shares	4,975,953	(349,667,191)	344,691,238
Direxion Daily Small Cap Bear 3X Shares	6,049,547	—	(6,049,547)
Direxion Daily BRIC Bull 3X Shares	4,347	(1,333)	(3,014)
Direxion Daily BRIC Bear 3X Shares	25,823	(25,823)	—
Direxion Daily China Bull 3X Shares	156,275	(1,532,497)	1,376,222
Direxion Daily China Bear 3X Shares	103,879	—	(103,879)
Direxion Daily Developed Markets Bull 3X Shares	703,275	(3,680,528)	2,977,253
Direxion Daily Developed Markets Bear 3X Shares	136,626	—	(136,626)
Direxion Daily Emerging Markets Bull 3X Shares	3,168,978	(119,826,803)	116,657,825
Direxion Daily Emerging Markets Bear 3X Shares	966,537	—	(966,537)
Direxion Daily India Bull 3X Shares	159,698	497,636	(657,334)
Direxion Daily India Bear 3X Shares	32,581	—	(32,581)
Direxion Daily Latin America Bull 3X Shares	751,361	(1,492,591)	741,230
Direxion Daily Latin America Bear 3X Shares	38,823	33	(38,856)
Direxion Daily Russia Bull 3X Shares	19,912	—	(19,912)
Direxion Daily Russia Bear 3X Shares	17,110	—	(17,110)
Direxion Daily Agribusiness Bull 3X Shares	22,144	—	(22,144)
Direxion Daily Agribusiness Bear 3X Shares	15,844	(854,477)	838,633
Direxion Daily Basic Materials Bull 3X Shares	3,553	—	(3,553)
Direxion Daily Basic Materials Bear 3X Shares	16,133	—	(16,133)
Direxion Daily Gold Miners Bull 3X Shares	315,289	(671,171)	355,882
Direxion Daily Gold Miners Bear 3X Shares	72,968	(685,634)	612,666
Direxion Daily Healthcare Bull 3X Shares	2,088	—	(2,088)
Direxion Daily Healthcare Bear 3X Shares	15,916	(13,806)	(2,110)
Direxion Daily Natural Gas Related Bull 3X Shares	58,129	(588,427)	530,298
Direxion Daily Natural Gas Related Bear 3X Shares	20,328	—	(20,328)

DIREXION ANNUAL REPORT	205

Funds	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Losses) on Investments	Paid-in Capital
Direxion Daily Retail Bull 3X Shares	$33,969	$(2,176,420)	$2,142,451
Direxion Daily Retail Bear 3X Shares	22,289	—	(22,289)
Direxion Daily Semiconductor Bull 3X Shares	554,571	(1,388,708)	834,137
Direxion Daily Semiconductor Bear 3X Shares	178,852	1	(178,853)
Direxion Daily Energy Bull 3X Shares	1,386,934	(180,120,464)	178,733,530
Direxion Daily Energy Bear 3X Shares	623,844	—	(623,844)
Direxion Daily Financial Bull 3X Shares	8,956,615	(148,639,103)	139,682,488
Direxion Daily Financial Bear 3X Shares	7,586,621	—	(7,586,621)
Direxion Daily Real Estate Bull 3X Shares	(179,124)	(76,802,585)	76,981,709
Direxion Daily Real Estate Bear 3X Shares	408,244	—	(408,244)
Direxion Daily Technology Bull 3X Shares	1,448,465	(73,621,191)	72,172,726
Direxion Daily Technology Bear 3X Shares	375,753	—	(375,753)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	139,523	(2,226,844)	2,087,321
Direxion Daily 7-10 Year Treasury Bear 3X Shares	636,689	—	(636,689)
Direxion Daily 20+ Year Treasury Bull 3X Shares	298,047	(15,227,448)	14,929,401
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,480,599	—	(3,480,599)

Net investment income and realized gains and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sale of REITs and PFICs, and utilization of earning and profits distributed to shareholders on redemption of shares.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactments. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2011, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains which do not expire as per the guidelines set forth in the Act:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Direxion Daily Total Market Bear 1X Shares	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	—
Direxion Daily Russia Bull 3X Shares	468,391	—
Direxion Daily Russia Bear 3X Shares	649,297	—
Direxion Daily Agribusiness Bull 3X Shares	455,384	—
Direxion Daily Agribusiness Bear 3X Shares	—	—
Direxion Daily Basic Materials Bull 3X Shares	710,002	—
Direxion Daily Basic Materials Bear 3X Shares	257,858	—
Direxion Daily Healthcare Bull 3X Shares	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—

206	DIREXION ANNUAL REPORT

At October 31, 2011, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017
Direxion Daily Large Cap Bull 3X Shares	$—	$—	$—
Direxion Daily Large Cap Bear 3X Shares	227,849,840	243,723,246	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587
Direxion Daily BRIC Bull 3X Shares	267,011	—	—
Direxion Daily BRIC Bear 3X Shares	—	—	—
Direxion Daily China Bull 3X Shares	—	—	—
Direxion Daily China Bear 3X Shares*	—	2,295,087	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554
Direxion Daily India Bull 3X Shares	1,150,428	—	—
Direxion Daily India Bear 3X Shares	289,373	247,484	—
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Latin America Bear 3X Shares	1,562,853	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares**	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	1,283,587	35,815	—
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily Retail Bear 3X Shares	544,337	117,323	—
Direxion Daily Semiconductor Bull 3X Shares	11,358,224	1,271,002	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062
Direxion Daily Financial Bull 3X Shares	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,070	93,882,293	—

*	During the year ended October 31, 2010, the Fund utilized capital losses of $133,417.
**	During the year ended October 31, 2010, the Fund utilized capital losses of $46,745.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2011, open Federal and state income tax years include the tax years ended October 31, 2009, October 31, 2010 and October 31, 2011. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

DIREXION ANNUAL REPORT	207

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund is displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets.

4.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the period ended October 31, 2011. The Purchase column represents the aggregate purchases of investments excluding cost of in-kind purchases, short-term investments purchases, and swaps contracts. The Sales column represents the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases In-Kind are the aggregate of all in-kind purchases and Sales In-Kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Total Market Bear 1X Shares	$—	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—
Direxion Daily Large Cap Bull 3X Shares	124,118,088	179,190,616	565,562,894	530,487,339
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	13,759,526	9,304,075	25,029,590	18,301,146
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	871,938,003	375,480,186	1,433,714,396	1,900,973,733
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily BRIC Bull 3X Shares	150,926	3,810,379	2,166,902	—
Direxion Daily BRIC Bear 3X Shares	—	—	—	—
Direxion Daily China Bull 3X Shares	7,157,876	21,179,272	3,503,492	—
Direxion Daily China Bear 3X Shares	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	15,245,735	24,195,228	10,246,531	8,536,160

208	DIREXION ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Developed Markets Bear 3X Shares	$—	$—	$—	$—
Direxion Daily Emerging Markets Bull 3X Shares	200,403,110	206,846,198	418,659,797	447,888,542
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily India Bull 3X Shares	—	—	9,777,987	9,079,828
Direxion Daily India Bear 3X Shares	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	17,510,256	27,585,768	8,071,231	1,065,379
Direxion Daily Latin America Bear 3X Shares	—	—	—	—
Direxion Daily Russia Bull 3X Shares	1,995,799	2,392,938	3,173,593	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily Agribusiness Bull 3X Shares	1,987,088	—	—	—
Direxion Daily Agribusiness Bear 3X Shares	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	991,354	2,275,558	1,928,042	—
Direxion Daily Basic Materials Bear 3X Shares	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	1,995,623	58,165,010	108,563,329	20,672,848
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	988,038	781,260	1,990,413	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	1,716,095	124,467,990	129,355,533	4,766,324
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	2,410,758	7,152,898	5,865,086	3,106,593
Direxion Daily Retail Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	26,077,007	20,502,305	95,532,161	89,334,206
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	253,707,283	349,118,352	1,442,538,081	1,306,718,905
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	899,399,276	225,822,299	3,012,811,763	4,026,111,004
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	47,405,350	41,390,489	180,818,439	189,737,655
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	7,331,112	8,242,076	203,992,781	224,596,991
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	9,131,610	2,095,816	—	4,952,645
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% (0.45% for Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares) at an annual rate based on its average daily net assets.

DIREXION ANNUAL REPORT	209

Effective September 1, 2011, the Adviser has contractually agreed to waive a portion of its fees, as listed in the table below, through March 31, 2013, for those Funds that have an advisory fee rate of 0.75% and reach the following asset levels based on a Fund’s daily net assets):

Net Asset Range			Advisory Fee Rate
$0	>	$1,500,000,000	0.75%
$1,500,000,000	>	$2,000,000,000	0.70%
$2,000,000,000	>	$2,500,000,000	0.65%
$2,500,000,000	>	$3,000,000,000	0.60%
$3,000,000,000	>	$3,500,000,000	0.55%
$3,500,000,000	>	$4,000,000,000	0.50%
$4,000,000,000	>	$4,500,000,000	0.45%
$4,500,000,000	>		0.40%

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95% (0.65% for Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares) of daily net assets at least until March 1, 2013. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The amounts the Adviser recouped, the amounts the Adviser reimbursed and waived, the amounts available for potential recoupment by the Adviser and the expiration schedule at October 31, 2011 are as follows:

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring			Total Potential Recoupment Amount
Funds			October 31, 2012	October 31, 2013	October 31, 2014
Direxion Daily Total Market Bear 1X Shares	$—	$47,971	$—	$—	$47,971	$47,971
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	57,940	—	—	57,940	57,940
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	58,056	—	—	58,056	58,056
Direxion Daily Total Bond Market Bear 1X Shares	—	50,165	—	—	50,165	50,165
Direxion Daily Large Cap Bull 3X Shares	—	196,813	494,106	231,585	196,813	922,504
Direxion Daily Large Cap Bear 3X Shares	—	184,289	366,856	245,600	184,289	796,745
Direxion Daily Mid Cap Bull 3X Shares	—	84,186	73,234	117,830	84,186	275,250
Direxion Daily Mid Cap Bear 3X Shares	—	53,462	54,465	57,407	53,462	165,334
Direxion Daily Small Cap Bull 3X Shares	—	458,971	363,194	388,976	458,971	1,211,141
Direxion Daily Small Cap Bear 3X Shares	—	471,868	275,349	441,007	471,868	1,188,224
Direxion Daily BRIC Bull 3X Shares	—	57,424	—	52,833	57,424	110,257
Direxion Daily BRIC Bear 3X Shares	—	55,674	—	46,849	55,674	102,523
Direxion Daily China Bull 3X Shares	—	58,680	—	61,664	58,680	120,344

210	DIREXION ANNUAL REPORT

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring			Total Potential Recoupment Amount
Funds			October 31, 2012	October 31, 2013	October 31, 2014
Direxion Daily China Bear 3X Shares	$—	$44,124	$—	$54,720	$44,124	$98,844
Direxion Daily Developed Markets Bull 3X Shares	—	99,810	110,686	128,151	99,810	338,647
Direxion Daily Developed Markets Bear 3X Shares	—	113,243	107,147	124,650	113,243	345,040
Direxion Daily Emerging Markets Bull 3X Shares	20	137,014	89,274	226,446	136,994	452,714
Direxion Daily Emerging Markets Bear 3X Shares	—	109,876	100,867	162,932	109,876	373,675
Direxion Daily India Bull 3X Shares	—	46,548	—	46,146	46,548	92,694
Direxion Daily India Bear 3X Shares	—	45,586	—	42,624	45,586	88,210
Direxion Daily Latin America Bull 3X Shares	—	130,389	—	143,332	130,389	273,721
Direxion Daily Latin America Bear 3X Shares	—	65,745	—	68,054	65,745	133,799
Direxion Daily Russia Bull 3X Shares	—	49,305	—	—	49,305	49,305
Direxion Daily Russia Bear 3X Shares	—	47,774	—	—	47,774	47,774
Direxion Daily Agribusiness Bull 3X Shares	—	48,739	—	—	48,739	48,739
Direxion Daily Agribusiness Bear 3X Shares	—	47,751	—	—	47,751	47,751
Direxion Daily Basic Materials Bull 3X Shares	—	41,511	—	—	41,511	41,511
Direxion Daily Basic Materials Bear 3X Shares	—	40,014	—	—	40,014	40,014
Direxion Daily Gold Miners Bull 3X Shares	2,097	64,405	—	—	62,308	62,308
Direxion Daily Gold Miners Bear 3X Shares	—	69,032	—	—	69,032	69,032
Direxion Daily Healthcare Bull 3X Shares	—	41,323	—	—	41,323	41,323
Direxion Daily Healthcare Bear 3X Shares	—	40,103	—	—	40,103	40,103
Direxion Daily Natural Gas Related Bull 3X Shares	—	50,908	—	32,254	50,908	83,162
Direxion Daily Natural Gas Related Bear 3X Shares	—	49,235	—	29,826	49,235	79,061
Direxion Daily Retail Bull 3X Shares	—	69,732	—	37,037	69,732	106,769
Direxion Daily Retail Bear 3X Shares	—	71,594	—	34,838	71,594	106,432
Direxion Daily Semiconductor Bull 3X Shares	—	81,238	—	70,233	81,238	151,471

DIREXION ANNUAL REPORT	211

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring			Total Potential Recoupment Amount
Funds			October 31, 2012	October 31, 2013	October 31, 2014
Direxion Daily Semiconductor Bear 3X Shares	$—	$56,523	$—	$43,292	$56,523	$99,815
Direxion Daily Energy Bull 3X Shares	85	62,139	132,992	95,853	62,054	290,899
Direxion Daily Energy Bear 3X Shares	—	79,437	69,846	96,100	79,437	245,383
Direxion Daily Financial Bull 3X Shares	34,088	47,124	224,739	402,641	13,036	640,416
Direxion Daily Financial Bear 3X Shares	28,987	211,970	423,467	376,722	182,983	983,172
Direxion Daily Real Estate Bull 3X Shares	—	47,965	30,016	126,145	47,965	204,126
Direxion Daily Real Estate Bear 3X Shares	—	88,452	38,955	109,566	88,452	236,973
Direxion Daily Technology Bull 3X Shares	—	63,119	58,525	97,188	63,119	218,832
Direxion Daily Technology Bear 3X Shares	—	51,556	51,370	77,090	51,556	180,016
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	62,151	62,153	102,789	62,151	227,093
Direxion Daily 7-10 Year Treasury Bear 3X Shares	318	15,562	60,856	88,451	15,244	164,551
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	44,789	59,927	99,456	44,789	204,172
Direxion Daily 20+ Year Treasury Bear 3X Shares	48,630	34,134	30,079	3,755	—	33,834

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

212	DIREXION ANNUAL REPORT

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at October 31, 2011:

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,570,025	$—	$—	$2,570,025	$—	$—	$—	$—
Other Financial Instruments**	—	(144,857)	—	(144,857)	—	(252,397)	—	(252,397)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$876,756	$—	$—	$876,756	$—	$—	$—	$—
Other Financial Instruments**	—	(171,016)	—	(171,016)	—	(585,630)	—	(585,630)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$41,590,758	$—	$—	$41,590,758	$—	$—	$—	$—
Short-Term Investments	99,555,477	—	—	99,555,477	117,601,308	—	—	117,601,308
Other Financial Instruments**	—	22,624,431	—	22,624,431	—	(21,489,369)	—	(21,489,369)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$20,377,728	$—	$—	$20,377,728	$—	$—	$—	$—
Short-Term Investments	25,458,495	—	—	25,458,495	9,256,103	—	—	9,256,103
Other Financial Instruments**	—	7,250,936	—	7,250,936	—	(342,998)	—	(342,998)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$165,341,073	$—	$—	$165,341,073	$—	$—	$—	$—
Short-Term Investments	410,211,659	—	—	410,211,659	478,540,166	—	—	478,540,166
Other Financial Instruments**	—	143,102,351	—	143,102,351	—	(94,845,245)	—	(94,845,245)

	Direxion Daily BRIC Bull 3X Shares				Direxion Daily BRIC Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$813,322	$—	$—	$813,322	$—	$—	$—	$—
Short-Term Investments	306,851	—	—	306,851	220,387	—	—	220,387
Other Financial Instruments**	—	517,158	—	517,158	—	(535,085)	—	(535,085)

DIREXION ANNUAL REPORT	213

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$7,310,009	$—	$—	$7,310,009	$—	$—	$—	$—
Short-Term Investments	22,154,877	—	—	22,154,877	6,196,690	—	—	6,196,690
Other Financial Instruments**	—	6,090,819	—	6,090,819	—	(250,602)	—	(250,602)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$6,579,819	$—	$—	$6,579,819	$—	$—	$—	$—
Short-Term Investments	7,312,799	—	—	7,312,799	4,501,658	—	—	4,501,658
Other Financial Instruments**	—	(379,624)	—	(379,624)	—	1,636,963	—	1,636,963

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$143,789,849	$—	$—	$143,789,849	$—	$—	$—	$—
Short-Term Investments	157,075,391	—	—	157,075,391	58,564,551	—	—	58,564,551
Other Financial Instruments**	—	27,665,224	—	27,665,224	—	(971,232)	—	(971,232)

	Direxion Daily India Bull 3X Shares				Direxion Daily India Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$2,707,426	$—	$—	$2,707,426	$—	$—	$—	$—
Short-Term Investments	7,161,016	—	—	7,161,016	1,400,418	—	—	1,400,418
Other Financial Instruments**	—	(1,267,377)	—	(1,267,377)	—	182,402	—	182,402

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$11,857,059	$—	$—	$11,857,059	$—	$—	$—	$—
Short-Term Investments	20,384,190	—	—	20,384,190	2,500,208	—	—	2,500,208
Other Financial Instruments**	—	5,155,200	—	5,155,200	—	(641,586)	—	(641,586)

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$2,670,002	$—	$—	$2,670,002	$—	$—	$—	$—
Short-Term Investments	5,173,989	—	—	5,173,989	1,694,978	—	—	1,694,978
Other Financial Instruments**	—	2,035,969	—	2,035,969	—	1,266,347	—	1,266,347

	Direxion Daily Agribusiness Bull 3X Shares				Direxion Daily Agribusiness Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$1,876,125	$—	$—	$1,876,125	$—	$—	$—	$—
Short-Term Investments	700,007	—	—	700,007	200,008	—	—	200,008
Other Financial Instruments**	—	458,278	—	458,278	—	(515,219)	—	(515,219)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Basic Materials Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$513,776	$—	$—	$513,776	$—	$—	$—	$—
Short-Term Investments	1,279,770	—	—	1,279,770	1,801,660	—	—	1,801,660
Other Financial Instruments**	—	608,023	—	608,023	—	849,246	—	849,246

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$29,415,000	$—	$—	$29,415,000	$—	$—	$—	$—
Short-Term Investments	29,033,388	—	—	29,033,388	1,908,322	—	—	1,908,322
Other Financial Instruments**	—	(908,156)	—	(908,156)	—	93,357	—	93,357

214	DIREXION ANNUAL REPORT

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity†	$2,013,183	$—	$—	$2,013,183	$—	$—	$—	$—
Short-Term Investments	2	—	—	2	5	—	—	5
Other Financial Instruments**	—	66,891	—	66,891	—	397,975	—	397,975

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$3,498,869	$—	$—	$3,498,869	$—	$—	$—	$—
Short-Term Investments	3,143,184	—	—	3,143,184	612,931	—	—	612,931
Other Financial Instruments**	—	740,149	—	740,149	—	47,940	—	47,940

	Direxion Daily Retail Bull 3X Shares				Direxion Daily Retail Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$620,126	$—	$—	$620,126	$—	$—	$—	$—
Short-Term Investments	1,325,273	—	—	1,325,273	1,063,695	—	—	1,063,695
Other Financial Instruments**	—	415,246	—	415,246	—	(438,664)	—	(438,664)

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$29,406,977	$—	$—	$29,406,977	$—	$—	$—	$—
Short-Term Investments	46,920,009	—	—	46,920,009	14,105,261	—	—	14,105,261
Other Financial Instruments**	—	19,318,414	—	19,318,414	—	(3,690,379)	—	(3,690,379)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$83,019,604	$—	$—	$83,019,604	$—	$—	$—	$—
Short-Term Investments	125,077,968	—	—	125,077,968	56,501,733	—	—	56,501,733
Other Financial Instruments**	—	72,119,082	—	72,119,082	—	(10,271,909)	—	(10,271,909)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$408,716,132	$—	$—	$408,716,132	$—	$—	$—	$—
Short-Term Investments	590,772,453	—	—	590,772,453	401,518,953	—	—	401,518,953
Other Financial Instruments**	—	214,813,393	—	214,813,393	—	(224,417,842)	—	(224,417,842)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$28,679,089	$—	$—	$28,679,089	$—	$—	$—	$—
Short-Term Investments	66,868,021	—	—	66,868,021	25,304,726	—	—	25,304,726
Other Financial Instruments**	—	21,472,186	—	21,472,186	—	(2,977,936)	—	(2,977,936)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$49,984,958	$—	$—	$49,984,958	$—	$—	$—	$—
Short-Term Investments	74,413,308	—	—	74,413,308	14,514,899	—	—	14,514,899
Other Financial Instruments**	—	35,834,569	—	35,834,569	—	(6,114,386)	—	(6,114,386)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,811,473	$—	$—	$3,811,473	$52,500,655	$—	$—	$52,500,655
Other Financial Instruments**	—	1,070,946	—	1,070,946	—	(18,114,765)	—	(18,114,765)

DIREXION ANNUAL REPORT	215

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income†	$2,630,244	$—	$—	$2,630,244	$—	$—	$—	$—
Short-Term Investments	9,587,930	—	—	9,587,930	115,516,546	—	—	115,516,546
Other Financial Instruments**	—	1,148,770	—	1,148,770	—	(41,465,492)	—	(41,465,492)

*	Please refer to the schedule of investments to view securities listed by country.
†	Please refer to the schedule of investments to view securities listed by industry.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 for the Funds during the period ended October 31, 2011. There were no Level 3 securities held by the Funds at October 31, 2011. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2011, the Funds were invested in equity swap contracts. At October 31, 2011, the fair value of derivative instruments were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Risk	Total
Direxion Daily Total Market Bear 1X Shares	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—
Direxion Daily Large Cap Bull 3X Shares	27,795,599	—	27,795,599
Direxion Daily Large Cap Bear 3X Shares	2,636,044	—	2,636,044
Direxion Daily Mid Cap Bull 3X Shares	7,250,936	—	7,250,936
Direxion Daily Mid Cap Bear 3X Shares	939,844	—	939,844
Direxion Daily Small Cap Bull 3X Shares	149,050,144	—	149,050,144
Direxion Daily Small Cap Bear 3X Shares	37,513,330	—	37,513,330
Direxion Daily BRIC Bull 3X Shares	517,158	—	517,158
Direxion Daily BRIC Bear 3X Shares	—	—	—
Direxion Daily China Bull 3X Shares	6,889,938	—	6,889,938
Direxion Daily China Bear 3X Shares	778,795	—	778,795
Direxion Daily Developed Markets Bull 3X Shares	769,892	—	769,892
Direxion Daily Developed Markets Bear 3X Shares	2,024,571	—	2,024,571
Direxion Daily Emerging Markets Bull 3X Shares	37,318,840	—	37,318,840
Direxion Daily Emerging Markets Bear 3X Shares	11,022,804	—	11,022,804
Direxion Daily India Bull 3X Shares	287,729	—	287,729
Direxion Daily India Bear 3X Shares	296,786	—	296,786
Direxion Daily Latin America Bull 3X Shares	5,434,418	—	5,434,418
Direxion Daily Latin America Bear 3X Shares	140,648	—	140,648
Direxion Daily Russia Bull 3X Shares	2,115,988	—	2,115,988
Direxion Daily Russia Bear 3X Shares	1,325,515	—	1,325,515

216	DIREXION ANNUAL REPORT

	Asset Derivatives[1]
Fund	Equity Risk	Interest Risk	Total
Direxion Daily Agribusiness Bull 3X Shares	$521,878	$—	$521,878
Direxion Daily Agribusiness Bear 3X Shares	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	615,782	—	615,782
Direxion Daily Basic Materials Bear 3X Shares	849,581	—	849,581
Direxion Daily Gold Miners Bull 3X Shares	1,710,512	—	1,710,512
Direxion Daily Gold Miners Bear 3X Shares	322,405	—	322,405
Direxion Daily Healthcare Bull 3X Shares	69,060	—	69,060
Direxion Daily Healthcare Bear 3X Shares	403,229	—	403,229
Direxion Daily Natural Gas Related Bull 3X Shares	978,989	—	978,989
Direxion Daily Natural Gas Related Bear 3X Shares	225,040	—	225,040
Direxion Daily Retail Bull 3X Shares	415,246	—	415,246
Direxion Daily Retail Bear 3X Shares	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	19,598,941	—	19,598,941
Direxion Daily Semiconductor Bear 3X Shares	—	—	—
Direxion Daily Energy Bull 3X Shares	73,250,577	—	73,250,577
Direxion Daily Energy Bear 3X Shares	2,158,661	—	2,158,661
Direxion Daily Financial Bull 3X Shares	244,858,805	—	244,858,805
Direxion Daily Financial Bear 3X Shares	—	—	—
Direxion Daily Real Estate Bull 3X Shares	25,531,630	—	25,531,630
Direxion Daily Real Estate Bear 3X Shares	540,977	—	540,977
Direxion Daily Technology Bull 3X Shares	36,037,403	—	36,037,403
Direxion Daily Technology Bear 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	1,070,946	1,070,946
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	1,319,152	1,319,152
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Risk	Total
Direxion Daily Total Market Bear 1X Shares	$144,857	$—	$144,857
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	252,397	252,397
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	171,016	171,016
Direxion Daily Total Bond Market Bear 1X Shares	—	585,630	585,630
Direxion Daily Large Cap Bull 3X Shares	5,171,168	—	5,171,168
Direxion Daily Large Cap Bear 3X Shares	24,125,413	—	24,125,413
Direxion Daily Mid Cap Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	1,282,842	—	1,282,842
Direxion Daily Small Cap Bull 3X Shares	5,947,793	—	5,947,793
Direxion Daily Small Cap Bear 3X Shares	132,358,575	—	132,358,575
Direxion Daily BRIC Bull 3X Shares	—	—	—
Direxion Daily BRIC Bear 3X Shares	535,085	—	535,085
Direxion Daily China Bull 3X Shares	799,119	—	799,119
Direxion Daily China Bear 3X Shares	1,029,397	—	1,029,397
Direxion Daily Developed Markets Bull 3X Shares	1,149,516	—	1,149,516
Direxion Daily Developed Markets Bear 3X Shares	387,608	—	387,608
Direxion Daily Emerging Markets Bull 3X Shares	9,653,616	—	9,653,616
Direxion Daily Emerging Markets Bear 3X Shares	11,994,036	—	11,994,036
Direxion Daily India Bull 3X Shares	1,555,106	—	1,555,106
Direxion Daily India Bear 3X Shares	114,384	—	114,384

DIREXION ANNUAL REPORT	217

	Liability Derivatives[2]
Fund	Equity Risk	Interest Risk	Total
Direxion Daily Latin America Bull 3X Shares	$279,218	$—	$279,218
Direxion Daily Latin America Bear 3X Shares	782,234	—	782,234
Direxion Daily Russia Bull 3X Shares	80,019	—	80,019
Direxion Daily Russia Bear 3X Shares	59,168	—	59,168
Direxion Daily Agribusiness Bull 3X Shares	63,600	—	63,600
Direxion Daily Agribusiness Bear 3X Shares	515,219	—	515,219
Direxion Daily Basic Materials Bull 3X Shares	7,759	—	7,759
Direxion Daily Basic Materials Bear 3X Shares	335	—	335
Direxion Daily Gold Miners Bull 3X Shares	2,618,668	—	2,618,668
Direxion Daily Gold Miners Bear 3X Shares	229,048	—	229,048
Direxion Daily Healthcare Bull 3X Shares	2,169	—	2,169
Direxion Daily Healthcare Bear 3X Shares	5,254	—	5,254
Direxion Daily Natural Gas Related Bull 3X Shares	238,840	—	238,840
Direxion Daily Natural Gas Related Bear 3X Shares	177,100	—	177,100
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily Retail Bear 3X Shares	438,664	—	438,664
Direxion Daily Semiconductor Bull 3X Shares	280,527	—	280,527
Direxion Daily Semiconductor Bear 3X Shares	3,690,379	—	3,690,379
Direxion Daily Energy Bull 3X Shares	1,131,495	—	1,131,495
Direxion Daily Energy Bear 3X Shares	12,430,570	—	12,430,570
Direxion Daily Financial Bull 3X Shares	30,045,412	—	30,045,412
Direxion Daily Financial Bear 3X Shares	224,417,842	—	224,417,842
Direxion Daily Real Estate Bull 3X Shares	4,059,444	—	4,059,444
Direxion Daily Real Estate Bear 3X Shares	3,518,913	—	3,518,913
Direxion Daily Technology Bull 3X Shares	202,834	—	202,834
Direxion Daily Technology Bear 3X Shares	6,114,386	—	6,114,386
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	18,114,765	18,114,765
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	170,382	170,382
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	41,465,492	41,465,492

[2]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended October 31, 2011, were as follows:

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Total Market Bear 1X Shares	Realized gain (loss)[1]
	Swap Contracts	$103,108	$—
	Total realized gain (loss)	103,108	—	$103,108
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(144,857)	—
	Total unrealized appreciation (depreciation)	(144,857)	—	(144,857)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Realized gain (loss)[1]
	Swap Contracts	—	(198,367)
	Total realized gain (loss)	—	(198,367)	(198,367)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(252,397)
	Total unrealized appreciation (depreciation)	—	(252,397)	(252,397)

218	DIREXION ANNUAL REPORT

Funds		Equity Risk	Interest Risk	Total
Direxion Daily 20+ Year Treasury Bear 1X Shares	Realized gain (loss)[1]
	Swap Contracts	$—	$(792,537)
	Total realized gain (loss)	—	(792,537)	$(792,537)
	Unrealized appreciation (depreciation)[2]	—
	Swap Contracts	—	(171,016)
	Total unrealized appreciation (depreciation)	—	(171,016)	(171,016)
Direxion Daily Total Bond Market Bear 1X Shares	Realized gain (loss)[1]	—
	Swap Contracts	—	(261,396)
	Total realized gain (loss)	—	(261,396)	(261,396)
	Unrealized appreciation (depreciation)[2]	—
	Swap Contracts	—	(585,630)
	Total unrealized appreciation (depreciation)	—	(585,630)	(585,630)
Direxion Daily Large Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	90,200,668	—
	Total realized gain (loss)	90,200,668	—	90,200,668
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(47,700,950)	—
	Total unrealized appreciation (depreciation)	(47,700,950)	—	(47,700,950)
Direxion Daily Large Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(121,819,010)	—
	Total realized gain (loss)	(121,819,010)	—	(1,169,706)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	35,553,328	—
	Total unrealized appreciation (depreciation)	35,553,328	—	35,553,328
Direxion Daily Mid Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	13,406,452	—
	Total realized gain (loss)	13,406,452	—	13,406,452
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(7,086,442)	—
	Total unrealized appreciation (depreciation)	(7,086,442)	—	(7,086,442)
Direxion Daily Mid Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(17,983,628)	—
	Total realized gain (loss)	(17,983,628)	—	(17,983,628)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	6,554,043	—
	Total unrealized appreciation (depreciation)	6,554,043	—	6,554,043
Direxion Daily Small Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	24,734,702	—
	Total realized gain (loss)	24,734,702	—	24,734,702
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	38,824,850	—
	Total unrealized appreciation (depreciation)	38,824,850	—	38,824,850
Direxion Daily Small Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(542,717,166)	—
	Total realized gain (loss)	(542,717,166)	—	(542,717,166)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	145,871,337	—
	Total unrealized appreciation (depreciation)	145,871,337	—	145,871,337

DIREXION ANNUAL REPORT	219

Funds		Equity Risk	Interest Risk	Total
Direxion Daily BRIC Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$(1,371,996)	$—
	Total realized gain (loss)	(1,371,996)	—	$(1,371,996)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	149,674	—
	Total unrealized appreciation (depreciation)	149,674	—	149,674
Direxion Daily BRIC Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	129,619	—
	Total realized gain (loss)	129,619	—	129,619
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(142,208)	—
	Total unrealized appreciation (depreciation)	(142,208)	—	(142,208)
Direxion Daily China Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(21,211,725)	—
	Total realized gain (loss)	(21,211,725)	—	(21,211,725)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(4,494,651)	—
	Total unrealized appreciation (depreciation)	(4,494,651)	—	(4,494,651)
Direxion Daily China Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(1,224,748)	—
	Total realized gain (loss)	(1,224,748)	—	(1,224,748)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	2,401,793	—
	Total unrealized appreciation (depreciation)	2,401,793	—	2,401,793
Direxion Daily Developed Markets Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(3,875,576)	—
	Total realized gain (loss)	(3,875,576)	—	(3,875,576)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(4,243,551)	—
	Total unrealized appreciation (depreciation)	(4,243,551)	—	(4,243,551)
Direxion Daily Developed Markets Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(9,763,536)	—
	Total realized gain (loss)	(9,763,536)	—	(9,763,536)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	5,434,347	—
	Total unrealized appreciation (depreciation)	5,434,347	—	5,434,347
Direxion Daily Emerging Markets Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(60,897,185)	—
	Total realized gain (loss)	(60,897,185)	—	(60,897,185)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(47,064,232)	—
	Total unrealized appreciation (depreciation)	(47,064,232)	—	(47,064,232)
Direxion Daily Emerging Markets Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(36,445,721)	—
	Total realized gain (loss)	(36,445,721)	—	(36,445,721)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	26,869,207	—
	Total unrealized appreciation (depreciation)	26,869,207	—	26,869,207

220	DIREXION ANNUAL REPORT

Funds		Equity Risk	Interest Risk	Total
Direxion Daily India Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$(5,337,505)	$—
	Total realized gain (loss)	(5,337,505)	—	$(5,337,505)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(2,756,028)	—
	Total unrealized appreciation (depreciation)	(2,756,028)	—	(2,756,028)
Direxion Daily India Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(238,473)	—
	Total realized gain (loss)	(238,473)	—	(238,473)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	577,127	—
	Total unrealized appreciation (depreciation)	577,127	—	577,127
Direxion Daily Latin America Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(10,532,924)	—
	Total realized gain (loss)	(10,532,924)	—	(10,532,924)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(4,127,242)	—
	Total unrealized appreciation (depreciation)	(4,127,242)	—	(4,127,242)
Direxion Daily Latin America Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(1,906,317)	—
	Total realized gain (loss)	(1,906,317)	—	(1,906,317)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	769,792	—
	Total unrealized appreciation (depreciation)	769,792	—	769,792
Direxion Daily Russia Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,927,679)	—
	Total realized gain (loss)	(2,927,679)	—	(2,927,679)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	2,035,969	—
	Total unrealized appreciation (depreciation)	2,035,969	—	2,035,969
Direxion Daily Russia Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(1,717,469)	—
	Total realized gain (loss)	(1,717,469)	—	(1,717,469)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	1,266,347	—
	Total unrealized appreciation (depreciation)	1,266,347	—	1,266,347
Direxion Daily Agribusiness Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,114,065)	—
	Total realized gain (loss)	(2,114,065)	—	(2,114,065)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	458,278	—
	Total unrealized appreciation (depreciation)	458,278	—	458,278
Direxion Daily Agribusiness Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(224,710)	—
	Total realized gain (loss)	(224,710)	—	(224,710)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(515,219)	—
	Total unrealized appreciation (depreciation)	(515,219)	—	(515,219)

DIREXION ANNUAL REPORT	221

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Basic Materials Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$(1,733,160)	$—
	Total realized gain (loss)	(1,733,160)	—	$(1,733,160)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	608,023	—
	Total unrealized appreciation (depreciation)	608,023	—	608,023
Direxion Daily Basic Materials Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(839,897)	—
	Total realized gain (loss)	(839,897)	—	(839,897)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	849,246	—
	Total unrealized appreciation (depreciation)	849,246	—	849,246
Direxion Daily Gold Miners Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,094,762)	—
	Total realized gain (loss)	(2,094,762)	—	(2,094,762)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(908,156)	—
	Total unrealized appreciation (depreciation)	(908,156)	—	(908,156)
Direxion Daily Gold Miners Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	249,395	—
	Total realized gain (loss)	249,395	—	249,395
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	93,357	—
	Total unrealized appreciation (depreciation)	93,357	—	93,357
Direxion Daily Healthcare Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(941,428)	—
	Total realized gain (loss)	(941,428)	—	(941,428)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	66,891	—
	Total unrealized appreciation (depreciation)	66,891	—	66,891
Direxion Daily Healthcare Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(528,916)	—
	Total realized gain (loss)	(528,916)	—	(528,916)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	397,975	—
	Total unrealized appreciation (depreciation)	397,975	—	397,975
Direxion Daily Natural Gas Related Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,553,866)	—
	Total realized gain (loss)	(2,553,866)	—	(2,553,866)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	456,140	—
	Total unrealized appreciation (depreciation)	456,140	—	456,140
Direxion Daily Natural Gas Related Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,059,698)	—
	Total realized gain (loss)	(2,059,698)	—	(2,059,698)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	390,476	—
	Total unrealized appreciation (depreciation)	390,476	—	390,476

222	DIREXION ANNUAL REPORT

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Retail Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$1,819,142	$—
	Total realized gain (loss)	1,819,142	—	$1,819,142
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(315,602)	—
	Total unrealized appreciation (depreciation)	(315,602)	—	(315,602)
Direxion Daily Retail Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(1,169,706)	—
	Total realized gain (loss)	(1,169,706)	—	(1,169,706)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	164,165	—
	Total unrealized appreciation (depreciation)	164,165	—	164,165
Direxion Daily Semiconductor Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(37,101,668)	—
	Total realized gain (loss)	(37,101,668)	—	(37,101,668)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	8,561,985	—
	Total unrealized appreciation (depreciation)	8,561,985	—	8,561,985
Direxion Daily Semiconductor Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(985,534)	—
	Total realized gain (loss)	(985,534)	—	(985,534)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(1,808,740)	—
	Total unrealized appreciation (depreciation)	(1,808,740)	—	(1,808,740)
Direxion Daily Energy Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	114,867,041	—
	Total realized gain (loss)	114,867,041	—	114,867,041
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	18,187,293	—
	Total unrealized appreciation (depreciation)	18,187,293	—	18,187,293
Direxion Daily Energy Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(44,827,405)	—
	Total realized gain (loss)	(44,827,405)	—	(44,827,405)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(8,326,967)	—
	Total unrealized appreciation (depreciation)	(8,326,967)	—	(8,326,967)
Direxion Daily Financial Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(375,744,411)	—
	Total realized gain (loss)	(375,744,411)	—	(375,744,411)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	141,030,260	—
	Total unrealized appreciation (depreciation)	141,030,260	—	141,030,260
Direxion Daily Financial Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(249,703,259)	—
	Total realized gain (loss)	(249,703,259)	—	(249,703,259)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(187,985,749)	—
	Total unrealized appreciation (depreciation)	(187,985,749)	—	(187,985,749)

DIREXION ANNUAL REPORT	223

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Real Estate Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$39,946,367	$—
	Total realized gain (loss)	39,946,367	—	$39,946,367
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(21,910,556)	—
	Total unrealized appreciation (depreciation)	(21,910,556)	—	(21,910,556)
Direxion Daily Real Estate Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(43,215,938)	—
	Total realized gain (loss)	(43,215,938)	—	(43,215,938)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	14,026,691	—
	Total unrealized appreciation (depreciation)	14,026,691	—	14,026,691
Direxion Daily Technology Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	37,901,536	—
	Total realized gain (loss)	37,901,536	—	37,901,536
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(7,487,648)	—
	Total unrealized appreciation (depreciation)	(7,487,648)	—	(7,487,648)
Direxion Daily Technology Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(26,286,091)	—
	Total realized gain (loss)	(26,286,091)	—	(26,286,091)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	5,806,430	—
	Total unrealized appreciation (depreciation)	5,806,430	—	5,806,430
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	—	2,133,298
	Total realized gain (loss)	—	2,133,298	2,133,298
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	991,507
	Total unrealized appreciation (depreciation)	—	991,507	991,507
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	—	(7,289,750)
	Total realized gain (loss)	—	(7,289,750)	(7,289,750)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(15,698,640)
	Total unrealized appreciation (depreciation)	—	(15,698,640)	(15,698,640)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	—	12,118,338
	Total realized gain (loss)	—	12,118,338	12,118,338
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	2,032,073
	Total unrealized appreciation (depreciation)	—	2,032,073	2,032,073
Direxion Daily 20+ Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	—	(287,939,718)
	Total realized gain (loss)	—	(287,939,718)	(287,939,718)
	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(48,842,208)
	Total unrealized appreciation (depreciation)	—	(48,842,208)	(48,842,208)

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

224	DIREXION ANNUAL REPORT

For the period ended October 31, 2011, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
Fund	Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily Total Market Bear 1X Shares	$—	$2,601,660
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	2,713,673
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	2,584,666
Direxion Daily Total Bond Market Bear 1X Shares	—	14,034,454
Direxion Daily Large Cap Bull 3X Shares	702,181,053	—
Direxion Daily Large Cap Bear 3X Shares	—	598,221,371
Direxion Daily Mid Cap Bull 3X Shares	138,210,836	—
Direxion Daily Mid Cap Bear 3X Shares	—	40,714,048
Direxion Daily Small Cap Bull 3X Shares	1,900,098,191	—
Direxion Daily Small Cap Bear 3X Shares	—	2,156,281,521
Direxion Daily BRIC Bull 3X Shares	7,243,984	—
Direxion Daily BRIC Bear 3X Shares	—	5,136,067
Direxion Daily China Bull 3X Shares	139,857,605	—
Direxion Daily China Bear 3X Shares	—	28,294,569
Direxion Daily Developed Markets Bull 3X Shares	68,850,353	—
Direxion Daily Developed Markets Bear 3X Shares	—	41,109,312
Direxion Daily Emerging Markets Bull 3X Shares	900,432,323	—
Direxion Daily Emerging Markets Bear 3X Shares	—	335,119,830
Direxion Daily India Bull 3X Shares	33,117,858	—
Direxion Daily India Bear 3X Shares	—	6,713,529
Direxion Daily Latin America Bull 3X Shares	95,362,506	—
Direxion Daily Latin America Bear 3X Shares	—	10,610,923
Direxion Daily Russia Bull 3X Shares	12,323,707	—
Direxion Daily Russia Bear 3X Shares	—	6,658,560
Direxion Daily Agribusiness Bull 3X Shares	10,107,126	—
Direxion Daily Agribusiness Bear 3X Shares	—	4,870,797
Direxion Daily Basic Materials Bull 3X Shares	8,312,418	—
Direxion Daily Basic Materials Bear 3X Shares	—	7,816,666
Direxion Daily Gold Miners Bull 3X Shares	65,127,111	—
Direxion Daily Gold Miners Bear 3X Shares	—	13,164,255
Direxion Daily Healthcare Bull 3X Shares	8,865,141	—
Direxion Daily Healthcare Bear 3X Shares	—	8,425,842
Direxion Daily Natural Gas Related Bull 3X Shares	14,942,399	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	4,157,818
Direxion Daily Retail Bull 3X Shares	7,467,446	—
Direxion Daily Retail Bear 3X Shares	—	3,347,284
Direxion Daily Semiconductor Bull 3X Shares	246,435,568	—
Direxion Daily Semiconductor Bear 3X Shares	—	45,518,565
Direxion Daily Energy Bull 3X Shares	808,168,053	—
Direxion Daily Energy Bear 3X Shares	—	225,778,366
Direxion Daily Financial Bull 3X Shares	4,520,695,040	—
Direxion Daily Financial Bear 3X Shares	—	2,655,449,226
Direxion Daily Real Estate Bull 3X Shares	311,002,338	—
Direxion Daily Real Estate Bear 3X Shares	—	133,955,467
Direxion Daily Technology Bull 3X Shares	537,542,986	—
Direxion Daily Technology Bear 3X Shares	—	119,652,769
Direxion Daily 7-10 Year Treasury Bull 3X Shares	21,890,850	—

DIREXION ANNUAL REPORT	225

	Quarterly Average Gross Notional Amounts
Fund	Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$—	$201,522,205
Direxion Daily 20+ Year Treasury Bull 3X Shares	57,784,793	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,109,497,661

8.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

226	DIREXION ANNUAL REPORT

9.	NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10.	ADDITIONAL INFORMATION

During the period ended October 31, 2011, shares of Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Real Estate Bear 3X Shares, and Direxion Daily 20+ Year Treasury Bear 3X Shares, were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split

Direxion Daily Large Cap Bear 3X Shares	02/24/2011	1:5	$7.67	$38.35	25,900,417	5,180,083
Direxion Daily Mid Cap Bear 3X Shares	02/24/2011	1:5	8.23	41.15	1,374,970	274,994
Direxion Daily Small Cap Bear 3X Shares	02/24/2011	1:3	14.18	42.54	54,339,380	18,113,127
Direxion Daily Developed Markets Bear 3X Shares	02/24/2011	1:5	7.27	36.35	1,700,000	340,000
Direxion Daily Emerging Markets Bull 3X Shares	11/10/2011*	1:5	17.44	87.20	21,550,000	4,310,000
Direxion Daily Latin America Bull 3X Shares	11/10/2011*	1:5	17.71	88.55	2,200,029	440,006
Direxion Daily Russia Bull 3X Shares	11/10/2011*	1:3	13.89	41.67	900,001	300,000
Direxion Daily Semiconductor Bear 3X Shares	02/24/2011	1:5	11.75	58.75	1,500,001	300,000
Direxion Daily Financial Bull 3X Shares	11/10/2011*	1:5	12.70	63.50	115,246,803	23,049,361
Direxion Daily Financial Bear 3X Shares	02/24/2011	1:5	8.17	40.85	112,672,694	22,534,539
Direxion Daily Real Estate Bear 3X Shares	11/10/2011*	1:5	9.73	48.65	3,969,891	793,978
Direxion Daily 20+ Year Treasury Bear 3X Shares	11/10/2011*	1:5	15.40	77.00	17,850,000	3,570,000

*	For purposes of financial reporting, these splits were retroactively applied to the October 31, 2011 financial statements for all periods presented.

DIREXION ANNUAL REPORT	227

11.	SUBSEQUENT EVENTS

On December 12, 2011, the Funds declared capital gain dividend distributions with an ex-date of December 13, 2011 and a payable date of December 20, 2011. Additionally, On December 20, 2011, the Funds declared income dividends with an ex-date of December 21, 2011 and payable date of December 29, 2011. The income dividend and capital gain dividend distribution per share for each Fund was as follows:

Fund	Per Share Income Dividend	Per Share Short Term Capital Gains	Per Share long Term Capital Gains

Direxion Daily Total Market Bear 1X Shares	$—	$1.99641	$—
Direxion Daily Mid Cap Bull 3X Shares	—	0.45435	1.95741
Direxion Daily BRIC Bear 3X Shares	—	1.24255	—
Direxion Daily Developed Markets Bull 3X Shares	0.18911	1.00720	1.10180
Direxion Daily Emerging Markets Bull 3X Shares	0.09206	—	—
Direxion Daily Latin America Bull 3X Shares	0.64650	0.66417	5.45346
Direxion Daily Russia Bull 3X Shares	0.08912	—	—
Direxion Daily Agribusiness Bear 3X Shares	—	2.31762	—
Direxion Daily Gold Miners Bull 3X Shares	—	1.01894	—
Direxion Daily Gold Miners Bear 3X Shares	—	1.97659	—
Direxion Daily Healthcare Bull 3X Shares	—	0.73621	—
Direxion Daily Healthcare Bear 3X Shares	—	2.16185	—
Direxion Daily Natural Gas Related Bull 3X Shares	0.07600	—	—
Direxion Daily Retail Bull 3X Shares	—	1.48611	1.41207
Direxion Daily Real Estate Bull 3X Shares	—	0.69569	1.29870
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	1.68471	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	0.49895	—

The Funds have evaluated subsequent events through the issuance of their financial statements and have determined, other than the disclosures stated; there are no other events that impacted the Funds’ financial statements.

228	DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

The Board of Trustees and

Shareholders of Direxion Shares ETF Trust:

We have audited the accompanying statements of assets and liabilities of Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares), Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares), Direxion Daily China Bull 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares), Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares), Direxion Daily Latin America Bull 3X Shares, Direxion Daily Latin America Bear 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Agribusiness Bull 3X Shares, Direxion Daily Agribusiness Bear 3X Shares, Direxion Daily Basic Materials Bull 3X Shares, Direxion Daily Basic Materials Bear 3X Shares, Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares), Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares), Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Healthcare Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares), Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares), Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares), Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares), Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares (the investment funds constituting the Direxion Shares ETF Trust (the “Trust”) and collectively referred to as the “Funds”), including the schedules of investments, as of October 31, 2011, and the related statements of operations, the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 23, 2011

DIREXION ANNUAL REPORT	229

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily Mid Cap Bull 3X Shares	7.04%	7.21%	0.06%	62.28%
Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares)[1]	0.00%	73.23%	1.47%	0.00%
Direxion Daily China Bull 3X Shares	0.00%	12.38%	0.00%	0.00%
Direxion Daily Developed Markets Bull 3X Shares	2.04%	13.45%	0.03%	11.75%
Direxion Daily Emerging Markets Bull 3X Shares	0.07%	5.18%	0.06%	94.55%
Direxion Daily Latin America Bull 3X Shares	11.63%	16.45%	0.03%	4.29%
Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares)[1]	66.14%	79.72%	0.00%	0.00%
Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares)[1]	14.14%	14.14%	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	0.53%	0.37%	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	2.41%	2.39%	0.00%	100.00%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.00%	0.00%	3.59%	59.35%

[1]	Effective December 1, 2011, the Fund changed its name and Fund Objective. See Note 1 in the Notes to Financial Statements.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2011. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (866) 476-7523 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

230	DIREXION ANNUAL REPORT

Direxion Shares

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address(1) and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(3) Year of Birth: 1968	President, Chairman of the Board of Trustees and Treasurer	Since 2008	Managing Director of Rafferty, 1999-present.	134	None

Non-Interested Trustees
Name, Address(1) and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Year of Birth: 1944	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly Byrne Securities Inc.), 1992-present.	162	None

Gerald E. Shanley III Year of Birth: 1943	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	162	None

John Weisser Year of Birth: 1941	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	162	Director, MainStay VP Fund Series, The MainStay Funds Trust; Director ICAP Funds, Inc.; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)

DIREXION ANNUAL REPORT	231

Direxion Shares

Trustees and Officers

Officers
Name, Address(1) and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(3) Year of Birth: 1968	President, Chairman of the Board of Trustees	Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A

Patrick J. Rudnick Year of Birth: 1973	Principal Financial Officer and Treasurer	Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Bernard “Bob” Frize Year of Birth: 1968	Chief Compliance Officer	Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007-June 2007; Associate Vice President, Pershing Adviser Solutions April 1996-January 2007.	N/A	N/A

Angela Brickl Year of Birth: 1976	Secretary	Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May-Aug 2009; Summer Associate at Foley & Lardner, LLP May-August 2008; Vice President USBFS November 2003-August 2007.	N/A	N/A

(1)	The address for all trustees and officers is 33 Whitehall St., New York, NY 10004.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 27 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 50 of the 134 funds currently registered with the SEC.

(3)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(4)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.

232	DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

October 31, 2011

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 17, 2011 Board meeting in renewing the Advisory Agreement (“Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Shares ETF Trust (the “Trust”), on behalf of the Direxion Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares, Direxion Airline Shares, Direxion Daily Agribusiness Bull 3X Shares, Direxion Daily Agribusiness Bear 3X Shares, Direxion Daily Basic Materials Bull 3X Shares, Direxion Daily Basic Materials Bear 3X Shares, Direxion Daily BRIC Bull 3X Shares (formerly Direxion Daily BRIC Bull 2X Shares), Direxion Daily BRIC Bear 3X Shares (formerly Direxion Daily BRIC Bear 2X Shares), Direxion Daily China Bull 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Gold Miners Bull 3X Shares (formerly Direxion Daily Gold Miners Bull 2X Shares), Direxion Daily Gold Miners Bear 3X Shares (formerly Direxion Daily Gold Miners Bear 2X Shares), Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Healthcare Bear 3X Shares, Direxion Daily India Bull 3X Shares (formerly Direxion Daily India Bull 2X Shares), Direxion Daily India Bear 3X Shares (formerly Direxion Daily India Bear 2X Shares), Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Latin America Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares (formerly Direxion Daily Natural Gas Related Bull 2X Shares), Direxion Daily Natural Gas Related Bear 3X Shares (formerly Direxion Daily Natural Gas Related Bear 2X Shares), Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Retail Bull 3X Shares (formerly Direxion Daily Retail Bull 2X Shares), Direxion Daily Retail Bear 3X Shares (formerly Direxion Daily Retail Bear 2X Shares), Direxion Daily Russia Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Technology Bull 3X Shares and Direxion Daily Technology Bear 3X Shares, each a series of the Trust (collectively, the “Funds”). The Funds managed by Rafferty using a leveraged strategy are referred to as the “Leveraged Index Funds.” The Funds managed by Rafferty other than the Leveraged Index Funds are referred to as the “Non-Leveraged Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among others, the following factors: (1) the nature and quality of the services provided; (2) the investment performance information regarding each operational Fund; (3) the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee rate schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with any other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived and identified by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.    The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its contractual fee waivers and/or expense reimbursement obligations, if any.

DIREXION ANNUAL REPORT	233

The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.    The Board considered quarterly reports throughout the year related to the performance of the operational Funds. In addition, the Board evaluated the performance of the operational Funds relative to: (1) performance models for the year-to-date and since-inception periods ended June 30, 2011; and (2) market indices for the year-to-date and since-inception periods ended June 30, 2011. The Board considered Rafferty’s explanation that the Leveraged Index Funds’ performance is more appropriately compared to the models than to the market indices. The Board also considered Rafferty’s explanation that the Leveraged Index Funds are difficult to categorize with other Lipper and Morningstar peer group funds because the Leveraged Index Funds seek daily investment results that are leveraged and the Lipper and Morningstar peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Leveraged Index Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy or the compounding impact of a Fund’s daily performance. In addition, the Board noted Rafferty’s representation that the underperforming Leveraged Index Funds generally underperformed their models due to a combination of factors (collectively, the “Factors”), most notably: (1) that a Leveraged Index Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Funds’ models and benchmark indices; (2) tracking differences between the futures contracts held by certain of the Leveraged Index Funds and the securities included in their benchmark indices; and (3) daily price deviations between the time when Rafferty rebalanced the Leveraged Index Funds’ portfolios and the close of the markets. The Board noted that the Funds’ models are not affected by these price deviations.

With respect to the Direxion Airline Shares, Direxion Daily Basic Materials Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Russia Bull 3X Shares and Direxion Daily Total Bond Market Bear 1X Shares, the Board considered that the Funds outperformed their models for the relevant time periods ended June 30, 2011.

With respect to the Direxion Daily India Bull 2X Shares and the Direxion Daily Small Cap Bull 3X Shares, the Board considered that the Funds outperformed their models since inception, but underperformed for the year-to-date period ended June 30, 2011. The Board noted Rafferty’s representation that each Fund underperformed its model primarily due to the previously discussed Factors.

With respect to the Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Agribusiness Bull 3X Shares, Direxion Daily Agribusiness Bear 3X Shares, Direxion Daily Basic Materials Bull 3X Shares, Direxion Daily BRIC Bull 2X Shares, Direxion Daily BRIC Bear 2X Shares, Direxion Daily China Bull 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Gold Miners Bull 2X Shares, Direxion Daily Gold Miners Bear 2X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Healthcare Bear 3X Shares, Direxion Daily India Bear 2X Shares, Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Latin America Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Natural Gas Related Bull 2X Shares, Direxion Daily Natural Gas Related Bear 2X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Retail Bull 2X Shares, Direxion Daily Retail Bear 2X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares and Direxion Daily Total Market Bear 1X Shares, the Board considered that the Funds underperformed their models for the relevant time periods ended June 30, 2011. The Board noted Rafferty’s representation that each Fund underperformed its model primarily due to the previously discussed Factors.

234	DIREXION ANNUAL REPORT

Costs of Services Provided to the Funds and Profits Realized.    The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered advisory fee rates charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fee rates for each of the Funds are similar to or, in some cases, lower than the advisory fee rates for the comparable fund groups. The Board also considered that Rafferty agreed to limit the total expenses for the Funds via contractual fee waivers and/or expense reimbursements. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale.    The Board considered whether economies of scale will be realized by Rafferty as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board noted that, at its request, Rafferty had agreed at this meeting to institute breakpoints in its advisory fee rate schedules for the Funds. The Board further noted that these breakpoints will result in a lower advisory fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. In addition, the Board considered Rafferty’s representation that it was continuing to work on its sales and marketing efforts to raise additional assets in the Funds.

Other Benefits.    The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.    Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

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PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

ANNUAL REPORT OCTOBER 31, 2011

33 Whitehall Street, 10th Floor New York, New York 10004 www.direxionshares.com

Investment Adviser

Rafferty Asset Management, LLC

33 Whitehall St. 10th Floor

New York, NY 10004

Administrator, Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon

101 Barclay Street

New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2.	Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not Applicable

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

e). Not Applicable

f). Attached

Item 3.	Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Gerald E. Shanley III. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2011: $925,000

2010: $754,299

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2011: $0

2010: $5,000

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2011: $317,200

2010: $370,800

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2011: $0

2010: $0

e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as following:

2011: $317,200

2010: $375,800

(h) Not Applicable

Item 5.	Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.

(b) Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12.	Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’Neill
Daniel O’ Neill, President

Date: December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’Neill
Daniel O’ Neill, President

Date: December 28, 2011

By:	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date: December 28, 2011